AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 24, 2026

1933 Act File No. 33-75340

1940 Act No. 811-08360

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

___________________________

FORM N-1A

___________________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 166	☒
AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 167	☒

___________________________

GUINNESS ATKINSON FUNDS
(Formerly Investec Funds)
(Exact Name of Registrant as Specified in Charter)

___________________________

251 South Lake Avenue, Suite 800
Pasadena, California 91101
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (626) 628-2739

James J. Atkinson, President
Guinness Atkinson Funds
251 South Lake Avenue, Suite 800
Pasadena, California 91101
(Name and Address of Agent for Service)

___________________________

Please send copies of communications to:

Alexandra Alberstadt, Esq
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

___________________________

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485; or
☐	on pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
☐	on pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	on pursuant to paragraph (a)(2) of Rule 485; or
☐	on pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus July 24, 2026

GUINNESS|ATKINSONTM

_____________________________________

FUNDS

_____________________________________

Exchange-traded fund shares that are not
individually redeemable and are
listed on NYSE Arca

☐   Guiness AtkinsonTM Global Innovators Fund

ETF Share Class GAIQ

This Prospectus provides important information about the ETF Class shares of Guinness Atkinson Global Innovators Fund (the “Fund”). The Fund’s ETF Class shares are listed and traded on a national securities exchange and, unlike mutual fund class shares, are not individually redeemable. In addition to ETF Class shares, the Fund offers one or more classes of mutual fund shares in a separate prospectus. An investment in a Fund’s ETF Class shares is not an investment in a mutual fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

This is the Summary Prospectus for the Fund’s ETF Class Shares, which are listed and traded on the NYSE Arca (the “Exchange”), a national securities exchange. Unlike mutual fund class shares, ETF Class Shares are not individually redeemable. An investment in the Fund’s ETF Class Shares is not an investment in a mutual fund.

Guinness Atkinson Global Innovators Fund

Investment Objective

The Guinness Atkinson Global Innovators Fund’s investment objective is long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold ETF shares of the Guinness Atkinson Global Innovators Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below. The expenses shown under Annual Operating Expenses are based on estimated amounts for the current fiscal year. The Fund’s ETF Shares have no operating history; actual operating expenses could be different.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	ETF Class Shares
Management Fees:	0.79%
Distribution (12b-1) Fees:	None
Other Expenses:(1)	0.00%
Total Annual Fund Operating Expense:(2)	0.79%

1          The Fund’s ETF Class Shares are new, so the “other expenses” are estimated based on actual expenses incurred by the Fund’s mutual fund shares.

2          The Adviser receives an annual management fee of 79 basis points, which is composed of an investment advisory fee and a fee for other services. The Fund’s “other expenses” are composed of Acquired Fund Fees and Expenses (if any), fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, investment-related costs and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other investment companies. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s ETF Class Shares operating expenses remain the same.

This Example does not include brokerage commissions or other fees payable to financial intermediaries that you may pay to buy and sell ETF Class Shares of the Fund. It also does not include the transaction fees on purchases and redemptions of creation units (“Creation Units”), because those fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.67% of the average value of its portfolio.

Principal Investment Strategies

The Global Innovators Fund invests in publicly-traded equity securities of companies that the Adviser believes are positioned for growth due to advances in technology, communications, globalism or innovative management. The Fund invests in companies that the Adviser believes can create value through original thinking. The Fund will consider all companies in the world’s developed stock markets, such as the United States, the United Kingdom, Canada, Japan, Hong Kong, Singapore, Australia, New Zealand and other stock markets in the European Union. The Fund also may consider investments in emerging stock markets, such as in China, Korea, Taiwan, Malaysia, Thailand, South Africa and Mexico. The Fund considers “emerging stock markets” to be stock markets in countries considered to be emerging market countries by any of the World Bank, the International Monetary Fund or any widely-recognized index of emerging market securities (e.g., Dow Jones, FTSE, S&P Global Ratings, MSCI).

The Fund is actively managed. The Fund will normally hold around 35 positions of approximately equal weight. The Fund may invest in companies of any capitalization size. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Additional information on Principal Investment Strategies can be found in the Prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in companies, wherever located, that the Adviser believes are positioned to benefit from innovations in technology, communication, globalism or innovative management strategies.

Principal Risks

You can lose money investing in shares of the Guinness Atkinson Global Innovators Fund and investing in shares of this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. Risks associated with investing in the Fund can increase during times of market volatility. There can be no assurance that the Fund will achieve its investment objective.

The Fund is subject to the following risks, which could affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return or the Fund’s ability to meet its investment objective. These risks are also described in the Principal Risks of Investing in the Fund section of this Prospectus and in the Fund’s Statement of Additional Information.

Industry Risks. The technology, internet and communications industries or sectors are extremely competitive and subject to rapid rates of change. The competitive nature of these industries or sectors and rapid rate of change places a challenge on the management of these companies to be successful. The Fund may have more investments in these areas than other equity funds that do not focus on companies implementing innovation.

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Equity Securities Risk. The Fund invests in publicly-traded equity securities, and their value may fluctuate, sometimes rapidly and unpredictably, which means a security may be worth more or less than when it was purchased. These fluctuations can be based on a variety of factors including a company’s financial condition as well as macro-economic factors such as interest rates, inflation rates, global market conditions, and non-economic factors such as market perceptions and social or political events.

Market Risk. General market conditions can affect the value of the Fund’s securities holdings. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced periods of extreme stress (sometimes related to specific events) which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short-term volatility of the Fund.

Risks of Investing in ETF Shares

•        Shares May Trade At Prices Other Than NAV. “ETF Shares” are the Fund’s individual exchange-traded shares, which are listed for trading on the NYSE Arca. Shares are bought and sold in the secondary market at a market price. The Fund’s NAV is calculated once per day, at the end of the day. The market price of an ETF Share on the exchange could be higher than the NAV (premium), or lower than the NAV (discount).

•        Market Price could vary from NAV due to foreign holdings. The Fund will hold shares of non-U.S. securities traded in local markets that close at a different time than the NYSE Arca. During the time when the NYSE Arca is open but after the applicable local market has closed, the price of a foreign security that is held by the Fund and included in the Fund’s NAV will be based upon the most recent closing price in that security’s local market, updated for currency changes, until that local market opens again. When all or a portion of the Fund’s portfolio consists of securities traded in a market that is closed when the market for the Fund’s shares is open, there could be differences between the value of ETF Shares and the value of the Fund’s underlying portfolio. These differences can be magnified during times of significant market activity and could contribute to the ETF Shares trading at a premium or discount.

•        Costs of buying, selling or holding ETF Shares. Purchases and sales of ETF Shares on the exchange through a broker may incur a brokerage charge or commission, frequently a fixed amount; this may be a significant proportional cost for investors transacting in small numbers of shares. Because of the costs of buying and selling shares of the Fund, frequent trading may reduce investment returns. You could lose money if you sell your shares at a point when the market price is below the Fund’s NAV.

•        Spreads may vary. The difference between the price investors are willing to pay for ETF Shares (the “bid” price) and the price at which investors are willing to sell ETF Shares (the “ask” price) is called the “spread.” The spread with respect to ETF shares varies over time based on the Fund’s trading volume and market liquidity, and is generally lower (or “narrower”) if the Fund has a lot of trading volume and market liquidity and higher (or “wider”) if the Fund has little trading volume and market liquidity. When the spread widens, or when premiums or discounts become larger than usual, particularly in times of market stress, investors may pay significantly more or receive significantly less than the Fund’s NAV when they buy or sell ETF Shares in the secondary market. The Fund’s website contains information about the Fund’s spread. You could lose money if you sell your shares at a point when the market price is below the Fund’s NAV.

•        Cash Redemption Risk. The Fund may be required to sell portfolio securities if it is required to pay cash in redemption of Creation Units to Authorized Participants. Generally, the Fund will effectuate redemptions in kind. For some portfolio holdings traded in specific foreign markets that do not permit in-kind transfers,

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the Fund will need to sell securities and deliver cash to redeeming Authorized Participants. Selling securities could generate capital gains and cause the Fund to incur brokerage expenses, and could result in tax consequences. The Fund could lose money if it had to sell its securities in times of overall market turmoil or when the Fund’s portfolio securities have declined in value, or if the securities become illiquid.

•        Redemption Risk. ETF Shares are not individually redeemable. The Fund only redeems ETF Shares in Creation Units, which are large blocks of shares, from Authorized Participants. If you want to liquidate some or all of your investment in shares of the Fund, you would have to sell them on the secondary market at prevailing market prices, which may be lower than NAV.

•        Absence of Active Trading Market Risk. Although ETF Class `Shares will be listed on the NYSE Arca exchange, there is no guarantee that an active trading market for ETF Class Shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process (that is, arbitrage will be less effective at keeping the market price of the ETF Shares aligned closely with the value of its underlying portfolio). Trading in ETF Shares on the NYSE Arca exchange could be halted for a variety of reasons. Any absence of an active trading market for ETF shares could lead to a heightened risk that there will be a difference between the market price of an ETF Share and the underlying value of the ETF Share.

•        Authorized Participant Risk. Only a limited number of financial institutions that enter into an authorized participant agreement with the Funds may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, ETF Shares may trade at a premium or discount to the Fund’s net asset value. This risk could also be heightened because the Fund uses a focused investment strategy. If Authorized Participants do not proceed with creation and redemption orders for shares, the Fund’s share price could trade at a discount to NAV and could face trading halts or de-listing.

Financial Services Sector Risk. The Fund invests in companies in the financial sector, and therefore the performance of the Fund’s investments could be negatively impacted by events affecting these companies. The financial services sector includes companies involved in such activities as banking and depository institutions, retail and consumer financial services, capital markets and investment services, securities brokerage, payment and settlement systems, custody and insurance companies. Risks of investing in the financial services sector include, among others, changes in government regulations, technology (hardware and software) supply chain vulnerabilities, changes in interest rates, non-diversified loan portfolios, credit defaults, competition and natural disasters.

Global Risks. The Fund invests in companies in the U.S. or economically tied to the US, as well as companies outside the U.S. or economically tied to countries outside the US. Companies economically tied to countries outside the U.S., and U.S. companies that have exposure to non-U.S. companies, may face global risks. The Fund may invest in or be exposed to companies that are exposed to more global risks. Economies and financial markets globally are increasingly interconnected, which means that events or conditions in one locale can affect markets or companies in other countries or regions. Companies in which the Fund invests may experience differing outcomes with respect to inflation or deflation, interest rates, safety and security, economic uncertainties (including taxes, tariffs and import/export controls), natural and environmental conditions, health conditions (including pandemics such as Covid-19) and/or systemic market dislocations (including market dislocations due to events outside a company’s country or region, including supply chain events, sanctions or embargoes). The global interconnectivity of industries and companies, especially with respect to goods, can be negatively impacted by events occurring beyond a company’s principal geographic location. These events can contribute to volatility, valuation and liquidity issues, and can affect specific companies, countries, regions and global markets.

Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic. This pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in restrictions on commercial activity (shutdowns), interruptions in labor and supply markets, economic stimulus packages and other governmental interventions, and reallocation of market resources. Total economic effects pandemics like Covid-19 cannot be predicted.

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Capital Controls and Sanctions Risk. Beginning in 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions (direct and secondary) and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, and also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact companies in the Fund’s portfolio, which could adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

Risks Associated with Investments in Companies outside the United States.

Investing in Non-US Companies. Investing in companies outside the U.S., including in countries in Europe and Asia, involves different and additional political, social, economic, legal, and regulatory and other risks, based on the size of their securities markets, competition for investments, interest rates, and global or foreign trade activities (restrictions and tariffs, or threats of changes to restrictions or tariffs), and changes in the global economy, such as “Brexit”, the withdrawal of the United Kingdom from the European Union (EU), as well as changes due to global or coordinated sanctions activities. Impacts of Brexit are likely to be higher on companies with significant contacts with the United Kingdom, including companies in Europe. Non-US companies, whether in developed or emerging markets, may be more sensitive to these factors, which can increase volatility, reduce liquidity and negatively affect economic growth. The Fund’s ability to access foreign securities markets can be limited, which can affect availability, liquidity and pricing of foreign securities.

Sensitivity to global events. Non-US securities may be more sensitive to changes in global economy activity, including interest rates as well as trading activity, including trade restrictions, tariffs, or threats of changes to restrictions or tariffs. These companies may be more sensitive to global economic transitions and stresses, such as Brexit, central bank or government interventions (commonly involving interest rates but also stimulus and sanctions). Investing in non-US securities can also expose the Fund to risks associated with the potential imposition of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs (or threats thereof).

Legal, Accounting, Audit and Disclosure may vary. Foreign countries have different legal, accounting, auditing and financial disclosure systems, which may make information about companies more difficult to understand, and less information may be available. Under foreign legal systems, different standards may apply for foreign governments to take over assets, restrict the ability to exchange currency or restrict the delivery of securities. Some foreign companies may be subject to special restrictions in U.S. markets due to non-compliance with U.S. audit inspection standards.

China. China’s government exercises significant control over its capital markets and currency markets, including its securities markets. China is also an emerging market. The Fund’s investments may be affected by currency and exchange rate fluctuations, price volatility, illiquidity and trading restrictions, which can differ between China’s stock exchanges and stock exchanges that list securities of companies economically tied to China. Changes in the regulatory, monetary or socioeconomic policies in China, and limitations on access to China issuers (including limitations on access through variable interest entities (VIEs)), could adversely affect the Fund’s investments in China. Foreign investors, such as the Fund, may face different risks than domestic investors when investing in companies in China, especially with respect to lack of transparency, fraud, volatility, corporate incentives, macro-economic shocks, national security and changes in US-China policy. China’s policies can also impact securities of companies economically tied to Hong Kong and Taiwan. See “Additional Risks of Investing in the Fund” for specific risks of investing in companies economically tied to China.

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Currency and Currency Exchange Risks. The Fund’s currency is US Dollars, while some of its investments are denominated in foreign currencies. Foreign currencies may fluctuate against the US Dollar and some foreign currencies are more volatile, especially during times of economic stress, and foreign countries may limit trading or repatriation of currencies. The Fund’s NAV could be affected by a change in foreign currency exchange rates. The Fund may incur costs associated with exchanging dollars into foreign currencies, and vice versa, for investing in foreign securities. The Fund’s NAV could decline if the foreign currency of a market in which the Fund invests declines against the US Dollar.

China Currency Risk. The Fund’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

Foreign Securities Market Risks. Foreign securities markets generally have lower trading volumes than US markets, which means it may be more difficult for the Fund to buy or sell foreign securities. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Some foreign securities markets are closed to trading for extended periods (foreseeable and unplanned), which could make the Fund’s holdings in those markets illiquid or hard to value. Government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Some foreign securities markets restrict access by non-domestic investors. The Fund’s investments in securities traded on foreign markets could make this Fund more risky than a fund that only invests in securities traded on US exchanges.

Emerging Markets Risks. The Fund may invest in companies in emerging markets, including China. Emerging market countries generally have less established economies, smaller capital markets and greater social, economic, regulatory or political risks. These factors could contribute to increased volatility, liquidity risks and valuation risks. These risks apply to direct holdings in foreign companies and holdings in depository receipts for foreign companies. The Fund’s investments in foreign issuers and depository receipts could make these holdings riskier than holdings in domestic companies.

Expropriation Risk. Investments in foreign countries are subject to expropriation risk, and the risk that foreign governments act to limit investment in foreign securities, through exchange controls, currency restrictions and taxation. There can be limits on the Fund’s ability to pursue and collect a legal judgment against a foreign government if an expropriation event occurs.

Other Principal Risks

Management Risk. The Fund’s strategy may not achieve its investment objective; portfolio manager judgments about portfolio companies or their securities may be incorrect or the Adviser might not properly implement the strategy.

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Capitalization Risk. The Fund invests in companies with a range of capitalizations, including small cap (under US$1 billion), medium cap (under US$5 billion) and large cap. Small cap and medium cap companies may be more susceptible to financial downturns, have limited product lines, may be illiquid or experience volatility and may have limited financial resources. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small cap and medium cap companies may make the Fund more risky than a fund that only invests in securities of larger capitalization companies.

Liquidity Risk. The Fund invests in securities, which may become illiquid, and there is liquidity risk associated with the Fund’s own shares. Securities in which a Fund invests could become illiquid, which means that the securities cannot be sold with seven days under current market conditions without significantly affecting the price at which the investment is carried on the Fund’s books. Investments that become illiquid may be more difficult to value. The Fund may be more sensitive to this risk because it invests in non-US securities. Some of the foreign markets in which the Fund invests may be closed for national holidays or other reasons, which may cause some holdings to be illiquid. Illiquidity in portfolio securities could cause the Fund’s shares to trade at a premium or discount. The Fund has adopted a liquidity risk management program to manage liquidity risk of its underlying portfolio.

Fund Cybersecurity Risk. Cybersecurity risk applies to the Fund, its service providers and the companies in which the Fund invests. Cybersecurity risk includes breaches, intentional or unintended, that may impact a company’s ability to operate, and could include data corruption, theft or loss, improper access to proprietary information, or interference with technology operations. Companies could suffer losses due to cybersecurity events, including fines, penalties, reputational injuries, as well as financial losses and legal and compliance expenses. Cybersecurity risks of the Fund include risks applicable to the Fund’s service providers. While the Fund and its service providers have established cybersecurity defenses, there is no guarantee that these defenses will be effective.

For more information on the risks of investing in this Fund please see the Principal Risks and Risks of Investing in the Fund in the Prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

The Fund is operated as a Multi-Class ETF Fund, which offers ETF Class Shares (which are offered by this Prospectus) and mutual fund shares, which are offered in a separate prospectus. For more information, please see the “More on the Fund and ETF Shares” section of this Prospectus.

Bar Chart & Performance Information

The following bar chart provides an indication of the risks of investing in the Guinness Atkinson Global Innovators Fund by showing how the performance of the Fund’s Institutional Class shares has varied from year to year. Because calendar-year performance information for the Fund’s ETF Class Shares is not yet available, the information presented in the bar chart and table reflects the performance of the Institutional Class shares of the Guinness Atkinson Global Innovators Fund. (Institutional Class shares are mutual fund shares that are offered through a separate prospectus.) Performance information for ETF Class Shares would be similar, since both share classes are invested in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the classes differ. Returns of the Fund’s ETF Class Shares may vary from the returns of the Fund’s Institutional Class mutual fund shares due to difference in expenses. Expenses that the Fund incurs as a whole are allocated among share classes pursuant to the Fund’s multiple class plan, which allocates fund expenses across share classes in a method designed to treat each share class separately. More information about expense allocation is available in the Fund’s Statement of Additional Information.

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The table below also demonstrates the risks of investing in the Fund by showing how the Fund’s average annual returns compare with the broad-based securities market index. Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund’s website: www.gafunds.com.

'16
'17
'18
'19
'20
'21
'22
'23
'24
'25
9.81%
35.07%
-16.59%
37.35%
36.46%
21.86%
-29.51%
39.70%
19.83%
20.54%

The year-to-date return for the Fund as of June 30, 2026, was 7.33%.

During the period shown in the bar chart, the best performance for a quarter was 27.48% (for the quarter ended June 30, 2020). The worst performance was (19.66)% (for the quarter ended June 30, 2022).
Average Annual Total Returns as of 12/31/25	One Year	Five Years	Ten Years
Global Innovators Fund:
Institutional Class Return Before Taxes*	20.54%	11.63%	14.92%
Institutional Class Return After Taxes on Distributions(1)	16.49%	8.73%	12.93%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares(1)	15.01%	8.72%	12.08%
Investor Class Return Before Taxes	20.24%	11.35%	14.64%
MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)	21.09%	12.14%	12.16%

*     The Fund’s Institutional Class shares were issued on December 31, 2015. Performance information shown for the Institutional Class prior to December 31, 2015, is based on the performance of the Fund’s Investor Class shares. Institutional and Investor class shares are mutual fund shares and are not exchange-traded. As of December 31, 2025, the Fund’s ETF Class Shares had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio’s Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.

(1)   After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown in the table.

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Investment Adviser

Guinness AtkinsonTM Asset Management, Inc. serves as the Fund’s investment adviser. For more information about the Adviser, please see “Management of the Fund in the Prospectus” and “The Investment Adviser” in the Statement of Additional Information.

Portfolio Managers

Matthew Page, CFA, has been a portfolio manager of the Fund since May 2010. Dr. Ian Mortimer, CFA, has been a portfolio manager of the Fund since May 2011. Mr. Page and Dr. Mortimer are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. For additional information, please see Portfolio Management in the prospectus and Portfolio Managers in the Statement of Additional Information.

Purchase and Sale of Fund Shares

The Fund’s ETF Class Shares are traded on the NYSE Arca exchange. Individual Fund ETF Class Shares may only be bought and sold in the secondary market (the exchange) through a broker or dealer at a market price, and ETF Class Shares are not individually redeemable from the Fund, and can only be redeemed by Authorized Participants in creation units. If you wish to purchase or sell the Fund’s ETF Class Shares, you should contact your broker. You may incur a brokerage fee when purchasing or selling ETF Class Shares. Because the Fund’s ETF Class Shares trade on an exchange at a market price rather than at the net asset value, ETF Class Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase ETF Class Shares (bid) and the lowest price a seller is willing to accept for ETF Class Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Information about the Fund’s net asset value, market price, premiums and discounts, and bid-asks spreads are available on the Fund’s website at www.gafunds.com.

Only certain large investors that have contractually agreed to be, and have been designated as, Authorized Participants are able to purchase and redeem large blocks of ETF Class Shares directly with the Fund. Purchase and redemption activity conducted by Authorized Participants directly with the Fund will be done in increments of 10,000 share Creation Units. A Transaction Fee of $225 per Creation Unit transaction is charged to Authorized Participants who create or redeem shares in Creation Units, regardless of the number of Creation Units purchased or redeemed by the Authorized Participant on a business day. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day and are effected at the net asset value or NAV next determined after the receipt of an order in proper form. The value of the minimum initial or subsequent investment by an Authorized Participant varies with the value of the basket of assets specified by the Fund each day. ETF Class Shares may only be purchased or redeemed in Creation Units by submitting an order to the Fund’s transfer agent. More information about the purchase and sale of ETF Class Shares in Creation Units can be found in the Fund’s Statement of Additional Information under “Purchase and Redemption of Shares in Creation Units.”

Individual ETF Class Shares are not individually redeemable from the Fund.

Tax Information

The Fund intends to make distributions that will be taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Withdrawals from such tax-deferred arrangements may be taxable at the time of withdrawal. For additional information, please see Distributions and Taxes in the Prospectus and Tax Matters in the Statement of Additional Information.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. Also see Distribution and Shareholder Servicing Plans in the Prospectus and Distribution Agreement, Distribution Plan and Shareholder Servicing Plan and Additional Marketing and Support Payments in the Statement of Additional Information.

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More on the Fund and ETF Shares

The Fund’s ETF Shares are the exchange-traded class of shares issued by the Guinness Atkinson Global Innovators Fund. ETF Shares represent an interest in the Fund’s portfolio of stocks. In addition to ETF Shares, the Fund offers one or more conventional (i.e., not exchange-traded) classes of shares. This Prospectus, however, relates only to ETF Shares.

How ETF Shares Differ From Conventional Mutual Fund Shares

Conventional mutual fund shares can be directly purchased from and redeemed with the issuing fund for cash at the net asset value (NAV), typically calculated once a day. ETF Shares, by contrast, cannot be purchased directly from or redeemed directly with the issuing fund by an individual investor. Rather, ETF Shares can only be purchased or redeemed directly from the issuing fund by certain authorized broker-dealers. These broker-dealers may purchase and redeem ETF Class Shares only in large blocks (Creation Units), usually in exchange for baskets of securities and not for cash (although some funds issue and redeem Creation Units in exchange for cash or a combination of cash and securities).

An organized secondary trading market is expected to exist for ETF Shares, unlike conventional mutual fund shares, because ETF Shares are listed for trading on a national securities exchange. Individual investors can purchase and sell ETF Shares on the secondary market through a broker. Secondary-market transactions occur not at NAV, but at market prices that are subject to change throughout the day based on the supply of and demand for ETF Shares, changes in the prices of the fund’s portfolio holdings, and other factors.

The market price of the Fund’s ETF Shares typically will differ somewhat from the NAV of those shares. The difference between market price and NAV is expected to be minimal under normal conditions, but in times of market disruption or extreme market volatility, the difference may become significant.

Unlike mutual fund shares, which can have dividends automatically reinvested, dividends with respect to ETF Class Shares can only participate in automatic dividend reinvestment programs if the broker-dealer through which you hold your ETF Class Shares offers a dividend reinvestment program. In addition, dividends with respect to ETF Class Shares may be paid to shareholders later than dividends are paid with respect to mutual fund shares.

Investing in ETF Shares

An investment in ETF Shares generally presents the same primary risks as an investment in shares of a conventional mutual fund (i.e., one that is not exchange-traded) that has the same investment objective, strategies, and policies. The price of ETF Shares can fluctuate within a wide range, and a fund could lose money investing in ETF Shares if the prices of the ETF Shares owned by the fund go down. In addition, an investment in ETF Class Shares is subject to the following risks that do not apply to conventional mutual fund shares: (1) the market price of the ETF Class Shares may trade at a discount to their net asset value; (2) an active trading market for ETF shares may not develop or be maintained; or (3) trading of ETF Class Shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Share Class Overview

Multi-Class ETF Fund Structure

Guinness Atkinson and the Guinness Atkinson Funds (the “Trust”) have received an exemptive order from the Securities & Exchange Commission that permits the Fund to offer mutual fund share classes and an exchange-traded share class that operates as an exchange-traded fund (“ETF”) (a “Multi-Class ETF Fund”). Under this structure,

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the ETF Class shares are listed and traded on a national securities exchange and are generally bought and sold at market-determined prices, whereas the mutual fund share classes are purchased and redeemed at the net asset value of a Multi-Class ETF Fund’s mutual fund class shares next determined after receipt of the order.

There are structural and operational differences between mutual funds and ETFs. As a result, shareholders of the mutual fund and ETF Class shares of a Multi-Class ETF Fund will have differing shareholder rights with respect to exchange privileges, how shares are purchased and redeemed, the timing of dividend declarations and payment of dividends, and the timing and ability to automatically reinvest dividends. For additional information regarding these differences, see the “Distributions and Taxes” and “Conversions” sections of this Prospectus and the “Organization of the Funds” and “Creation and Redemptions of Creation Units” sections of the SAI. Shareholders of Guinness Atkinson Funds have voting rights based on the number of shares owned (including fractional shares). As the shareholders in the mutual fund classes may be able to reinvest dividends sooner than shareholders in the ETF Class, a mutual fund class shareholder could obtain more voting power than an ETF Class shareholder in the days immediately following an ex-dividend date.

In addition, because all of the classes of a Multi-Class ETF Fund represent interests in the same portfolio, transactions through one class could generate portfolio transaction costs and tax consequences for shareholders in other classes. For example, shareholders of the ETF Class of a Multi-Class ETF Fund could experience greater portfolio transaction costs and taxable capital gains distributions as compared to a stand-alone ETF due to (1) shareholder purchases and redemptions through a mutual fund class, or (2) costs associated with “cash drag” because a Fund is holding cash necessary to satisfy redemptions of mutual fund class shares, which could negatively impact the ETF Class Share’s performance. At the same time, shareholders of all classes of a Multi-Class ETF Fund could also benefit from cost savings and economies of scale to the extent that assets flows into or out of the Fund occur through the creation unit process, or because the multiple classes draw additional assets to the Multi-Class ETF Fund.

A Multi-Class ETF Fund is required to comply with certain requirements of Rule 6c-11 under the 1940 Act, in order to permit ETF operations, which do not normally apply to a mutual fund. For example, a Multi-Class ETF Fund is required to provide daily transparency of the Fund’s holdings, which has the potential to make the Fund more susceptible to front running than a traditional mutual fund that provides less frequent public disclosure of portfolio holdings. Also, unlike a traditional mutual fund, a Multi-Class ETF Fund may not have the same flexibility to close the Fund entirely to new purchases.

The use of this structure is subject to terms and conditions set forth in the SEC exemptive order that are designed to ensure that Guinness Atkinson and the Board of Trustees of the Trust (the “Board”) consider these potential issues on an initial and ongoing basis. The conditions include that the Board, and a majority of the independent Trustees, approve (initially, and at least annually thereafter) the operation of a Multi-Class ETF Fund pursuant to a multiple-class plan, finding that the plan is in the best interests of each mutual fund class and the ETF Class individually, and in the best interests of the Fund as a whole. Guinness Atkinson must prepare written reports to assist the Board’s findings that contain information concerning the appropriateness of the Fund’s investment strategy for the Multi-Class ETF Fund structure, potential and/or observed benefits and costs to each class individually and the Fund as a whole due to the structure, and the potential and/or observed material conflicts of interest between the classes and/or material negative consequences resulting from the structure.

This Prospectus offers the Fund’s ETF Shares, an exchange-traded class of shares. A separate prospectus offers the Fund’s Institutional Class shares and Investor Class shares, which generally have investment minimums.

All share classes offered by the Fund have the same investment objective, strategies, and policies. However, because different share classes can have different expenses, their investment returns may differ. An investment in ETF Class Shares is not an investment in a mutual fund.

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The Fund’s ETF Shares can be purchased directly from the Fund only by certain authorized broker-dealers in exchange for a basket of securities (or, in some cases, for cash or a combination of cash and securities). Individual investors generally cannot purchase ETF Shares directly from the Fund. Instead, these investors will purchase ETF Shares on the secondary market through a broker.

Conversion Privilege

The Fund has authorized a privilege to convert mutual fund shares to ETF Class Shares, but that conversion privilege is not currently available. Eventually, the Fund expects to offer a periodic conversion privilege. Under the Conversion Privilege, some owners of conventional mutual fund (i.e., not exchange-traded) shares issued by the Fund may convert those shares to ETF Class Shares of equivalent value of the same fund. Currently, the Fund does not impose a fee on conversions from the Fund’s conventional shares to the Fund’s ETF Class Shares. However, your brokerage firm may charge a fee to process a conversion. The Funds may, in the future, impose a transaction fee on conversions or limit, temporarily suspend, or terminate the conversion privilege.

Investors who own conventional mutual fund shares through a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those shares to ETF Class Shares and should check with their plan sponsor or recordkeeper. ETF Class Shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to conventional shares by a shareholder. ETF Class Shares of one fund cannot be exchanged for ETF Class Shares of another fund.

You must hold ETF Class Shares in a qualifying brokerage account to convert mutual fund shares to ETF Class Shares, when conversion becomes available. To initiate a conversion of conventional mutual fund shares to ETF Shares, when that conversion privilege becomes available, please contact your broker.

You should be aware of the following points when considering converting conventional mutual fund shares to ETF Class Shares:

•        The conversion process can take anywhere from several days to several weeks, depending on your broker. The Funds may impose conversion blackout windows in connection with dividend declarations for shares of a Multi-Class ETF Fund. This is necessary to prevent a shareholder from collecting a dividend from both the conventional mutual fund share class currently held and also from the ETF share class to which the shares will be converted.

•        Until the conversion process is complete, you will remain fully invested in the Fund’s conventional mutual fund shares, and your investment will increase or decrease in value with the daily NAV of those shares.

•        The conversion transaction is nontaxable except, if applicable, to the very limited extent previously described. You should check with your tax adviser concerning the tax impact of a conversion.

The Fund’s ETF Class Shares are issued by registered investment companies, and therefore the acquisition of such shares by other investment companies and private funds is subject to the restrictions of Section 12(d)(1) of the Investment Company Act of 1940, as amended (the “1940 Act”). SEC Rule 12d1-4 under the 1940 Act permits registered investment companies to invest in other registered investment companies beyond the limits in Section 12(d)(1), subject to certain conditions, including that funds with different investment advisers must enter into a fund of funds investment agreement.

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MORE ABOUT THE FUND’S INVESTMENT STRATEGIES AND RISKS

Investment Objective

The Guinness Atkinson Global Innovators Fund’s investment objective is long-term capital appreciation.

Principal Investment Strategies

The Global Innovators Fund will seek to obtain its investment objectives through focused investment in securities of companies that the Adviser believes are positioned from one or more of the following: advances in technology, advances in communications, globalism or innovative management.

The Global Innovators Fund invests in public-traded equity securities of companies that the Adviser believes are positioned for growth due to advances in technology, communications, globalism or innovative management. The Fund invests in companies that the Adviser believes can create value through original thinking. The Fund will consider all companies in the world’s developed stock markets, such as the United States, the United Kingdom, Canada, Japan, Hong Kong, Singapore, Australia, New Zealand and other stock markets in the European Union. The Fund also may consider investments in emerging stock markets, such as in China, Korea, Taiwan, Malaysia, Thailand, South Africa and Mexico. The Fund considers “emerging stock markets” to be stock markets in countries considered to be emerging market countries by any of the World Bank, the International Monetary Fund or any widely-recognized index of emerging market securities (e.g., Dow Jones, FTSE, S&P Global Ratings, MSCI).

The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, a “global security” means a security issued by a company with significant business activities outside the U.S., including but not limited to:

☐   Having significant assets, revenues or profits coming from outside the U.S.;

☐   Operating significant business activities outside the U.S.;

☐   Having shares principally traded on an exchange or market outside the U.S.;

☐   Organized under the laws of a country other than the U.S.;

☐   Receiving significant economic inputs (including but not limited to raw materials, components or supplies) from sources outside the U.S.;

☐   Forming part of a benchmark of an index and identified by the index creator as a non-U.S. security; or

☐   Accessing capital markets outside the U.S.

The Fund considers an issuer of securities to be a company economically tied to a specific country if it satisfies at least one of the following tests: (1) it is organized under the laws of a country or has its headquarters in a country; (2) it derives a significant portion (i.e., 50% or more) of its total revenues or profits from, or devotes 50% or more of its assets to, business in a country but is listed elsewhere; or (3) its equity securities are traded principally on a stock exchange or over-the-counter market in a country. By applying these tests, it is possible that a particular issuer could be deemed to be from more than one country.

The Fund’s concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Adviser has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The number of holdings in the Fund as of December 31, 2024 was 30. The Adviser will invest the Guinness Atkinson Global Innovators Fund’s assets in a company’s securities without regard to the issuer’s market capitalization.

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The Fund is actively managed. The Adviser identifies companies with favorable characteristics on innovation from the identifiable universe of companies, and performs research and fundamental analysis to understand the company’s business model, valuation and potential for return. The Adviser then monitors potential or actual investments for performance and risk perspectives, as well as to quantify drivers of return and assess company performance versus expectations.

The Board may change the Global Innovators Fund’s investment policies and strategies without prior notice to shareholders.

When current market, economic, political or other conditions are unstable and would impair the pursuit of the Global Innovators Fund’s investment objective, the Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. When the Fund takes a temporary defensive position, it may not achieve its investment objective. The Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

Additional Risks of Investing in the Fund

This section further describes the risks of investing in the Fund’s ETF Shares, expanding on the risks set forth in the Fund’s summary prospectus. The Global Innovators Fund is subject to the risks common to all mutual funds that invest in equity securities. Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. You may lose money by investing in this Fund.

The Fund may use various investment techniques, some of which involve greater amounts of risk. We discuss these investment techniques in detail in the Fund’s Statement of Additional Information (the “SAI”). To reduce risk, the Fund is subject to certain limitations and restrictions, which we also describe in the SAI. You should consider the risks described below before you decide to invest in the Fund.

The Fund’s investment strategy gives rise to the following specific risks:

Industry Risks. Many of the Fund’s investments will be in companies in the technology, internet and communications industries or sectors, because there are many innovative companies in those sectors. These industries or sectors are extremely competitive and subject to rapid rates of change or development. The competitive nature of these industries or sectors and the rate of change pose a challenge on the management of these companies to be successful. The Fund may have more investments in these areas than other equity funds that do not focus on companies implementing innovation.

Financial Services Sector Risk. The Fund invests in companies in the financial sector, and therefore the performance of the Fund’s investments could be negatively impacted by events affecting these companies. The financial services sector includes companies involved in such activities as banking and depository institutions, retail and consumer financial services, capital markets and investment services, securities brokerage, payment and settlement systems, custody, and insurance companies. Companies in the financial services sector may be adversely affected by many factors, including, among others, changes in government regulations, interest-rate fluctuations, technology (software and hardware) supply chain vulnerabilities, the rate of corporate and consumer debt defaults, the availability and cost of borrowing and raising capital, reduced credit market liquidity, regulatory changes, price competition, bank failures and other financial crises, and general economic and market conditions. Changing interest rates could reduce the profitability of certain types of companies in the financial sector. Significant events may have a significant negative impact on economies and financial markets worldwide, resulting in higher debt defaults, loan write-offs, and government intervention, historically low interest rates, and potentially the failure of some financial institutions, each of which could reduce investment performance of financial services companies held by the Fund. Companies in the financial services sector may be subject to extensive government regulation that may impact the scope of their activities, the prices they can charge and the amount of capital they must maintain. Financial services companies

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may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Natural disasters, including future outbreaks of infectious disease or other crises could have similar, or even more severe, impacts on the financial services industry.

Risks of Investing in the Fund

The following risks also apply to the Fund:

☐   Market Risk. The Fund invests in publicly-traded equity securities, which are subject to market risk. The market value of a security may go up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth more or less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy. Recently, global financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual securities. In some cases, the prices of securities issued by individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. Global events, financial market shocks or interest rate events could cause equity securities generally to decline in value, including if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund.

☐   Dividend Paying Securities Risk. The Funds invests in securities that pay dividends. There is no guarantee that issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, such dividends will remain at current levels or increase. Changes in dividend policies of companies held by the Fund, or in capital resources for such companies, could adversely affect the Fund. Dividend paying securities, as a group, may fall out of favor with the market and could underperform the overall equity market or stocks of companies that do not pay dividends.

☐   Global Risks. The Fund invests in companies in multiple countries and regions. Countries and regions may experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, natural and environmental disasters, acts of God, infectious diseases and pandemics, recessions, and/or systemic market dislocations (including due to events outside of such countries or regions), including interruptions in supply chains, shipping and transportation and resource allocations, all of which can adversely impact share prices of the Fund’s portfolio holdings. The global interconnectivity of companies and markets, especially with respects to goods, can be negatively impacted by events occurring in areas that are geographically removed from a company’s principal location. These events have resulted in, and in the future may lead, to increased short-term market volatility and could have adverse long-term effects, on specific companies, on a particular region’s economy or markets, or on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. The value of the Fund’s portfolio holdings could decline generally or underperform other investments at any time. Global financial markets can also be affected by a variety of stresses, including inflation (or expectations for inflation), interest rates and interest rate management, global demand for particular products or resources, regulatory events and banking or government controls, any of which could cause a decline in the value of a security, and a decline in the value of equity securities generally if fixed income securities become more favorable. These market conditions add significantly to the risk of short term volatility of the Fund. The Fund’s NAV may fluctuate significantly over short and long periods.

☐   Pandemic Risk. Beginning in 2020, markets globally were impacted by the Covid-19 pandemic and has adversely impacted a range of industries as well as general financial conditions, and can result in changing market conditions for securities, including trading closures, as well as trading costs and reduced liquidity. This pandemic has also affected working and trade conditions, resulting in mandated business closings, supply chain interruptions, and limitations on travel and transportation, as well as reduced or stressed working conditions. There is no certainty concerning

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how long the pandemic will last, the extent or efficacy of vaccines, or the impacts of government interventions to mitigate or remediate the effects of the pandemic. The extent of the damage to the individual or global economies is unknown. The Covid-19 pandemic may adversely affect companies in the Fund’s portfolio, including their ability and willingness to pay dividends, which could negatively impact their stock prices.

☐   Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact the Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares (of any class), and otherwise cause the Fund to decline in value.

☐   Management Risk. There is a risk that the investment strategy could be improperly implemented or fails to the Fund’s objective. The Fund is actively managed, and the Fund’s investments are not selected to replicate an index. The Adviser’s portfolio managers exercise judgment in selecting portfolio securities for the Fund; the portfolio managers’ judgment could be incorrect and the portfolio selections might not produce the desired results.

☐   Redemption Risk. There is a risk that a Fund could lose money if it had to sell its securities to meet redemption requests. This risk could be elevated if the redemption requests are unusually large, occur in times of overall market turmoil or when the Fund’s portfolio securities have declined in value, or if the securities the Adviser wishes to sell to satisfy the redemption requests become illiquid. Selling securities to meet redemption requests could generate capital gains, which could be taxable, and could cause the Fund to incur brokerage costs, which could decrease the Fund’s return.

☐   Capitalization Risk. The Funds invest in companies with a range of capitalizations including small cap (under US$1 billion), mid cap (under US$5 billion) and large cap companies. Small- and medium-cap companies may be more susceptible to financial setbacks or downturns, may have limited production lines, may be illiquid or experience substantial volatility, and may have limited financial resources, any of which could cause their securities to decline in value. Large capitalization companies may suffer more frequent price changes based on general economic conditions and market conditions, and may be less agile in responding quickly to market and product challenges and may be adversely affected by declines among lines of business. Investing in small cap and medium cap companies may make a Fund more risky than a fund that only invests in securities of large capitalization companies.

☐   Liquidity Risk. The Funds invest in securities, which may become illiquid. Illiquid, for this purpose, means that the security cannot be sold under current market conditions within seven days without significantly changing the price from the price at which the Fund carries the investment on its books. Investments that are illiquid could become difficult to value. A lack of liquidity in an investment could cause a Fund to decline in value, if the Fund cannot sell the holding at the desired time and price. An investment can become illiquid at any time for a number of reasons, including due to a lack of an active market for the security, a lack of market interest for the security, or an excess of sellers of the security which contributes to downward pricing pressure. If a Fund is forced to sell a security, to meet a redemption requests or for other reasons when the security is illiquid, the Fund could incur a loss. Liquidity risk can be magnified in times of market stress. The Funds may be more sensitive to this risk because they invest in non-US securities.

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Some Funds invest in securities issued by companies in China and Japan; for these securities, markets in China and Japan may close for an extended number of days for national holidays. Companies that are listed in or operating primarily in emerging markets may face increased liquidity risks as compared to companies in developed markets. During periods of market stress, liquidity of a Fund’s shares may be adversely impacted if any of the Fund’s underlying portfolio securities faces liquidity issues, which could cause a Fund’s shares to trade at a premium or discount to the Fund’s NAV. The Funds have adopted a liquidity risk management program to manage liquidity risk of their underlying portfolios.

☐   Fund Cybersecurity Risk. The Funds, their service providers, and companies in which the Funds invest are subject to varying degrees of cybersecurity risk. Cybersecurity risk is the risk that unauthorized access can be made to information technology systems resulting in loss, and can include intentional or accidental events. Cybersecurity events can include unauthorized access to technology systems (such as through “hacking” or via malicious software), and may seek to remove or alter information or assets (including data), or otherwise disrupt operations. Cybersecurity events may also include external events such as “denial of service” attacks that render websites unavailable. A cybersecurity event affecting the Adviser, distributor, financial intermediaries (such as brokers) and other service providers (including, but not limited to, custodians, transfer agents, and administrators), or the issuers of securities in which the Fund invests could disrupt Fund operations and adversely affect a Fund. Cybersecurity events can result in financial losses, the inability to process trades or transactions or calculate a Fund’s NAV, disclosure of confidential information, interference with trading activity, hampering the ability of the Fund and/or its service providers to conduct business, violations of privacy and other laws, regulatory fines, penalties, reputational damage, and/or additional legal, compliance and remediation costs. Cybersecurity events could also render fund records and information inaccessible, inaccurate or incomplete. Substantial costs may be incurred by a Fund and its service providers in order to resolve or prevent cyber incidents in the future. Although the Funds and the Adviser have implemented programs to deter or mitigate the risks of cybersecurity events, there is no guarantee that such plans are sufficient or that they address all foreseeable risks, particularly because neither the Funds nor the Adviser can control cybersecurity defenses of service providers, counterparties, intermediaries or the companies in which the Funds invest.

Risks of Investing in Foreign Securities

The following risks are common to the Funds that invest in foreign securities:

☐   Foreign Securities Risks. Investments in foreign securities and foreign issuers (such as through depository receipts) have additional risks. These can include other market risks such as illiquidity, higher volatility and potential controls on foreign investments as well as political risks, economic risks (which may be tied to political risks), civil conflict, war, expropriation of assets, import or export controls. Investments in foreign securities are also subject to legal, regulatory, economic, political and social risks in their home countries. The Funds expect to make investments in foreign companies located in the United Kingdom and Europe, Australia and countries in Asia.

☐   Legal System and Regulation Risks. Foreign countries have different legal systems and different regulations and standards concerning financial disclosure, accounting, and auditing. Corporate financial information that would be disclosed under US law may not be available for companies domiciled in foreign countries, and less information may be available about a company’s operations than would be available about a US issuer. Foreign accounting and auditing standards may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the United States. Investing in foreign securities can also expose a Fund to political, social and economic risks that differ from risks faced by US companies, including risks associated with the potential imposition

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of economic or other sanctions against a particular country, or businesses or industries, including trade restrictions or tariffs. A Fund may not have the same rights as an investor in a company in a foreign country as accorded to investors in domestic companies.

☐   In 2020, the US enacted the Holding Foreign Companies Accountable Act (“HFCAA”), which requires foreign issuers with securities listed on US exchanges to be de-listed from US exchanges if those companies are audited by an auditor in a foreign country that does not permit inspection by the US Public Company Accounting Oversight Board. Currently, listed foreign issuers are required to disclose whether they are owned or controlled by foreign government entities or officials, and whether foreign government entities or officials assert control over the financial audit process or prohibit the PCAOB inspection of a company’s audit firm including the company’s audit. Regulations implementing the HFCAA were finalized in 2021. Under those regulations, a foreign company could not list shares on a U.S. stock exchange if the company does not permit oversight of the company’s audit by the PCAOB for three consecutive years. The full impact of the HFCAA cannot be predicted. In 2022, China regulators entered into an agreement with the PCAOB to facilitate access to the documents required for inspection of audit firms and audit documents with respect to Chinese issuers listed on US exchanges.

☐   Currency and Currency Exchange Risk. Most foreign stocks are denominated in the currency of the country where they are traded. Each Fund’s currency is U.S. dollars, while some of their investments may be denominated in foreign currencies. Accordingly, some investments by a Fund may be subject to currency fluctuations because the Fund’s NAV, calculated in U.S. dollars, could be affected by a change in exchange rates. Some foreign currencies are more volatile in trading against the U.S. dollar, especially in times of economic stress, and some foreign countries impose limits on trading or repatriation of currency. A Fund’s NAV may decline if the foreign currency in a market in which the Fund invests declines as measured against the U.S. dollar. A Fund may also incur transaction costs associated with exchanging U.S. dollars into foreign currencies and vice-versa.

☐   China currency risk. The Funds invest in securities of issuers in China. China has only comparatively recently moved from a pegged currency to a managed float. The Renminbi Yuan is not completely freely traded and its value at any given point in time may not reflect economic fundamentals. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

☐   Currency rate volatility. Some Asian currencies, such as the currencies of South Korea (Won), Taiwan (New Taiwan dollar), and India (Rupee) trade only in local markets and may be more volatile than other currencies and their value may not properly reflect the underlying economic fundamentals of their respective economies.

☐   Foreign Securities Markets Risks. Foreign securities markets generally have less trading volume than U.S. markets, which means it may be more difficult for a Fund to buy or sell foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign securities markets may involve longer settlement periods and higher transaction costs. Many foreign securities markets are more concentrated than the US securities market as a smaller number of companies make up a larger percentage of the market. Therefore, the performance of a single company or group of companies could have a much greater impact on a foreign securities market than a single company or group of companies would on the US securities markets. Some foreign securities markets are closed to trading for extended periods, such as for scheduled holidays, which could make a Fund’s holdings in those markets illiquid. The Fund’s investments in foreign issuers and depository receipts could make these holdings riskier than holdings in domestic companies.

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Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, differences in accounting, audit or reporting standards, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

☐   Brexit Risk. Companies in which the Fund invests could be affected by “Brexit”, the withdrawal of the United Kingdom from the European Union (the “EU”), which occurred in 2020. Although some elements of trading relationships between the UK and the EU have been finalized, there remains general uncertainty about other relationships, regulations, impacts on specific industries and enforcement effects. Investments (in any country, but potentially more significantly, in countries outside the U.S.) may be impacted by Brexit. The precise impacts of Brexit are not known, but Brexit could impact the value of UK currency, general economic conditions, interest rates and exchange rates and/or create general economic, political, or regulatory uncertainty, within the EU and globally. This uncertainty could impact investments due to trade barriers or restrictions, changes in data protection or privacy regulation, patent or trademark protections, and the potential that companies may be unable to perform commercial contracts as originally intended. The Fund could be adversely affected by Brexit if the companies in which the Fund invests are adversely affected by Brexit.

☐   Emerging Market Risks. The Funds may invest in companies in emerging markets, including South Korea, Taiwan and China (including Hong Kong). Emerging market countries may have less established economies and may face greater social, economic, regulatory and political risks, and may have smaller or more limited capital markets, which could contribute to increase volatility or more difficulty in determining the value or liquidity of holdings. Securities issued by companies in emerging markets are subject to a greater risk of market interventions, inflationary or deflationary forces, and potentially more monetary policy influences which can affect a security’s value. Some emerging markets such as Taiwan and Hong Kong may face more risks due to changes in policies or political positions of China.

Economies of developing or emerging market countries may be more dependent on relatively few industries and may be more responsive to local and global changes. Governments of developing and emerging market countries may be more unstable as compared to more developed countries. Developing and emerging market countries may have less developed securities markets or exchanges, and legal and accounting systems. It may be more difficult to sell securities at acceptable prices and security prices may be more volatile than in countries with more mature markets. Currency values may fluctuate more in developing or emerging markets. Developing or emerging market countries may be more likely to impose government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in companies in developing or emerging market countries may be considered speculative.

☐   Expropriation Risk. Foreign governments may expropriate a Fund’s investments either directly by restricting the Fund’s ability to sell a security, or by imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund’s investments at such high levels as to constitute confiscation of the security. There may be limitations on a Fund’s ability to pursue and collect a legal judgment against a foreign government if an expropriation event were to occur.

Risks Associated with Investments in Asia.    The Funds may invest in securities of companies in Asia, which are subject to special risks, some of them historical. Asian economies tend to be very export-oriented and may be adversely affected by trade and export limitations, tariffs or threats of tariffs, competition from other Asian markets, commodities prices and debt burdens, energy prices, and changes in labor markets.

☐   Currency Devaluation. Historically, periodically, the values of many Asian currencies declined because, among other things, corporations in these countries had to buy U.S. dollars to pay large U.S. dollar-denominated debts. The decline in the value of these currencies triggered a loss of investor

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confidence that resulted in a decline in the value of the stock markets of the affected countries. Similar devaluations could occur in countries that have not yet experienced currency devaluation or could continue to occur in countries that have already experienced such devaluations.

☐   Political Instability. The economic reforms that Asian nations have been instituting since the late 1970s could cause higher interest rates and higher unemployment. This could, in turn, cause political instability as the people in these nations feel the effects of higher interest rates and higher unemployment, which could cause some Asian nations to abandon economic reform or could result in the election or installation of new governments.

☐   Foreign Trade. The economies of some Asian nations tend to be very export-oriented and are dependent on trading with key trading partners. Countries that receive large amounts of Asian exports could enact protectionist trade barriers in response to cheaper exports, which would hurt the profits of companies in Asia that rely on exports. Any reduction in spending on products and services by key trading partners, or a slowdown in the economies of key trading partners, could adversely impact economies of countries in Asia.

☐   Japan Risks. Investments in Japanese companies may be negatively impacted by economic, political and social instability. Historically, Japan’s economy has been adversely affected by governmental interventions and economic protectionism. Japan is a small island state with limited access to natural resources and relies on imports for its commodity and materials inputs.

☐   Taiwan Risks. Investments in Taiwan companies may be negatively impacted by economic, political and social instability. Taiwan is a small island state with limited raw material resources and relies on imports for its commodity and materials inputs, and is dependent on global trading relationships. Reductions in trading by key partners or trade interruptions could adversely impact Taiwan’s economy. Taiwan’s economy may be more sensitive to the economies of other Asian nations and to frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation, as well as credit risks. Taiwan’s proximity to China, and its historical political tension with China over Taiwan’s status, including under China’s “one country, two systems” policies, could lead to increasing aggression or control towards Taiwan, which could materially affect the Taiwanese economy and securities of Taiwan issuers. Tensions between Taiwan and China with respect to Taiwan’s status are becoming more pronounced, which could adversely affect holdings in companies economically tied to Taiwan.

☐   South Korea Risks. Investments in South Korean companies may be negatively impacted by economic and political instability. South Korea’s economy is sensitive to changes in international trade, and could be adversely affected if there is a downturn in export markets globally. Substantial political tensions exist between North Korea and South Korea. South Korea’s economy and South Korean companies would be adversely affected by increases in tension between North Korea and South Korea, or an outbreak of hostilities, or the threat of an outbreak.

☐   Hong Kong Risks. Hong Kong is one of the most significant global financial centers. Since 1997, when Great Britain transferred control of Hong Kong to the Chinese mainland government, Hong Kong has been a special administrative district of China but is governed by a regulatory scheme called the “Basic Law” designed to preserve autonomy in most matters (excluding defense and foreign affairs) until 2047. Although China contractually committed that it would not alter Hong Kong’s autonomy before 2047, Hong Kong is undergoing a period of political and social unrest, exacerbated by the adoption of a new national security law in June 2020. The law affects the political and legal, but not the economic, structure in Hong Kong, and could undermine business and investor confidence in Hong Kong which could have an adverse effect on the Fund’s investments. In response to the national security law, several countries have indicated they would adjust their relationship with Hong Kong and its citizens, which may affect financial, regulatory and privacy matters. The United States has implemented policy changes to remove Hong Kong’s designation of special status, which affects primarily visa and import/export rules (including tariffs). China continues to assert control over activities in Hong Kong in a manner that affect political, economic, social and legal

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freedoms for individuals and companies in Hong Kong. If China modifies its approach to Hong Kong in a way that adversely affects Hong Kong’s relative independence with respect to its economic, political or legal structures or existing social policies, investor confidence in Hong Kong could be adversely affected, which could adversely affect the Fund’s investments.

Risks of Investing in China. Investing in China is subject to risks of investing in emerging markets generally, and subject to risks specific to China:

☐   China Risk. Investing in securities of Chinese companies involves special risks, including fluctuations in the rate of exchange between China’s currency, the Renminbi Yuan, and the U.S. dollar, greater price volatility, illiquid markets, investment and repatriation controls, less developed corporate disclosure and governance standards, and market concerns about China’s desire or ability to develop and sustain credible legal, regulatory, monetary, and socioeconomic systems.

☐   Starting in 1978, China’s government has implemented economic reforms that focus on decentralization and evolution of China’s economy from a centrally planned economy dominated by government owned businesses to a more traditional market oriented economy. These reforms included de-centralizing elements of China’s internal economy and recognizing private entities and ownership.

☐   Economic reforms in China have generally been implemented in stages and have been modified by the central government over time. Many of the economic reform measures are experimental or unprecedented and may be changed at any time. In recent years China’s central government has modified and reversed some of the economic and financial liberalization reforms implemented during the 1980s and 1990s. Any significant change in China’s political, social or economic policies may have a negative impact on investments in companies economically tied to China.

☐   The regulatory, legal and accounting systems that apply to capital markets and companies in China may not be as well developed as those of developed countries. Accounting standards and practices may deviate significantly from international financial reporting standards, international accounting standards and generally accepted accounting standards. Settlement and clearing systems for securities markets and exchanges in China are newly developed, may have built-in preferences for domestic investors, and may not be well tested and are subject to increased risks of error or inefficiency, including due to technology.

☐   Companies in China or economically tied to China may be subject to changes in regulations and tax policies going forward. A Fund’s investments in Chinese issuers may be subject to large fluctuations over short periods of time, and governmental involvement in and influence on the private sector may also impact a Fund as the Chinese government continues to evolve its economy and regulatory systems, especially with respect to securities. Tariffs, trade barriers or an economic downturn domestically, in China or globally, could adversely impact the value of securities issued by Chinese companies. A Fund’s holdings could be adversely affected if the government of China imposes export restrictions or trade barriers on the export of goods or services.

☐   Companies in China or economically tied to China may also be subject to changes in regulations and policies imposed by other countries.

☐   In 2020, the US issued an executive order prohibiting US persons, including institutional investors like the Funds, from transacting in specific securities identified as “Communist Chinese military” companies, requiring investors to divest from specific issuers by November 2021 and causing the identified companies to be de-listed from US exchanges.

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☐   In 2020, the US enacted the Holding Foreign Companies Accountable Act (“HFCAA”), which requires foreign issuers with securities listed on US exchanges to be de-listed from US exchanges if those companies file audited financial statements but do not permit inspection or oversight by a US audit oversight authority of the auditing of their financial information. Currently, listed foreign issuers are required to disclose whether they are owned or controlled by foreign government entities or officials, and whether foreign government entities or officials assert control over the financial audit process or prohibit the PCAOB inspection of a company’s audit firm including the company’s audit. Regulations implementing the HFCAA were finalized in 2021. Under those regulations, a foreign company could not list shares on a U.S. stock exchange if the company does not permit oversight of the company’s audit by the PCAOB for three consecutive years. The full impact of the HFCAA cannot be predicted. In 2022, China regulators entered into an agreement with the PCAOB to facilitate access to the documents required for inspection of audit firms and audit documents with respect to Chinese issuers listed on US exchanges.

☐   Foreign Exchange Controls and Foreign Currency Considerations. Chinese law requires that all domestic transactions be settled in Chinese currency, the Renminbi Yuan, and places significant restrictions on the remittance of foreign currency and strictly regulates currency exchange from Renminbi Yuan. Foreign investors may exchange foreign currencies only at specially authorized banks after complying with documentation requirements. The government of China controls currency conversion and exchange rates, and this could adversely affect operations and financial results of Chinese companies or companies economically tied to China and exposed to China currency risk. The government of China could devalue the RMB or impose restrictions that could have negative consequences for investment funds holding positions in companies based in or doing business in China.

☐   CNY/CNH. China’s currency is traded both onshore (as “CNY”) and offshore (as “CNH”). Although these are the same currency, they are traded in different and separate markets and may not trade at the same rates, and they may move against the US dollar in different directions. Although more Renminbi are held outside of China, CNH cannot be freely transferred into or out of China. A Fund will incur costs associated with converting US dollars to CNY or CNH and for transacting between CNY and CNH. Divergence between CNH and CNY could adversely impact a Fund.

☐   Renminbi-denominated investments. When a Fund invests into a Renminbi-denominated investment, the value of the investment could change based on changes in the exchange rate between the Renminbi and the US dollar. The supply of Renminbi, the ability to convert Renminbi, and currency exchange rates, are all subject to control by China’s government. This control could result in liquidity issues for the Renminbi, which could adversely affect a Fund’s investments in companies in China.

☐   China Tax Risk. Foreign investors in China could face tax liabilities. A Fund may have to comply with China tax withholding regulations, and may incur and pay tax liabilities that cannot be reclaimed. A Fund may establish a reserve for Chinese tax liabilities. If there is a shortfall in such a reserve, a Fund’s NAV may go down because the Fund will ultimately have to pay the additional tax liabilities. Tax and withholding regulations may be affected by trade wars.

☐   China Market Risks. The markets in China that are open to foreign investors are at a developing stage and the market capitalization and trading volume may be lower than those in more developed financial markets. Market volatility and potential lack of liquidity due to low trading volumes in China’s securities markets may result in prices of securities traded on such markets fluctuating significantly, and this could result in substantial volatility in a Fund’s share price.

☐   Market Restrictions. China’s securities markets that are open for foreign investment impose restrictions on the type and amount of foreign ownership of securities. These restrictions may favor domestic investors in China over foreign investors. China’s government and regulators may also

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intervene in financial markets, by imposing restrictions on particular market activity (for example, “naked” short selling) and limiting how companies access capital in offshore markets. Market interventions can negatively affect the China securities markets generally and specific issuers, and a Fund’s investments could be adversely affected.

☐   Market Risks of Chinese Issuers and Issuers economically tied to China. Foreign investors, such as the Fund, may face different risks than domestic investors when investing in companies in China. As compared to US companies, transparency into operations and accounting of companies in China may be lacking. Foreign investments in Chinese issuers may be subject to increased risks of volatility and macro-economic shocks. Some Chinese companies (domestic or otherwise) may be subject to a greater risk of fraud, due to frequent government interventions, limits on credible standards in corporate governance, risks of insider dealing or market manipulations, and these risks may be enhanced if corporate incentives are implemented. Changes in US trade policy with China and national security concerns (of both the US and China) may also adversely affect investments in Chinese issuers and other issuers economically tied to China.

☐   Variable Interest Entities. Some Funds may invest in companies economically tied to China by investing in “Variable Interest Entities”, commonly referred to as VIEs. VIEs are a corporate legal and governance structure used by operating companies in China. In some sectors of China’s economy, foreign individuals and entities (including funds) are not permitted to own shares of Chinese companies. Instead, the companies create VIEs to facilitate foreign capital investment. In a VIE, a China-based operating company creates a shell company in another jurisdiction, and the shell company then enters into service and other contracts with the China-based operating company, including contracts that transfer to the VIE certain governance rights with respect to the Chinese company. The shares of the shell company are typically listed for trading on an exchange, such as the New York Stock Exchange. Typically, the VIE does not itself own an equity interest in the Chinese company, but the VIE reflects the payment streams due to service contract arrangements with the Chinese company. In this structure, the non-Chinese investor does not hold an equity interest in the Chinese company. As a result of the VIE, however, non-Chinese investors can obtain investment exposure to the Chinese company by holding stock in the shell company rather than in the Chinese company.

Although VIEs have been a long-standing industry practice to gain efficient, tradeable shares that are economically tied to operating companies in China that do not permit direct investment for foreign investors, China has never formally recognized the VIE structure. The government of China could determine, at any time and without notice, that the VIE structure does not comply with Chinese law. This could cause the contracts between the VIE and the Chinese operating company to become voidable or unenforceable, or otherwise limit the rights of the VIE and its investors to enforce the contracts. In such a case, shares of a VIE could become worthless.

Recently, the government of China proposed draft regulations that would apply to China-based companies raising capital offshore, including through VIE structures. These regulations have not been adopted, but would impose filing and disclosure obligations upon covered companies. Investors face uncertainty about future actions by the government of China that could significantly affect an operating company’s financial performance and the enforceability of the shell company’s contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders.

Although unlikely, China could prohibit VIEs or severely limit the ability of operating companies to transfer economic value to VIEs, or otherwise limit the ability of VIEs to exercise governance rights with respect to the Chinese operating company through contractual arrangements. If any of

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these adverse outcomes occur, the value of a Fund’s investment in a VIE would likely be materially and adversely affected, and if the impact is permanent, it could result in the complete loss of the Fund’s investment in the VIE, which could impact the Fund’s return.

☐   Stock Connect Schemes. The Funds may invest in domestic China securities (China A shares) listed on either of the Shanghai or Shenzhen Stock Exchanges via the Shanghai Hong Kong Stock Connect scheme or the Shenzhen Hong Kong Stock Connect scheme. These Stock Connect schemes are designed to deliver mutual stock market access between markets in mainland China and Hong Kong to permit foreign investors to trade specific listed China “A” shares through a “Northbound Trading Link”. Each Stock Connect scheme imposes trading limitations and daily quotas on market participants, and once a daily quota is reached, further purchase orders are restricted. Not all domestic China securities are available through Stock Connect schemes, and securities acquired through Stock Connect schemes are held in nominee name by the clearing company. Stock Connect schemes are still developing and have risks of illiquidity, trading suspensions, quota limitations and market suspensions, clearing, settlement and custody risks that differ from such risk associated with Chinese securities that trade in other markets and from securities trading in other securities markets generally. A Fund’s access to securities and ability to buy or sell securities through a Stock Connect scheme could be adversely affected at any time by regulatory actions that apply to the Stock Connect scheme. If such an event occurs, a Fund’s ability to value its holdings purchased through a Stock Connect scheme could be limited and the value of the Fund shares (of any class) could decline.

☐   Other Offshore Investor Risk. The opportunity for foreign investors, like the Funds, to access securities markets can be limited due to a variety of factors including government regulations, adverse tax treatment, and currency convertibility issues. These limitations and restrictions may impact the availability, liquidity and pricing of securities designed to provide foreign investors with exposure to such markets. As a result, foreign investors, like a Fund, could have lower returns than domestic investors in the selected countries and markets.

☐   Portfolio Turnover Risk. The Adviser anticipates that the Funds will have relatively low levels of turnover. If a Fund experiences higher than anticipated turnover, this could result in higher distributions, which could increase your tax liability, and increase the Fund’s costs, which could affect the Fund’s performance over time.

The following risk applies to the Funds that use derivative instruments:

☐   Derivative Risk. Derivatives are instruments that derive their value from a reference asset, rate or index. Derivatives are complex in nature and may be more sensitive to changes in economic or market conditions, and contain embedded leverage, which can amplify profits or losses. Derivatives may not accurately track the value of the underlying asset, rate or index they are designed to track. Derivatives can be mispriced or improperly valued, which can result in increased obligations to counterparties or increased losses.

Risks of Investing in ETF Shares

•        Shares May Trade At Prices Other Than NAV. ETF Shares are exchanged-traded shares, and are listed for trading on the NYSE Arca, and ETF Shares are bought and sold in the secondary market at market prices. The Fund’s NAV is calculated once per day, at the end of the day. The market price of a share on the exchange could be higher than the NAV (premium) or lower than the NAV (discount).

•        Variation between market price and NAV. The market price of an ETF Share on the exchange may differ from the NAV for many reasons, including due to significant market activity, a lack of trading activity for the shares, factors affecting companies in which the Fund is invested, such as liquidity, or for other reasons. The Fund will hold shares of non-U.S. securities traded in local markets that close at a different time than the NYSE Arca. During the time when the NYSE Arca is

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open but after the applicable local market has closed, the price of a foreign security that is included in the Fund’s portfolio (and the Fund’s NAV) will be the closing price on that security’s local market, updated for currency changes, until that local market opens again. As a result, the Fund’s NAV may be calculated using “stale” prices of foreign securities; the bid/ask spread and resulting premium/discount to the Fund’s NAV may widen because local market prices will not change until local markets re-open. In that case, the prices used in calculating the Fund’s NAV could be based on closing prices of securities traded in non-U.S. markets that have not been updated, except for currency changes. This may contribute to the Fund’s NAV varying more widely from its market price.

•        Costs of buying/selling ETF Shares. Purchases and sales of Shares on the exchange through a broker may incur a brokerage charge or commission, frequently a fixed amount; this may be a significant proportional cost for investors transacting in small numbers of shares. The difference between the price that investors are willing to pay for ETF Class Shares (the “bid” price) and the price at which investors are willing to sell ETF Class Shares (the “ask” price) is called the “spread.” The spread with respect to the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity, and is generally lower (or “narrower”) if the Fund has a lot of trading volume and market liquidity and higher (or “wider”) if the Fund has little trading volume and market liquidity. Because of the costs of buying and selling ETF Shares, frequent trading may reduce investment returns. You could lose money if you sell your shares at a point when the market price is below the Fund’s NAV.

Because ETF Class Shares are exchanged-traded shares, and are listed for trading on the NYSE Arca, they may be bought and sold at market prices which may vary from the Fund’s most recently calculated NAV, which is calculated at the end of the business day. There may be times when the market price of a share on the exchange is higher than the NAV (premium), or lower than the NAV (discount). The market price may differ from the NAV for many reasons, including due to significant market activity, a lack of trading activity for the shares, factors affecting companies in which the Fund is invested, such as liquidity, or for other reasons. Because authorized participant can create and redeem shares in Creation Units, the Adviser believes that discounts or premiums will not be sustainable. High market volatility, disruptions to the process for creations and redemptions, and adverse impacts that affect authorized participants can result in longer term variations between the Fund’s share price and NAV.

☐   Absence of Active Trading Market Risk. Although ETF Class Shares are listed on the NYSE Arca exchange, there is no guarantee that an active trading market for ETF Class Shares will exist at all times. In times of market stress, markets can suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and Authorized Participants to reduce their market activity or “step away” from making a market in ETF Class Shares, and market makers and Authorized Participants are not obligated to place or execute purchase and redemption orders. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process (that is, arbitrage will be less effective at keeping the market price of the Fund aligned closely with the value of its underlying portfolio). Trading of the shares on the NYSE Arca exchange may be halted if individual or market-wide “circuit breakers” are activated (circuit breakers halt trading for a specific period of time when the price of a particular security or overall market prices decline by a pre-determined percentage). Trading of the shares also could be halted if (1) the shares are delisted from the NYSE Arca exchange without first being listed on another exchange or (2) NYSE Arca exchange officials determine that halting is appropriate in the interest of a fair and orderly market or to protect investors.

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☐   Authorized Participant Concentration Risk. Only a limited number of financial institutions that enter into an authorized participant arrangement with the Fund may engage in creation or redemption transactions. If the Fund’s Authorized Participants decide not to create or redeem shares, shares may trade at a premium or discount to the Fund’s net asset value. This risk could be heightened because the Fund will invest in non-U.S. securities, which may be traded outside a collateralized settlement system. In such a case, Authorized Participants may be required to post collateral for some trades on an agency basis (that is, on behalf of other market participants), which only a limited number of Authorized Participants may be willing to do. If authorized participants do not proceed with creation and redemption orders for shares, the Fund’s shares could trade at a discount to NAV and could face trading halts or de-listing.

Portfolio Holding Disclosure Policy. The Guinness Atkinson Funds operate in a transparent fashion with respect to Fund holdings. For ETF Shares, the Fund’s portfolio holdings are disclosed each business day on the website at www.gafunds.com Prior to the opening of trading on the Fund’s primary listing exchange, which is normally at 9:30 a.m. Eastern Standard Time, the Adviser will publish the list of securities (by name and quantity) that constitute a Creation Basket, as well as the estimated “balancing amount.” This disclosure occurs on the Fund’s website and is also disseminated through the National Securities Clearing Corporation (NSCC) and/or other fee-based subscription service to NSCC members and/or subscribers. When a change is made to the portfolio, the change will generally be announced at or after the market close, although changes could be made, and publicly announced, during market hours. This could allow investors the opportunity to “front-run” the Fund, meaning other market participants could engage in a practice wherein they purchase holdings in the Fund with the expectation that the Fund would shortly need to purchase the same securities and, in doing so, cause the prices of these holdings to increase. However, because the Fund plan on creating shares primarily in exchange for the Fund’s holdings (in-kind purchases), the Adviser does not believe that existing investors would be harmed by the real time disclosure of the Fund’s holdings.

Additionally, the Fund will disclose its complete portfolio holdings as of the end of its fiscal year and second fiscal quarter in its annual and semi-annual report to shareholders. The Fund also discloses its complete portfolio holdings at the end of its first and third fiscal quarters in its Form N-Q, filed with the SEC no later than 60 days after the end of the fiscal period.

Website Disclosures. The following information about the Fund is available on the Guiness Atkinson website, www.gafunds.com, which is publicly available and free of charge:

•        Complete portfolio holdings, including for each security, the ticker symbol, CUSIP, description and the quantity and weight of each security in the Fund;

•        The names and quantities of securities that constitute the Fund’s Creation Basket and estimated balancing amount (which will be posted before the commencement of the trading day);

•        The current NAV per share, market price, and premium/discount, each as of the end of the prior business day;

•        A table showing the number of days that the ETF Class Shares traded at a premium or discount during the most recently completed fiscal year and quarter (or for the life of the fund for new funds);

•        A line graph showing the Fund’s premiums or discounts for the most recently completed calendar year and calendar quarter (or for the life of the fund for new funds);

•        The median bid/ask spread for the Fund on a rolling 30-day basis; and

•        If the premium or discount is greater than 2% for more than seven consecutive trading days, a statement that the premium/discount was greater than 2% and a discussion of the factors that are reasonably believed to have materially contributed to this premium/discount.

For information on the Fund’s current holdings please visit www.gafunds.com.

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MANAGEMENT OF THE FUND

Investment Adviser

Guinness Atkinson™ Asset Management, Inc. is the investment adviser for the Guinness Atkinson™ Funds. Guinness Atkinson™ supervises all aspects of the Fund’s operations and advises the Fund, subject to oversight by the Board. Guinness Atkinson™ is solely responsible for investment strategy and security selection. For providing these services, the Funds will pay Guinness Atkinson™ the annual management fee at the rate shown below.

Contractual Unitary Fee Rate:	Guiness Atkinson Global Innovators Fund*	0.79%

*     The Adviser charges the Fund, with respect to conventional mutual fund shares only, an advisory fee at the percentage rate of 0.65% of the Fund’s average daily net assets for the first $250 million; and at a percentage rate of 0.50% on assets in excess of $250 million. This breakpoint fee schedule does not apply to ETF Class Shares.

Under the agreement between Guinness Atkinson™ and the Fund, with respect to ETF Class Shares only, the Fund has agreed to pay the Adviser a unitary fee for the all of the management services and facilities it provides on a monthly basis. Under the Fund’s unitary fee agreement with respect to ETF Class Shares, the Adviser provides investment advisory services and provides or arranges for the provision of other services that the Fund needs. The amount of compensation allocable to investment advisory fees under the management services agreement is designed to be the same as the amount of the investment advisory fee charged with respect to mutual fund shares. The Fund is also responsible for other expenses not assumed by the Adviser, namely, Acquired Fund Fees and Expenses (if any), fees related to services for reclamation or collection of foreign taxes withheld, interest, taxes, dividends on short positions, investment-related costs (including brokerage expenses in connection with portfolio transactions or creation/redemption transactions), and extraordinary expenses. Expenses not specifically payable by the Adviser are payable by the Fund. The total fee payable to the Adviser for all services provided to the Fund is 0.79%.

Guinness Atkinson™ is a Delaware corporation with offices in the United States and London. The U.S. offices are located at 251 South Lake Avenue, Suite 800, Pasadena, California 91101. Guinness Atkinson’s™ London offices are located at 18 Smith Square, Westminster, London, SW1P 3HZ, United Kingdom. Founded in November 2002 by then-current and former senior executives of Investec Asset Management U.S. Limited (“Investec”), Guinness Atkinson™ managed approximately $374 million in mutual fund and exchange-traded fund assets as of May 31, 2026. Guinness Atkinson™ is under common control with Guinness Asset Management Limited and Guinness Capital Management Limited, also located at 18 Smith Square, Westminster, London, SW1P 3HZ, United Kingdom. These three entities share offices and other resources.

A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement will appear in the first annual or semi-annual report to shareholders following commencement of operations of the Fund’s ETF Class Shares.

Portfolio Management. The Fund’s portfolios are managed by experienced portfolio managers who are jointly and primarily responsible for the day-to-day management of the portfolios, as described below. The Fund is actively managed, meaning that the Adviser will select the Fund’s holdings based on its own research and evaluation process. In identifying investments that the Fund will buy or sell, the Adviser uses proprietary and independent research to identify companies with favorable characteristics from the identifiable universe of companies it has compiled, and performs research and fundamental analysis to understand each company’s business model and prospects, valuation and potential for share price appreciation, income or return. The Adviser then monitors potential or actual investments for performance and risk perspectives as well as to quantify drivers of return and assess a company’s performance

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versus expectations. Portfolio managers use internal proprietary models to categorize companies for purposes of evaluating investment potential. The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the Fund’s shares.

Portfolio Manager	Business Experience During the Past Five Years
Dr. Ian Mortimer, CFA

Dr. Ian Mortimer is a co-manager of the Guinness Atkinson Global Innovators Fund (since May 2011) and the Guinness Atkinson Dividend Builder ETF (since March 2012 when it was a mutual fund). Previously, he also served as co-manager of the Global Energy Fund (May 2010 to September 2013). He joined Guinness AtkinsonTM as an analyst in December 2006. From September 2003 to December 2006, Dr. Mortimer completed a PhD in experimental physics at the University of Oxford. Dr. Mortimer graduated from University College London with a Masters in Physics in June 2003.

Matthew Page, CFA

Matthew Page is a co-manager of the Guinness Atkinson Global Innovators Fund (since May 2010) and a co-manager of the Guinness Atkinson Dividend Builder ETF (since March 2012 when it was a mutual fund). Previously, he also served as co-manager of the Alternative Energy Fund (2007 to 2013). He joined Guinness AtkinsonTM in September 2005, prior to which he was employed by Goldman Sachs from July 2004 to August 2005. He graduated from Oxford University with a Masters in Physics in June 2004.

Distribution Plan & Payments to Dealers

Distribution Plan. The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act which permits the Fund to pay Rule 12b-1 fees not to exceed 0.10% per year of the Fund’s average daily net assets. No such fee is currently paid, and the Board of Trustees of the Funds have not approved the commencement of payments under the Rule 12b-1 Distribution Plan. The Funds do not plan to make payments under the Rule 12b-1 Plan currently, and each Fund will provide 60 days’ notice to shareholders before making payments under the Rule 12b-1 Plan.

Additional Payments to Dealers. The Adviser (and their affiliates) may make payments to dealers or other financial intermediaries and service providers for distribution and/or servicing activities, out of their own resources, including the profits from the advisory fees the Adviser receives from the Fund. Some of these distribution-related payments may be made to dealers or financial intermediaries for educational, marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” Other payments are made in connection with information or data provision from intermediaries concerning transactions in Fund shares (of any class) or to make Fund shares (of any class) available on platforms. In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund to its customers. You should ask your dealer or financial intermediary for more details about any such payments it receives.

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SHAREHOLDER INFORMATION

How to Purchase, Exchange, and Sell Shares

Primary Market Transactions

Only certain large investors that have contractually agreed to be, and have been designated as, Authorized Participants are able to purchase and redeem large blocks of Guinness Atkinson Global Innovators Fund ETF Class Shares directly with the Fund. Purchase and redemption activity conducted by Authorized Participants directly with the Fund will be done in increments of 10,000 share Creation Units. A Transaction Fee of $225 per Creation Unit transaction is charged to Authorized Participants who create or redeem shares in Creation Units, regardless of the number of Creation Units purchased or redeemed by the Authorized Participant on a business day. The Fund will issue or redeem Creation Units in return for a basket of assets that the Fund specifies each day and are effected at the net asset value (“NAV”) next determined after the receipt of an order in proper form. The value of the minimum initial or subsequent investment by an Authorized Participant varies with the value of the basket of assets specified by the Fund each day. ETF Shares may only be purchased or redeemed in Creation Units by submitting an order to the Fund’s transfer agent. More information about the purchase and sale of ETF Shares in Creation Units can be found in the Fund’s Statement of Additional Information under “Purchase and Redemption of Shares in Creation Units”. In limited circumstances, ETF Class Shares may be individually issued outside of Creation Units, such as to participants in a dividend reinvestment program offered by a broker or in connection with a merger transaction.

Secondary Market Transactions

Individual ETF Shares of the Guinness Atkinson Global Innovators Fund trade on the NYSE Arca exchange during the trading day. ETF Shares can be bought and sold, at a market price, throughout the trading day like other shares of publicly traded securities. There is no minimum investment for purchases made on the listing exchange.

If you wish to purchase or sell ETF Class Shares, you should contact your broker. You may incur a brokerage fee or commission when purchasing or selling ETF Class Shares. When charged, the brokerage fee or commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. Because ETF Class Shares trade on an exchange at a market price rather than at the net asset value, ETF Class Shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase ETF Class Shares (bid) and the lowest price a seller is willing to accept for ETF Class Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

The spread varies over time for shares of the Fund based on the Fund’s trading volume and market liquidity, and is generally lower (or “narrow”) if the Fund has a lot of trading volume and market liquidity and higher (or “wider”) if the Fund has little trading volume and market liquidity. When the spread widens, particularly in times of market stress, you may pay significantly more or receive significantly less than the underlying value of the ETF Class Shares when you buy or sell ETF Class Shares in the secondary market. Because of the costs of buying and selling ETF Class Shares, frequent trading may reduce investment returns.

The Fund’s ETF Class Shares are listed on the NYSE Arca exchange. The listing exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Information about the Fund’s net asset value, market price, premiums and discounts, and bid-asks spreads are available on the Fund’s website at www.smartetfs.com.

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Book Entry

Fund shares of any class are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Fund’s ETF Shares and is recognized as the owner of all ETF Shares for all purposes.

Investors owning Fund shares (of any class) are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Fund shares. Participants include DTC, securities brokers, and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund shares, you are not entitled to receive physical delivery of stock certificates or to have Fund shares registered in your name, and you are not considered a registered owner of Fund shares. Therefore, to exercise any rights as an owner of Fund shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form.

Frequent Trading

Unlike frequent trading of shares of a conventional mutual fund, (i.e., not exchange-traded shares), frequent trading of ETF Class Shares on the secondary market does not disrupt portfolio management, increase the Fund’s trading costs, lead to realization of capital gains, or otherwise harm Fund shareholders. A few institutional investors are authorized to purchase and redeem shares directly with the Fund. When these trades are effected in-kind (i.e., for securities and not cash), they do not cause any of the potentially harmful effects (noted above) that may result from frequent cash trades. Moreover, the Fund imposes a Transaction Fee on in-kind purchases and redemptions of the Fund to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, such as when an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. For these reasons, the Board of Trustees has determined that it is not necessary to adopt policies and procedures to detect and deter frequent trading and market-timing in the Fund’s ETF Class Shares.

The Fund does have policies in place to deter frequent trading of mutual fund shares. To discourage market timing activity, the Funds reserves the right to restrict or refuse any purchase orders or exchanges, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in mutual fund shares is believed by the Adviser to be harmful to the Funds) and without prior notice. The Funds may reject any purchase or exchange request that the Funds regard as disruptive to efficient portfolio management. Funds holding securities in markets that open and close before the US markets begin daily operations are more susceptible to market timing abuse, because there is an inherent time lag between the last valuation point in these markets and the valuation point for the Funds. To deter time zone arbitrage activity, the Fund imposes on conventional mutual fund shares a short term redemption fee for transactions in shares held for 30 days or less. More information about the redemption fee can be found in the conventional mutual fund shares Prospectus.

Pricing Fund Shares

Market Price. The Fund’s ETF Shares trade in the secondary market at market prices, which may differ from the NAV per share.

Net Asset Value. The NAV of the Fund is determined at the close of business of the NYSE (generally 4:00 p.m. Eastern Time).

The Fund’s NAV is calculated by (1) subtracting the Fund’s liabilities from its assets and then (2) dividing that number by the total number of outstanding shares. This procedure is in accordance with Generally Accepted Accounting Principles. The Fund’s securities are valued based upon readily available price quotations from the principal exchange

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or market on which the securities are traded, and are generally valued at their official closing price or the last reported sale price. Securities without a readily available price quotation will be priced at fair value, as determined in good faith by, or under the supervision of, the Fund’s officers under methods authorized by the Board.

Fair Value Pricing. If market quotations do not accurately reflect fair value for a security, or if such valuations do not reflect current market values, that security may be valued by another method that the Board believes accurately reflects fair value. The Board has developed fair valuation procedures to be used when any assets for which reliable market quotations are not readily available or when the valuation, in the judgment of the Adviser, does not represent its accurate value. The Fund also may fair value a security if the Fund or the Adviser believes that the market price is stale. Under the Fund’s fair valuation process, when a fair valuation event occurs, a committee that includes representatives from the Adviser, the Custodian, and the Fund’s Chief Compliance Officer, convenes to review pricing information and determine the fair value of the security in question.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s current value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service or based on market quotations.

If you buy or sell ETF Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your ETF Shares in Creation Unit blocks (an option available only to certain authorized broker-dealers) or if you convert your conventional mutual fund shares to ETF Shares.

Premium/Discount Information

Information regarding how often the Fund’s ETF Class Shares traded on the listing exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the net asset value of the Fund during the past four calendar quarters will be available at www.gafunds.com.

Distributions and Taxes

The Fund intends to make distributions to shareholders. Shareholders of ETF Class Shares will generally receive cash distributions, which will be paid one or more business days after the cash payment date of distributions with respect to conventional mutual fund shares. The difference in payment date is due to the fact that the ETF Class Shares are traded on an exchange, which has separate rules that apply to timing of distribution payments after distributions are declared. This timing difference applies to all funds that offer exchange traded shares, including Multi-Class ETF Funds.

After a distribution payment is made in cash to a shareholder of ETF Class Shares, the shareholder may reinvest such amounts in additional whole ETF Class shares automatically only if the broker through which you hold your ETF Class Shares makes a dividend reinvestment option available. By contrast, distributions with respect to mutual fund class shares may be automatically reinvested in additional whole or partial mutual fund class shares at NAV. In addition, the record date for dividends on mutual fund class shares are expected to be one business day before the ex-dividend date, whereas due to exchange requirements, the record date for dividends on ETF Class Shares is expected to be the ex-dividend date. The overall period between the ex-dividend date and time of potential reinvestment of distributions received with respect to ETF Class Shares may equal five or more business days. During this period, the amount of an ETF Class shareholder’s distribution will not be invested in the Fund and will be held in a custodial account. Accordingly, such shareholder will not receive income or experience appreciation or depreciation on the amount of the dividend.

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Distributions by the Fund with respect to ETF Class Shares may be comprised of taxable ordinary income, taxable capital gains and/or a non-taxable return of capital, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Investments through tax-advantaged arrangements may be taxed upon withdrawal of monies from that account. The following summarizes general tax outcomes with respect to registered investments companies, including the Multi-Class ETF Fund.

Dividends and Capital Gains Distributions. The Fund will distribute all or most of its net investment income and net capital gains to shareholders. Dividends (investment income), if any, will normally be declared and paid at least annually. Some of the Fund’s investment income may be subject to withholding tax. Net realized capital gains, if any, will be distributed at last annually, and normally in December. When calculating the amount of capital gain, the Fund can offset any capital gain with net capital loss (which may be carried forward from a previous year).

Buying Before a Dividend. If you purchase shares of the Fund on or before the record date, you will receive a dividend or capital gains distribution. The distribution will lower the Fund’s NAV on that date and represents, in substance, a return of basis (your cost); however, you will be subject to federal income taxes on this distribution.

Dividend Reinvestment. No dividend reinvestment service is currently provided by the Fund. Broker dealers may make available a dividend reinvestment service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners interested in such a service should contact their broker for availability and other necessary details. Brokers may require beneficial owners to adhere to specific procedures and timetables to participate. If a dividend reinvestment service offered by a broker is used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Tax Issues. The following tax information is based on U.S. federal tax laws and regulations in effect on the date of this Prospectus. These laws and regulations are subject to change, possibly with retroactive effect. Shareholders should consult a tax professional for the federal tax consequences of investing in the Fund as well as for information on foreign, state and local taxes which may apply. A statement that provides the U.S. federal income tax status of the Fund’s distributions will be sent to shareholders promptly after the end of each year. Additional tax information appears in the Fund’s SAI.

Distributions to Shareholders. Qualified dividends received from the Fund by non-corporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains. You have to pay taxes on distributions even though you have them automatically reinvested. On some occasions a distribution made in January will be treated for tax purposes as having been distributed on December 31 of the prior year.

Dividends and distributions from the Fund, and gains from the sale of shares of the Fund, will be included in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax that applies to certain individuals, estates and trusts.

Generally, the Fund and financial intermediaries are obligated to withhold and remit to the US Treasury a percentage of taxable distributions and sale or redemption proceeds paid to a shareholder who fails to furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify that it is exempt from withholding.

Gain or Loss on Sale of Fund Shares. You may recognize either a gain or loss when you sell Fund shares. The gain or loss is the difference between the proceeds of the sale (the market price per share on the date of sale times the number of Fund shares sold reduced by the expenses of the sale) and your adjusted basis in those Fund shares. Any loss realized on a taxable sale of shares held for six months or less will be treated as a long-term capital loss, to the extent of the amount of capital gain dividends received on such shares. If you sell Fund shares at a loss and purchase shares of the same Fund within 30 days before or after the sale (a wash sale), a deduction for the loss is generally disallowed. Shares acquired through a dividend reinvestment service offered by a broker may cause a “wash sale.”

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Withholding Taxes. The Fund may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (currently 24%) for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service (the “IRS”) that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Foreign Source Income and Withholding Taxes. Some of the Fund’s investment income may be subject to foreign income taxes that are withheld at the source. If the Fund meets certain requirements, it may elect to “pass-through” these foreign taxes to shareholders. If the Fund so elects, you would be required to include in gross income, even though not actually received, your pro rata share of such foreign taxes and would therefore be allowed to claim a foreign tax credit or a deduction for your share of foreign taxes paid, subject to applicable limitations.

Cost Basis Reporting. Federal law requires that investment companies report their shareholders’ cost basis, gain/loss and holding period to the IRS on the Fund’s shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. The Guinness Atkinson Funds have chosen Average Cost as their default tax lot identification method for all shareholders. A tax lot identification method is the way that the Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Fund’s standing method and will be able to do so at the time of your purchase or upon the sale of covered shares.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, each series of the Guinness Atkinson Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” Guinness Atkinson Funds and its service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

Taxes on Creation or Redemption by Authorized Participants.

Authorized Participants who exchange securities for Creation Units generally will recognize gain or loss equal to the difference between (i) the sum of the market value of the Creation Units at the time of the exchange and any cash received by the Authorized Participant in the exchange, and (ii) the sum of the Authorized Participant’s aggregate basis in the securities surrendered and cash paid for Creation Units. Authorized Participants who redeem Creation Units generally will recognize gain or loss equal to the difference between their basis in the Creation Units and the sum of the aggregate market value of securities received and any cash received for such Creation Units. The IRS may take a position that an exchange does not give rise to a loss, including as a result of the “wash sale” rules. Authorized Participants must consult their tax advisors with respect to whether or not such a loss may be deductible.

Capital gain or loss realized upon the redemption (or creation) of Creation Units generally will be treated as long-term capital gain or loss if the shares (or securities surrendered) have been held for more than one year, and as short-term capital gain or loss if the shares (or securities surrendered) have been held for one year or less.

Possible Tax Law Changes. Various administrative and legislative changes to the US federal tax laws have been suggested or are under consideration, but it is not possible at this time to determine whether any of these changes will be adopted, what the changes might entail, and whether changes could affect taxation with respect to your investment in the Fund. Similar administrative and tax considerations may apply in foreign countries in which the Fund holds investments. It is not possible at this time to determine whether administrative or legislative changes could affect taxation with respect to the Fund’s investments.

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FINANCIAL HIGHLIGHTS

Financial highlights information is not available because the ETF Class Shares of the Fund have not yet commenced operations as of the date of this Prospectus.

Because the Fund’s ETF Class Shares are new, you may wish to review information for the Fund’s Institutional Class shares, which are a conventional mutual fund share class. All of the share classes of the Multi-Class ETF Fund are invested in the same portfolio of securities. Financial Highlights for the Fund’s Institutional Class Shares for the fiscal year ended December 31, 2025, is incorporated in this Prospectus by reference to the Funds’ Annual Financials and Other Information, which are included as part of the Funds’ most recent Form N-CSR. The Funds’ Form N-CSR filings can be located on the SEC’s website, and the Funds’ Annual Financials and Other Information are available upon request by calling 1 800-915-6566.

As of December 31, 2025, the ETF Class shares of the Portfolio had not yet incepted. Performance and financial highlights for the Fund’s Institutional Share class, which is a mutual fund share class, is the closest share class to the ETF Class Shares in terms of fees and expenses. Returns for the Fund’s ETF Class Shares and the Fund’s Institutional class shares, which are mutual fund shares, may vary due to differences in their expenses. These differences are primarily due to expenses incurred by the mutual fund share classes that are not incurred by the ETF Class Shares.

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NOTICE

Guinness Atkinson Global Innovator Fund ETF shares are not sponsored, endorsed, sold or promoted by the NYSE Arca (the “Listing Exchange”). The Listing Exchange makes no representation or warranty, express or implied, to the Fund’s shareholders or any member of the public regarding the advisability of investing in securities generally or in the Fund in particular, or with respect to any ETF’s ability to achieve its investment objective.

The Listing Exchange is not responsible for, nor has it participated in, the timing of, prices of, or quantities of the shares of the Fund to be issued, nor in the determination or calculation of the equation by which the shares are redeemable. The Listing Exchange has no obligation or liability to owners of the shares of the Fund in connection with the administration, marketing, or trading of the shares of the Fund.

◼    Statement of Additional Information. The SAI provides a more complete discussion about the Fund and is incorporated by reference into this Prospectus, which means that it is considered a part of this Prospectus.

◼    Annual and Semi-Annual Reports and Form N-CSR. The annual and semi-annual reports to shareholders and in Form N-CSR contain additional information about the Fund’s investments. The Fund will issue an annual report after the fiscal period ends, which will contain a discussion of the market conditions and principal investment strategies that significantly affected the Fund’s performance during the fiscal period. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

To Review or Obtain this Information: The SAI, Form N-CSR and annual and semi-annual reports are available without charge upon your request by sending an e-mail request to mail@gafunds.com, by calling 866 307-5990 (toll free in the United States), visiting the Fund’s website, www.gafunds.com, or by calling or writing a broker-dealer or other financial intermediary. To request other information about the Fund and to make shareholder inquiries, please call 866 307-5990. Reports, Form N-CSR filings and other information about the Fund are available on the EDGAR Database on the SEC’s internet site at https://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Website: www.gafunds.com

Email: mail@gafunds.com

Investment Company Act file no. 811-08360

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Guinness AtkinsonTM Funds

STATEMENT OF ADDITIONAL INFORMATION

Guinness AtkinsonTM Global Innovators Fund — ETF Class Shares ETF (NYSE Arca: GAIQ)

July 24, 2026

This Statement of Additional Information (the “SAI”) of the Guinness AtkinsonTM Funds (the “Trust”) is not a prospectus, but should be read in conjunction with the current prospectus dated July 24, 2026, as supplemented from time to time, pursuant to which the ETF Class Shares of the Guinness Atkinson Global Innovators (the “Fund”) are offered.

The financial statements of the Funds and the report on the audited statement of assets and liabilities of the Funds included in such Funds’ most recent Form N-CSR for the year ended December 31, 2025 are incorporated by reference in their entirety into this SAI by reference to the Funds’ Annual Financials and Other Information, which are included as part of the most recent Funds’ Form N-CSR filing. This SAI is incorporated by reference in its entirety into the prospectus for the Fund. Please retain this SAI for future reference.

This SAI applies only to the ETF Class Shares listed above. Mutual fund shares of this Fund are offered pursuant to a separate Prospectus and SAI.

For more information or for a free copy of the prospectus, a fund’s annual or semi-annual report, or other information such as fund financial statements that the Fund files on Form N-CSR, please call toll-free 1-866-307-5990.

In addition to ETF Class Shares, the Fund offers one or more classes of mutual fund shares that are not exchange-traded and that operate as conventional mutual funds. A separate prospectus and statement of additional information provides information about those mutual fund classes of the Fund. An investment in the Fund’s ETF Class Shares is not an investment in a mutual fund.

GENERAL INFORMATION AND HISTORY

Guinness Atkinson™ Funds (the “Trust”) was first organized as a Maryland corporation on January 7, 1994 and converted to a Delaware statutory trust (formerly known as a Delaware business trust) on April 28, 1997 as an open-end, series, management investment company. The Trust is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust comprises twelve separate series portfolios, each of which has unique investment objectives and strategies nine of which are operational.

This SAI relates only to the ETF Class Shares of the Guinness AtkinsonTM Global Innovators Fund, a series of the Trust.

The Trust contains twelve other separate series: eight of which are operated as open-end ETFs, four of which are operated as open-end mutual funds, and one of which is operated as a Multi-Class ETF Fund, which is a fund that offers both mutual fund shares and ETF Class Shares. These other funds are described in a separate SAIs. References to the “Fund Complex” in this SAI refers to all of the series of the Guinness Atkinson Funds. References to the “Funds” in this SAI refers to the exchanged traded funds in the Fund Complex. References to the “Fund” in this SAI, unless otherwise indicated, refer to the Guinness Atkinson Global Innovators Fund, which includes two classes of conventional mutual fund shares and one class of ETF Class Shares.

The Fund is Multi-Class ETF Fund that includes both mutual fund shares and an exchange-traded class of shares (the “ETF Class Shares” or the “Shares”). The ETF Class Shares are listed on the NYSE Arca exchange (the “Exchange”). Shares trade on the Exchange at a market price that may differ from the Share’s net asset value (“NAV”). The Fund issues and redeems ETF Class Shares on a continuous basis at NAV in large, specified blocks of Shares (typically 10,000 shares or more) called “Creation Units.” The size of Creation Units may change from time to time. Creation Units are not expected to consist of less than 10,000 Shares. Except with respect to the Conversion Privilege, which is not yet available, ETF Class Shares are only issued in Creation Units.

Creation Units are issued to and redeemed by Authorized Participants in-kind for securities included in the Fund’s portfolio and in some cases, an amount of cash, at the discretion of the Adviser. An Authorized Participant normally purchases or redeems a creation unit for a “basket” of securities specified by the Fund. In most instances, this “basket” is representative of the Fund’s portfolio. Each Fund has adopted Custom Basket Procedures under which non-representative baskets may be used in the creation or redemption process. Creation and redemption of ETF Class Shares is discussed in detail in “Purchase and Redemption of Shares in Creation Units” later in this SAI.

Except when aggregated in Creation Units, ETF Class Shares are not individually redeemable securities of the Fund. Retail investors, therefore, generally will not be able to purchase the Shares directly (except through a dividend reinvestment program offered by a broker). Retail investors will purchase Shares in the secondary market with the assistance of a broker.

The discussion below regarding the Fund’s investment objectives and policies should be read in conjunction with the Fund’s prospectus. Portfolio management for the Fund is provided by Guinness Atkinson™ Asset Management, Inc., a Delaware corporation with offices at 251 South Lake Avenue, Suite 800, Pasadena, California 91101.

INVESTMENT OBJECTIVE AND POLICIES

The Fund’s investment objective and strategies is described in its Prospectus.

Guinness AtkinsonTM Global Innovators Fund

The Global Innovators Fund invests in publicly-traded equity securities of companies that the Adviser believes are positioned for growth due to advances in technology, communications, globalism or innovative management. The Fund invests in companies that the Adviser believes can create value through original thinking. The Fund will invest in U.S. companies as well as non-U.S. companies. The Fund’s allocations may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria). The Fund may invest in companies in the world’s developed stock markets, such as the United States, the United Kingdom, Canada, Japan, Hong Kong, Singapore, Australia, New Zealand and other stock markets in the European Union. The Fund also may invest in companies in emerging stock markets, such as in China, Korea, Taiwan, Malaysia, Thailand, South Africa and Mexico, or in markets considered to be emerging market countries by any of the World Bank, the International Monetary Fund or any widely-recognized index of emerging market securities (e.g., Dow Jones, FTSE, S&P, MSCI).

The Fund is actively managed and will normally hold around 35 positions of approximately equal weight. The Fund may invest in companies of any capitalization size. The Fund expects that normally, at least 40% of the Fund’s assets will be invested in global securities. For this purpose, “global securities” means securities issued by companies with significant business activities outside the U.S. The Fund does not have a policy to concentrate (that is, invest more than 25% of its assets), in issuers in a particular industry, group of industries or geographic region. The Fund will not change its investment strategy unless it gives shareholders at least 60 days’ notice.

For temporary defensive purposes, any portion of the Fund’s total assets may be invested in cash and cash equivalents, including money market funds, to respond to adverse market, economic, political or other conditions. While the Fund is applying this temporary defensive strategy, it may be unable to achieve its investment objective.

The Fund is designed for investors who seek long-term capital appreciation through focused investment in companies, wherever located, that the Adviser believes are positioned to benefit from innovations in technology, communication, globalism or management strategies.

Additional information on Principal Investment Strategies can be found in the Prospectus. Also see Additional Investment Strategies and Risks in the Statement of Additional Information.

For All Funds

Temporary Defensive Strategies. When current market, economic, political or other conditions are unsuitable or would impair the pursuit of an investment objective, the Adviser may temporarily invest up to 100% of a Fund’s assets in cash, cash equivalents or high quality short-term money market instruments. When a Fund takes a temporary defensive position, it may not achieve its investment objective. The Funds do not engage in market timing. The Adviser’s philosophy for the funds it manages is that the funds should remain invested and all of the Funds are managed to be fully invested at all times.

Diversification. Each Fund is a diversified fund, which means it is subject to the diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, Government securities, and securities of other investment companies.

General Information about the Funds

The following information concerning the Funds augments the disclosure provided in each Fund’s Prospectus.

Derivatives

The Funds do not intend to employ leveraging techniques, except that a Fund may use derivatives from time to time when desirable to effectuate its investment strategies. The Funds intend to use foreign currency forward contracts when appropriate and useful to effectuate investments in securities traded on foreign markets. All investments using derivative instruments are subject to asset segregation and cover requirements. For more information about foreign currency forward contracts, see “Additional Foreign Currency Considerations” under “Risk Factors and Special Considerations”. None of the Funds use derivatives as a principal investment strategy.

In 2020, the SEC adopted new Rule 18f-4 (the “Derivatives Rule”), which replaces current asset segregation requirements with a new framework for the use of derivatives by registered funds. For funds using a significant amount of derivatives, the Derivatives Rule mandates that the fund adopt and implement: (i) value at risk limitations in lieu of asset segregation requirements; (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. Compliance with the Derivatives Rule is required by August 2022. The Derivatives Rule provides an exception for funds with derivative exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions. Based on the extent of derivatives use by the Funds, the Funds expect to rely on this exception.

Money Market Instruments

From time to time, each Fund may invest in Money Market Instruments, normally in connection with creation and redemption transactions, or in anticipation of investing cash positions. “Money Market Instruments” are short-term (less than twelve months to maturity) investments, made directly or indirectly (through funds or other “sweep” arrangements) in (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers’ acceptances) of United States or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States and foreign corporations meeting the credit quality standards set by the Trust’s Board of Trustees (the “Board”); and (e) repurchase agreements with banks and broker-dealers with respect to such securities. While each Fund does not intend to limit the amount of its assets invested in Money Market Instruments, except to the extent believed necessary to achieve its investment objective, under normal market conditions, the Funds do not expect to have substantial portion of their assets invested in Money Market Instruments. Each Fund may use Money Market Instruments without limitation when it applies its temporary defensive strategy.

Foreign Issuers

Each Fund does not intend to invest in any security in a country where the currency is not freely convertible to United States dollars, unless it has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency’s external value, or if the Adviser has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Funds.

Depositary Receipts. Each Fund may invest indirectly in issuers through sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Global Depositary Shares (“GDSs”) (collectively, “Depositary Receipts”). Depositary Receipts are certificates evidencing an interest in a pool of securities of a specific issuer held by a bank. In most cases, the certificate evidencing ownership of the facility also includes a conversion component that entitles the holder to obtain the securities. Depositary Receipts are a method to obtain exposure to a specific issuer, normally not a US issuer, without trading in the local market for the issuer’s securities. Depositary receipts may be “sponsored”, in which case the issuer participates with a bank in arranging the facility, or “unsponsored”, in which case the issuer is not involved in arranging the facility and the facility is arranged by a bank or by a third party working with a bank. Unsponsored Depositary Receipts are normally more expensive and less liquid than sponsored Depositary Receipts, and the issuer of stock underlying an unsponsored Depositary Receipt facility does not treat the certificate holders as shareholders for purposes of supplying information about the issuer or its securities.

ADRs are Depositary Receipts typically issued by a United States bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts other than those denominated in United States dollars will be subject to foreign currency exchange rate risk. In addition, the issuers of the stock underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of each Fund’s investment policies, investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts bear the risks associated with their underlying securities as well as risks associated with the Depositary Receipts themselves. Depositary Receipts can be adversely affected by regulatory restrictions or sanctions affecting the stock underlying the Depositary Receipt, for example, when the stock underlying a Depositary Receipt is restricted from trading on an exchange or from being held by investors due to sanctions orders. In that case, the Depositary Receipt may or may not continue to trade and could become illiquid at any time. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Securities in which a Fund may invest include those that are neither listed on a stock exchange nor traded over-the-counter. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. To the extent that such securities are illiquid by virtue of the absence of a readily available market, legal, contractual or regulatory restrictions on resale, they will be subject to the Fund’s investment restrictions on illiquid securities, discussed below.

Convertible Securities. Each Fund may invest in convertible securities. Convertible securities are generally bonds, notes, preferred stocks, warrants or other securities that may be converted or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend or interest until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities.

Preferred Stocks. Each Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer’s common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants and Rights. Each Fund may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Adviser. Warrants do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the corporation that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants tend to be more volatile than the underlying stock, and if, at a warrant’s expiration date, the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant, a Fund can acquire the stock at a price below its market value. The prices of warrants do not necessarily parallel the prices of the underlying securities.

Other Investment Companies

Each Fund, together with any of its “affiliated persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), may invest in securities of other investment companies, including ETFs and money market funds, subject to applicable limitations under Section 12(d)(1) of the 1940 Act and Rule 12d1-4 thereunder. If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund will be exposed to the investment risks of that other investment company, and the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Generally, a Fund may invest in the securities of another investment company (the “acquired company”) so long as the Fund, immediately after the investment, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of such Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of such Fund) having an aggregate value in excess of 10% of the value of the total assets of the applicable Fund. Generally, a Fund may invest in other investment companies that are money market funds in excess of these limitations.

There can be no assurance that appropriate investment companies will be available for investment. The Funds will not invest in other investment companies unless, in the Adviser’s judgment, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

Securities Lending

Each Fund may lend portfolio securities up to 33-1/3% of its total assets. Currently the Funds are not participating in securities lending arrangements but they may do so. A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided that the lending Fund receives cash collateral that at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, a Fund can increase its income through lending and through the investment of the cash collateral. For the purposes of this policy, a Fund considers collateral consisting of U.S. government securities or irrevocable letters of credit issued by banks whose securities meet the Fund’s investment standards to be the equivalent of cash. Securities lending involves counterparty risk, including the risk that loaned securities may not be returned and/or a loss of rights in the collateral if the borrower or lending agent defaults. In addition, a Fund bears the risk that income earned may not be sufficient to cover the costs paid, as well as the risk of loss that the investments of the cash collateral received from the borrower decline in value, which does not trigger additional collateral requirements from the Borrower. A lending Fund will pay a portion of the income earned on a lending transaction to a third party that is unaffiliated with the Funds and that is acting as a “placing broker” and may pay other fees in connection with a securities lending program. Collateral management services, to the extent provided by the Adviser or its affiliates, are not covered by the Fund’s investment advisory agreement.

The Securities and Exchange Commission (the “SEC”) currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the lender must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the lender must be able to terminate the loan at any time; (4) the lender must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the lender may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of each Fund’s investment policies and strategies described in the Prospectus and associated non-principal risks. In pursuing its investment objective, each Fund will invest as described below and employ the investment techniques described in the Prospectus and elsewhere in this SAI.

Options and Futures Strategies

Through the writing of call options and the purchase of options and the purchase and sale of stock index futures contracts, interest rate futures contracts, foreign currency futures contracts and related options on such futures contracts, Guinness AtkinsonTM may at times seek to hedge against a decline in the value of securities included in a Fund’s portfolio or an increase in the price of securities that it plans to purchase for the Fund or to reduce risk or volatility while seeking to enhance investment performance. Expenses and losses incurred as a result of such hedging strategies will reduce a Fund’s current return.

A Fund’s ability to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Although no Fund will enter into an option or futures position unless the Adviser believes that a liquid secondary market for such option or futures contract exists, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (“OCC”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market thereon would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Low initial margin deposits made upon the opening of a futures position and the writing of an option involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. However, to the extent that a Fund purchases or sells futures contracts and options on futures contracts and purchases and writes options on securities and securities indexes for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the Fund or decreases in the prices of securities the Fund intends to acquire. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively for the purposes stated below. Furthermore, a Fund’s ability to engage in options and futures transactions may be limited by tax considerations. Although a Fund will only engage in options and futures transactions for limited purposes, such transactions involve certain risks. No Fund will engage in options and futures transactions for leveraging purposes.

Upon purchasing futures contracts of the type described above, each Fund will maintain in a segregated account with its custodian cash or liquid securities with a value, marked-to-market daily, at least equal to the dollar amount of the Fund’s purchase obligation, reduced by any amount maintained as margin. Similarly, upon writing a call option, each Fund will maintain in a segregated account with its custodian, liquid securities with a value, marked-to-market daily, at least equal to the market value of the underlying contract (but not less than the strike price of the call option) reduced by any amounts maintained as margin.

Writing Covered Call Options on Securities

Call options may be used to anticipate a price increase of a security on a more limited basis than would be possible if the security itself were purchased. Each Fund may write only covered call options. Since it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, this strategy will generally be used when the Adviser believes that the call premium received by the Fund plus anticipated appreciation in the price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

Each Fund may write covered call options on optionable securities (stocks, bonds, foreign exchange related futures, options and options on futures) of the types in which it is permitted to invest in seeking to attain its objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. As the writer of the call option, the Fund is obligated to own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges).

A Fund will receive a premium from writing a call option, which increases the writer’s return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

Each Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. A Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Options written by a Fund will normally have expiration dates not more than one year from the date written. The exercise price of the options may be below (“in-the-money”), equal to (“at-the-money”) or above (“out-of-the-money”) the current market price of the underlying securities at the times the options are written. A Fund may engage in buy-and-write transactions in which the Fund simultaneously purchases a security and writes a call option thereon. Where a call option is written against a security subsequent to the purchase of that security, the resulting combined position is also referred to as buy-and-write. Buy-and-write transactions using in-the-money call options may be utilized when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. In such a transaction, the Fund’s maximum gain will be the premium received from writing the option reduced by any excess of the price paid by the Fund for the underlying security over the exercise price. Buy-and-write transactions using at-the-money call options may be utilized when it is expected that the price of the underlying security will remain flat or advance moderately during the option period. In such a transaction, the Fund’s gain will be limited to the premiums received from writing the option. Buy-and-write transactions using out-of-the-money call options may be utilized when it is expected that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the foregoing situations, if the market price of the underlying security declines, the amount of such decline will be offset wholly or in part by the premium received and the Fund may or may not realize a loss.

To the extent that a secondary market is available on the exchanges, the covered call option writer may liquidate the position prior to the assignment of an exercise notice by entering a closing purchase transaction for an option of the same series as the option previously written. The cost of such a closing purchase, plus transaction costs, may be greater than the premium received upon writing the original option, in which event the writer will have incurred a loss in the transaction.

Purchasing Put and Call Options on Securities

Each Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit that it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

Each Fund may also purchase call options to hedge against an increase in prices of securities that it wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, the Fund will reduce any profit it might have realized had it bought the underlying security at the time that it purchased the call option by the premium paid for the call option and by transaction costs.

Purchase and Sale of Options and Futures on Stock Indices

Each Fund may purchase and sell options on stock indices and stock index futures as a hedge against movements in the equity markets.

Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than on price movements in particular stocks. Currently, index options traded include the S&P 100 Index, the S&P 500 Index, the NYSE Composite Index, the AMEX Market Value Index, the National Over-the-Counter Index and other standard broadly based stock market indices.

A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. For example, the China & Hong Kong Fund may invest in Hang Seng Composite Index Futures. No physical delivery of securities is made.

If the Adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities they ultimately want to buy. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of a Fund’s index option or futures contract resulting from the increase in the index. If, on the other hand, the Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities in a Fund’s portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund’s position in such put option or futures contract.

Purchase and Sale of Interest Rate Futures

Each Fund may purchase and sell U.S. dollar interest rate futures contracts on U.S. Treasury bills, notes and bonds and non-U.S. dollar interest rate futures contracts on foreign bonds for the purpose of hedging fixed income and interest sensitive securities against the adverse effects of anticipated movements in interest rates.

Each Fund may purchase futures contracts in anticipation of a decline in interest rates when it is not fully invested in a particular market in which it intends to make investments to gain market exposure that may in part or entirely offset an increase in the cost of securities it intends to purchase. No Fund considers purchases of futures contracts to be a speculative practice under these circumstances. In a substantial majority of these transactions, a Fund will purchase securities upon termination of the futures contract.

Each Fund may sell U.S. dollar and non-U.S. dollar interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the fixed income securities held by a Fund will fall, thus reducing the net asset value to the holder. This interest rate risk can be reduced without employing futures as a hedge by selling long-term fixed income securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs to a Fund in the form of dealer spreads and brokerage commissions.

The sale of U.S. dollar and non-U.S. dollar interest rate futures contracts provides an alternative means of hedging against rising interest rates. As rates increase, the value of a Fund’s short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund’s investments that are being hedged. While a Fund will incur commission expenses in entering and closing out futures positions (which is done by taking an opposite position from the one originally entered into, which operates to terminate the position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

Options on Stock Index Futures Contracts and Interest Rate Futures Contracts

Each Fund may write call options and purchase call and put options on stock index and interest rate futures contracts. Each Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures. For example, a Fund may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, that the Fund intends to purchase.

Purchase and Sale of Currency Futures Contracts and Related Options

In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, a Fund may buy or sell foreign currencies or may deal in forward currency contracts. Each Fund may also invest in currency futures contracts and related options. If a fall in exchange rates for a particular currency is anticipated, a Fund may sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If it is anticipated that exchange rates will rise, a Fund may purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated currency rate changes, and all options on currency futures written by a Fund will be covered.

A currency futures contract sale creates an obligation by a Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by a Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract or let the option expire.

Each Fund will write (sell) only covered call options on currency futures. This means that a Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. Each Fund will, so long as it is obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on stock index futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, cash equivalents or liquid securities in a segregated account with its custodian. If, at the close of business on any day, the market value of the call purchased by a Fund falls below 100% of the market value of the call written by the Fund, the Fund will so segregate an amount of cash, cash equivalents or other liquid securities equal in value to the difference. Alternatively, a Fund may cover the call option through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

If other methods of providing appropriate cover are developed, each Fund reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements.

In connection with transactions in stock index options, stock index futures, interest rate futures, foreign currency futures and related options on such futures, a Fund will be required to deposit as “initial margin” an amount of cash and liquid securities generally equal to from 5% to 10% of the contract amount. Thereafter, subsequent payments (referred to as “variation margin”) are made to and from the broker to reflect changes in the value of the futures contract.

Options on Foreign Currencies

Each Fund may write call options and purchase call and put options on foreign currencies to enhance investment performance and for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized as described above. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, a

Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Also, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Each Fund intends to write only covered call options on foreign currencies. A call option written on a foreign currency by a Fund is “covered” if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian, which acts as the Fund’s custodian, or by a designated sub-custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian or with a designated sub-custodian.

Forward Foreign Currency Exchange Contracts

Each Fund may purchase or sell forward foreign currency exchange contracts (“forward contracts”) to attempt to minimize the risk to the Fund from variations in foreign exchange rates. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, which is individually negotiated. Forward contracts may be standardized and exchange-traded, or customized, individually negotiated and privately traded by currency traders and their customers. Forward contracts may be standardized and exchange-traded, or customized, individually negotiated and privately traded by currency traders and their customers. Forward contracts may also be non-deliverable, which means that the contract specifies a cash payment upon maturity, rather than delivery of the underlying asset. Non-deliverable forward contracts are generally short-term contracts on foreign currencies. Profits or losses on non-deliverable forward contracts are calculated by taking the difference between the agreed upon exchange rate for a foreign currency and the spot rate for the currency at the time of settlement, applied to an agreed upon notional amount of funds established at the outset of the transaction.

A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of the security (“transaction hedge”). Additionally, for example, when a Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (“position hedge”). In this situation, the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where it believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the sector are denominated (“cross-hedge”). If a Fund enters into a position hedging transaction, cash not available for investment or liquid securities will be placed in a segregated account in an amount sufficient to cover the Fund’s net liability under such hedging transactions. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund’s commitment with respect to its position hedging transactions. As an alternative to maintaining all or part of the separate account, a Fund may purchase a call option permitting it to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting it to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices would result in lower overall performance for a Fund than if it had not entered into such contracts.

A Fund may also enter into non-deliverable forward contracts when the market for physical settlement of currency is underdeveloped, heavily regulated or highly taxed. A Fund may enter into non-deliverable forward contracts, for example, to gain or mitigate exposure to foreign currencies that are not internationally traded. Non-deliverable forwards may be thinly traded or illiquid or denominated in a currency that is not freely convertible; the market for non-deliverable forward contracts in Renminbi may be considered more speculative than markets for other currencies. Additionally, non-deliverable forwards are subject to many of the risks associated with forward contracts including foreign currency fluctuation risk and the risk that a counterparty will fail to fulfill its obligations when due. A Fund will segregate or earmark liquid assets in an amount equal to the marked to market value of the non-deliverable forward contract on a daily basis. The Fund’s use of non-deliverable forwards as part of its investment strategy or for hedging purposes may not be successful.

Generally, no Fund will enter into a forward foreign currency exchange contract with a term of greater than one year. At the maturity of the contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between entering into a forward contract for the sale of a foreign currency and the date the Fund enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency the Fund has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency the Fund has agreed to purchase exceeds the price of the currency the Fund has agreed to sell.

A Fund’s dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, no Fund is required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Adviser. It also should be realized that this method of protecting the value of a Fund’s portfolio securities against the decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

Additional Risks of Futures Contracts and Related Options, Forward Foreign Currency Exchange Contracts and Options on Foreign Currencies

The market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

In addition, futures contracts in which a Fund may invest may be subject to commodity exchange imposed limitations on fluctuations in futures contract prices during a single day. Such regulations are referred to as “daily price fluctuation limits” or “daily limits.” During a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a futures contract has increased or decreased by an amount equal to the daily limit, positions in those futures cannot be taken or liquidated unless both a buyer and seller are willing to effect trades at or within the limit. Daily limits, or regulatory intervention in the commodity markets, could prevent a Fund from promptly liquidating unfavorable positions and adversely affect operations and profitability. Moreover, there are no limitations on daily price movement in forwards contracts and banks and dealers are not required to continue to make markets in forward contracts. For example, there have been periods during which banks or dealers have refused to quote prices for foreign forward currency contracts or have quoted prices with an unusually wide spread. The imposition of credit controls by foreign governments may also limit the ability of a Fund to trade foreign forward contracts. If a bank or dealer is unable or refuses to perform with respect to the foreign forward contract, the Fund may incur losses.

Options on foreign currencies and forward foreign currency exchange contracts (“forward contracts”) are not traded on contract markets regulated by the Commodity Futures Trading Commission (“CFTC”) and are not currently regulated by the SEC or the CFTC. Rather, forward currency contracts are traded through financial institutions acting as market makers. Foreign currency options are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, which are subject to SEC regulation. Options on foreign currencies and forward contracts may also be traded in private transactions not conducted on any exchange, including outside the United States. In the forward currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

In addition, futures contracts and related options and forward contracts and options on foreign currencies may be traded on foreign exchanges, to the extent permitted by the CFTC. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (a) other complex foreign political and economic factors, (b) lesser availability than in the United States of data on which to make trading decisions, (c) delays in a Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States and the United Kingdom, (d) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (e) lesser trading volume.

Forward Commitments

Each Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) because new issues of securities are typically offered to investors, such as the Funds, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to a settlement date if the Adviser deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

Regulatory Matters

In connection with its proposed futures and options transactions, each Fund will file with the CFTC a notice of eligibility for exemption (in accordance with Rule 4.5) from the definition of (and therefore from CFTC regulation as) a “commodity pool operator” under the Commodity Exchange Act. A Fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

The staff of the SEC has taken the position that the purchase and sale of futures contracts and the writing of related options may involve senior securities for the purposes of the restrictions contained in Section 18 of the 1940 Act on investment companies issuing senior securities. However, the staff has issued letters declaring that it will not recommend enforcement action under Section 18 if an investment company:

(i)    sells futures contracts on an index of securities that correlate with its portfolio securities to offset expected declines in the value of its portfolio securities;

(ii)   writes call options on futures contracts, stock indexes or other securities, provided that such options are covered by the investment company’s holding of a corresponding long futures position, by its ownership of portfolio securities that correlate with the underlying stock index, or otherwise;

(iii)  purchases futures contracts, provided the investment company establishes a segregated account (“cash segregated account”) consisting of cash or cash equivalents in an amount equal to the total market value of such futures contracts less the initial margin deposited therefor; and

(iv)   writes put options on futures contracts, stock indices or other securities, provided that such options are covered by the investment company’s holding of a corresponding short futures position, by establishing a cash segregated account in an amount equal to the value of its obligation under the option, or otherwise.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (Dodd-Frank) requires changes to the permissible exemptions and conditions for reliance on exemptions from registration as a Commodity Pool Operator. The Funds will adopt policies and procedures as necessary to continue to comply with applicable regulations to implement their investment objectives as necessary.

Each Fund will conduct its purchases and sales of futures contracts and writing of related options transactions in accordance with the foregoing.

Repurchase Agreements

Each Fund may enter into repurchase agreements. Under a repurchase agreement, a Fund acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The resale price is in excess of the purchase price in that it reflects an agreed upon market interest rate effective for the period of time during which the Fund’s money is invested. The Fund’s risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date. When a Fund enters into a repurchase agreement, it obtains collateral having a value at least equal to the amount of the purchase price. Repurchase agreements can be considered loans as defined by the 1940 Act, collateralized by the underlying securities. The return on the collateral may be more or less than that from the repurchase agreement. The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest earned. In evaluating whether to enter into a repurchase agreement, the Adviser will carefully consider the creditworthiness of the seller. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss.

Capitalization Size

The Funds may invest in companies with a range of capitalizations, including small cap (under US $1 billion), mid cap (under US $5 billion) and large cap (US $10 billion and above). As a general rule, investing in small cap or mid cap companies may be more risky than investing in large cap companies. Small cap or mid cap companies tend to rely on more limited product lines and business activities, which make them more susceptible to setbacks or downturns, including arising from supply chain disruptions. Securities of small- or mid-cap companies may be traded less frequently than that of larger companies, which can make them illiquid. Small- or mid-cap companies may have more limited financial resources including access to credit lines and financing arrangements. Securities issued by small- or mid-cap companies may be more volatile. Large cap companies may have frequent price changes based on general economic conditions and may be adversely affected by declines among lines of business, and may be less agile in responding to market and product challenges. Investing in small cap and medium cap companies may make a Fund more risky than a fund that only invests in securities of larger capitalization companies.

Illiquid and Restricted Securities

Each Fund may invest up to 15% of its net assets in illiquid securities. The term “illiquid security” is defined as a security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security. The Funds monitor portfolio liquidity on an ongoing basis and, in the event more than 15% of a Fund’s net assets are invested in illiquid investments, the Fund will not make further investments and will reduce its holdings of illiquid investments in an orderly fashion in order to maintain adequate liquidity. The Funds have adopted a liquidity risk management program and procedures to categorize each Fund’s investments, identify illiquid securities and ensure that each Fund maintains adequate liquidity.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered for sale to the public, securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemptions within seven days. A fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

Although securities that may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended, are technically considered “restricted securities,” a Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above, provided that a determination is made that such securities have a readily available trading market. The Adviser will determine the liquidity of Rule 144A securities under the supervision of the Board. The Adviser monitors the liquidity of Rule 144A securities and if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

In reaching a liquidity decision, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

Infectious Disease Risk

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.

For example, an outbreak of COVID-19, a highly contagious illness, commenced in 2019 and spread globally. Although vaccines were developed and deployed, these measures were not uniformly implemented. The outbreak resulted in travel restrictions, including limitations on border crossings, health screenings at points of entry, quarantines, business closures and operating restrictions, supply chain interruptions, layoffs, school closures, disruption of and stress in healthcare delivery, and defaults, resulting in reduced consumer demand for goods and services, disruptions to financial markets and other significant economic impacts. While many countries have lifted some or all restrictions related to the coronavirus (COVID-19) and the United States ended the public health emergency and national emergency declarations relating to the coronavirus (COVID-19) pandemic on May 11, 2023, the continued impact of coronavirus (COVID-19) and related variants is uncertain. Further, some local financial markets have been or may be subject to closures due to outbreaks, and these closures can be unannounced and of indeterminate length. If a market in which a Fund’s investments trades implements a trading suspension, the Fund’s ability to buy or sell securities in that market will be adversely impacted.

Other infectious illness outbreaks that may arise in the future could have similar or other unforeseen effects. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in unpredictable ways. A health crisis may exacerbate other pre-existing political, social and economic risks.

Market disruptions can adversely impact a Fund and its investments. Historically, governmental and quasi-governmental authorities and regulators have responded to major economic disruptions including infection disease outbreaks with a variety of fiscal and monetary policy changes, including stimulus measures such as direct capital infusions into companies, monetary policy changes, and interest rate adjustments. Capital re-direction to manage consequences of the outbreak may adversely affect governmental, quasi-governmental and corporate balance sheets. Any unexpected change in these policies, or their ineffectiveness, is likely to increase market volatility, which could adversely affect the Fund’s investments. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Concentration Risk

The Real Assets Income ETF will concentrate its investments (that is, invest more than 25% of its total assets) in REITs and Infrastructure companies. This concentration may present more risks than would be the case with funds that invest more broadly in numerous industries and sectors of the economy. A downturn in real estate and infrastructure companies would have a larger impact on the Fund than on a fund that does not concentrate in these sectors.

Capital Controls and Sanctions Risks

Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government interventions (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies, companies economically tied to foreign countries and related securities and interests (including depositary receipts)) and the imposition of capital controls and/or sanctions, which could include retaliatory actions by one government against another government, seizure of assets, prohibitions on transfers of currency, securities or other assets, import and export restrictions and restrictions on or prohibitions from accessing capital markets (including funding markets) or banking systems. Capital controls and/or sanctions could adversely impact the ability of a Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of Fund investments, adversely affect the trading market and price for Fund shares, or cause a Fund to decline in value.

Ukraine Sanctions. In 2022, in response to Russia’s invasion of Ukraine and other events (primarily cybersecurity related events), economic sanctions were imposed on Russia and individuals, companies and industries economically tied to Russia, by a number of governments, including the United States, EU, and other Western countries. These sanctions are intended to reduce Russia’s ability to continue its invasion of Ukraine and negatively affect the overall Russian economy. The sanctions were imposed by countries unilaterally but countries imposing sanctions have worked a coordinated fashion to target Russian companies, Russian individuals and the Russian financial, energy and defense sectors, resulting in capital flight, a loss of confidence in Russian securities and debt and in securities of companies economically tied to Russia, and retaliatory bans by Russia that impact non-Russian companies and non-domestic holders of securities listed on Russia’s primary stock exchanges. The impacts of these global coordinated sanctions may have spillover effects in other markets, including in markets listing depositary receipts for companies economically tied to Russia or Russian companies, and may cause other non-sanctioning countries to increase global economic engagement with Russia.

In addition, since Russia’s invasion of Ukraine, many developed market countries have implemented programs to support Ukraine militarily and economically, and to support markets adversely affected by the invasion, especially with respect to commodities. In addition, Russia has created or enhanced political and economic alignments with several countries to support its economy, including China. The impacts of these programs cannot be determined with any certainty.

Interest Rate Fluctuations

Generally, the value of fixed income securities will change as interest rates fluctuate. During periods of falling interest rates, the values of outstanding long-term debt obligations generally rise. Conversely, during periods of rising interest rates, the value of such securities generally declines. The magnitude of these fluctuations generally will be greater for securities with longer maturities. Changes in global markets and economies, interest rate environments, regulatory interventions and negative interest rate environments can also significantly affect interest rate fluctuations, including in ways that are not always predictable. Although the Funds generally do not hold fixed income securities, dividend stocks may be sensitive to interest rate fluctuations.

Small- and Mid-Cap Issuers

Investors should be aware that investments in small- or mid-cap issuers carry more risk than investments in issuers with market capitalizations greater than $1 billion or $5 billion, respectively. Generally, small- or mid-cap companies rely on limited product lines, financial resources, and business activities that make them more susceptible to setbacks or downturns. In addition, the stock of such companies may be more thinly traded. Accordingly, the performance of small- or mid-cap issuers may be more volatile. Small- and mid-cap issuers may be organized, located or may operate in foreign or emerging market countries or derive a significant portion of their revenues from such countries. In addition, the securities of such issuers may be traded principally on an exchange located in a foreign or emerging market country. The risks of investing in foreign and emerging markets securities are discussed below.

Foreign Securities

Investors should recognize that investing in securities of companies in foreign countries (including emerging market countries) involves certain special considerations and risk factors that are not typically associated with investing in securities of U.S. companies and these risks apply to direct investment in securities issued in foreign countries or traded on foreign securities markets, and to Depositary Receipts of such companies issued in the US or globally. The following disclosure augments the information provided in the prospectus.

Economic and Political Risks

The economies of foreign countries may differ unfavorably from the United States economy in such respects as, but not limited to, growth of domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Further, economies of foreign countries generally may be heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by the economic conditions of the countries in which they trade, as well as trade barriers, tariffs, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by such countries. U.S. interactions with foreign countries may change, and trade negotiations, trade agreements and tariffs, or announcements about trade negotiations, trade agreements or of tariffs, may adversely impact the value of securities issued by companies located in countries outside the United States.

Many emerging and developing countries have different social, political, and economic stability characteristic as compared to the United States, which can result in political and economic instabilities that may be expressed in the form of (1) high interest rates; (2) high levels of inflation, including hyperinflation; (3) high levels of unemployment; and (4) changes in government economic policies or tax policies, sometimes without notice. Changes in government policies in emerging and developed countries may rapidly affect inflation rates.

With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulations, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the Fund’s investments in those countries. In addition, internal laws and regulations concerning contracts or property may be undeveloped compared to other legal systems, and it may be more difficult to obtain a judgment in a court outside the United States or enforce a foreign judgment (in U.S. or foreign courts).

Securities Market Risks

In general, trading volume on foreign stock exchanges is substantially less than that on the New York Stock Exchange (the “NYSE”). Further, securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Securities without a readily available market will be treated as illiquid securities for purposes of a Fund’s limitations on such purchases. Similarly, volume and liquidity in most foreign bond markets can be substantially less than in the United States, and consequently, volatility of price can be greater than in the United States. Fixed commissions on foreign markets are generally higher than negotiated commissions on United States exchanges; however, each Fund will endeavor to achieve the most favorable net results on its portfolio transactions and may be able to purchase the securities in which the Fund may invest on other stock exchanges where commissions are negotiable.

Specific Foreign Country Risks

Investing in companies located in any country subjects a Fund to economic, political, regulatory and social risks specific to that country, including instability. Countries in Europe may be more sensitive to secessionist, independent or nationalist political movements, which could adversely affect their economies and trade relationships. Each Fund may invest globally, but it may not be invested in every country mentioned below at all times.

EU Risk. The Funds may invest in companies within the European Union, including France, Germany, Italy, and the Netherlands, and other countries as well. Political, social and economic conditions in Europe could affect the value of companies in that region. European financial markets may experience volatility due to concerns about levels of government debt, credit events (which may relate to the entire European Union or specific countries), concerns over unemployment and migration, the impact of Brexit and future of the euro as a common currency, possible restructuring of government debt for some EU members, as well as implementation of fiscal and monetary policies in the European Union. Concerns about economic downturns or changes in government debt levels can result in volatility and deteriorating market confidence, which could adversely affect issuers in any EU member country. Companies within the EU are likely to be more sensitive to events concerning Brexit. If additional members decide to exit the European Union or stop using the Euro as a currency, the Fund’s investments in companies in the countries within the European Union could be adversely affected.

Specific Country Risk. The following risk factors are listed alphabetically:

Risks of Investing in Australia. Investments in Australian issuers are subject to currency and security risks specific to Australia. Australian is heavily dependent on exports from the energy, agricultural and mining sectors. The Australian economy is more sensitive to fluctuations in the commodities markets. Australia is also dependent on trading with key trading partners.

Risks of Investing in Belgium. Although Belgium has few natural resources and imports substantial amounts of raw materials, it has an established industrial sector, which is responsible for exporting large volume of finished goods to other European countries. Belgium relies heavily on trade with key trading partners. The Belgian economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis. Certain banks required government support, while a few other banks were nationalized to avoid potential insolvency. Belgium’s economy is closely connected to other EU countries, which are its main trading partners.

Risks of Investing in Canada. Canada’s economy depends significantly on key trading relationships, including with the United States and China, and changes in the economies of the US or the China region could affect Canada’s economy because they are key foreign investors and trading partners. Canada is a major producer of agricultural products and commodities, such as forest products, metals, and energy including oil, gas and hydroelectricity. Changes in demand for these resources, domestically or globally, can impact Canada’s economy. The Canadian economy is sensitive to fluctuations in commodity markets, including those in the energy sector, natural resources and agricultural products, and negative changes in commodities’ markets, whether due to changes in demand, market events, regulatory changes or other factors, could adversely impact the Fund’s holdings of securities of Canadian issuers.

Risks of Investing in Denmark. Denmark’s economy is closed compared to other countries and has periods of slow growth and higher than usual interest rates. Denmark has an aging population which could contribute to labor supply shortages. In addition, Denmark has a higher tax burden than comparable countries. Denmark’s workforce is considered highly skilled and Denmark is considered to have effective and efficient public finances, and a healthy business environment. Changes in public finance burdens, taxes or economic outputs could adversely affect a Fund’s investments in securities economically tied to Denmark.

Risks of Investing in France. A Fund’s investments in French issuers are subject to legal, currency and security risks specific to France. Brexit is expected to reduce demand for exports from France, which may cause the French economy to experience fluctuations reflecting concerns for an impending economic downturn, reduced demand for French exports, higher unemployment and increasing government debt. France’s economy depends on agricultural exports. France has experienced several incidents of terrorism, resulting in increased and different security demands. These attacks may adversely affect France’s tourism sector.

Risks of Investing in Germany. A Fund’s investments in German issuers may subject the Fund to legal, currency, and security risks specific to Germany. Recently, new concerns have emerged in relation to the economic health of the EU, which have led to downward pressure on the earnings of certain financial institutions, including German financial services companies. Germany has an export dependent economy and therefore relies heavily on trade with key trading partners, including the Netherlands, China, the U.S., the U.K., France, Italy and other European countries. Germany is dependent on the economies of these other countries, and any change in the price or demand for German exports may have an adverse impact on its economy.

Risks of Investing in Ireland. A Fund’s investment in issuers in Ireland may subject the Fund to legal, regulatory, political, currency, security and economic risks specific to Ireland. Ireland’s economy depends significantly on key trading relationships, including with the US, the UK and countries in the EU. In recent years, Ireland’s economy has experienced volatility due to global financial events, as well as concerns related to Brexit, potential economic downturns, and rising government debt service obligations. Ireland may also be more sensitive to internal political events in neighboring countries, including the UK and Scotland.

Risks of Investing in Italy. A Fund’s investments in Italian issuers subjects the Fund to legal and currency risks specific to Italy. Among other things, Italy’s economy has been characterized by slow growth over the past few decades due to factors such as a high tax rate, rigid labor market and a generous pension system. Recently, the Italian government has experienced significant budget deficits and a high amount of public debt, causing credit agencies to lower Italy’s sovereign debt rating. The Italian economy is also heavily dependent on trade with other European countries.

Risks of Investing in the Netherlands. Investments in Dutch issuers may subject a Fund to legal, regulatory, political, currency, security and economic risk specific to the Netherlands and the countries that use the euro. In addition, because the economy of the Netherlands is export driven, the Netherlands relies heavily on its key trading partners.

Risks of Investing in Norway. Investments in Norwegian issuers are subject to legal, currency and security risks specific to Norway. Norway’s economy is heavily dependent on natural resources and trade with other Nordic countries and with member countries of the European Union, and is sensitive to changes in demand for and pricing of oil and gas, which are Norway’s primary exports. Norway’s currency, the Krone, is also subject to volatile price movements tied to changes in global energy prices. Norway has historically maintained generous social welfare programs for its citizens. Norway’s economy is also influenced by its internal labor costs which have reduced its competitiveness as compared to its geographic neighbors. Changes in EU trade, exchange rates, or a global recession or fears of recession could adversely impact securities of Norwegian issuers. Companies listed for trading in Norway may be more sensitive than other companies to the risks associated with Brexit.

Risks of Investing in Spain. Spain’s economy has been characterized by slower growth due to factors such as variable levels of unemployment, housing and construction declines, as well as long term effects due to various financial and credit crisis events. In recent years, Spain has imposed increased limitations on foreign direct investment and additional disclosure requirements related to environmental factors.

Risks of Investing in Sweden. Investments in Swedish issuers are subject to legal, currency and security risks specific to Sweden. Sweden has a highly developed social welfare system and a high percentage of Sweden’s labor force participates in union membership. As a result, Sweden’s economy could be adversely impacted by increased government spending, higher production costs and lower productivity, among other things.

Risks of Investing in the United Kingdom. Investments in UK issuers are subject to currency and security risks specific to the UK. The UK is one of the largest economies in Europe, and the United States and other European countries are substantial trading partners. As a result, the economy of the UK may be impacted by changes to the economic condition of the United States and other European countries. The government of the UK continues to exercise control over sectors of the economy, which could adversely impact economic growth. The UK includes Northern Ireland, which has an economy that is subject to special risks of economic, political and social instability. The UK is subject to special risks concerning Brexit, the withdrawal of the UK from the European Union, which occurred in 2020. Although some elements of trading relationships between the UK and EU countries and the EU were finalized in the Trade and Cooperation Agreement of 2021, that agreement did not resolve all matters, especially with respect to financial companies. There remains general uncertainty about other relationships, regulations, impacts on specific industries and enforcement effects. Brexit could impact the value of UK currency, general economic conditions, interest rates and exchange rates and/or create general economic, political, or regulatory uncertainty, within the EU and globally. This uncertainty could impact investments due to trade barriers or restrictions, changes in data protection or privacy regulation, patent or trademark protections, and the potential that companies may be unable to perform commercial contracts as originally intended. The economy of the UK and companies in the UK could be adversely affected by changes in trading and other relationships due to Brexit.

Risks of Investing in Asia

Bangladesh Risks. Bangladesh suffers from a comparatively weak economy due to weak infrastructure, extensive bureaucracy, corruption, lack of transparency in government operations and slowness in their judicial system. Among other things, Bangladesh’s economy is highly dependent on trade, especially in the textile sector. Bangladesh is also vulnerable to natural disasters that have repeatedly resulted in substantial losses to infrastructure, which adversely affects income and capital development.

Hong Kong Risks. Hong Kong is one of the most significant global financial centers. Since 1997, when Great Britain transferred control of Hong Kong to the Chinese mainland government, Hong Kong has been a special administrative district of China but is governed by a regulatory scheme called the “Basic Law” designed to preserve autonomy in most matters (excluding defense and foreign affairs) until 2047. Although China contractually committed that it would not alter Hong Kong’s autonomy before 2047, Hong Kong is undergoing a period of political and social unrest, exacerbated by the adoption of a new national security law in June 2020. The law affects the political and legal, but not the economic, structure in Hong Kong, and could undermine business and investor confidence in Hong Kong which could have an adverse effect on the Fund’s investments. Policy changes in China are expected to continue to impact Hong Kong, although it not clear if those impacts will affect Hong Kong’s status as a business and financial center. In response to the national security law, several countries have indicated they would adjust their relationship with Hong Kong and its citizens, which may affect financial, regulatory and privacy matters. The United States has implemented policy changes to remove Hong Kong’s designation of special status, which affects primarily visa and import/export rules (including tariffs). China continues to assert control over activities in Hong Kong in a manner that affects political, economic and legal freedoms for individuals and companies in Hong Kong. If China asserts control over Hong Kong more aggressively, including over business and legal structures, a Fund’s investments in companies economically tied to Hong Kong could be adversely affected.

India Risks. Although India is the 5th largest economy in the world, it is an emerging market country that is developing an open-market economy, and remains periodically more volatile than developed markets. Although India commenced a program of economic liberalization in the early 1990s, which included policies of deregulation, investors in India still face political and legal uncertainties, relatively greater government control over internal economic activity, currency volatility, and the risk of nationalization or expropriation of assets. India has an extensive bureaucracy which makes it difficult to implement economic and legislative changes, and some changes are announced and not implemented, or announced and reversed. In some areas of investment, India still imposes limits on foreign ownership of securities issued by Indian companies, and these limitations can be broadly imposed across all market participants and may apply at different levels in specific industries, which means a Fund may be unable to purchase or sell a position in a particular issuer at market prices. India’s accounting, auditing and financial reporting standards are relatively unsophisticated as compared US standards. In some cases, before a Fund can invest directly in securities of an Indian company traded on an Indian exchange, approvals must be obtained from a range of Indian authorities including the Securities and Exchange Board of India (“SEBI”), the Reserve Bank of India (“RBI”, the central government and the tax authorities (if tax benefits related to the investment will be used by the investor). India has complicated relationships with neighboring countries including Pakistan, Bangladesh, China and Sri Lanka, based on economic and non-economic factors. India has experienced acts of terrorism and threats of terrorism, which stem from a variety of religious disputes, territorial disputes, and long-standing cultural differences or disputes, and industry-specific concerns relating to defense, security and energy policies. India continues to exercise significant control over economic and government activity.

Indonesia Risks. Indonesia’s political institutions are relatively young and can face internal political challenges. Indonesia’s economy depends heavily on trading relationships with key trading partners, including China, Japan, Singapore and the United States, and tourism. Indonesia has in the past faced politically motivated unrest, including from internal actors, within several of its provinces, and this unrest negatively impacts Indonesia’s domestic economy and stock markets. Indonesia has suffered from acts of terrorism, aimed primarily at foreigners, which negatively affects its tourism sector. Indonesia suffers from domestic economic development problems, such as high unemployment, unequal distribution of resources, infrastructure issues, a reputation for corruption in dealing with both domestic and foreign companies, and a potentially unreliable banking sector. These factors may contribute to a discouraging environment for foreign direct investment in companies in Indonesia, which could adversely impact companies issuing securities in Indonesia.

Japan Risks. In recent years, Japan’s economy has grown slower as compared to other Asian nations and its economic growth rate has been low, including due to natural disasters. Historically, Japan’s economy has been adversely affected by governmental interventions and economic protectionism, changes in its labor markets and fluctuations in its financial services sector and other distressed business sectors. Japan is a small island state with limited access to natural resources and relies on imports for its commodity and materials inputs. Fluctuations or shortages in the commodities markets may adversely impact Japan’s economy and Japanese companies. Japan’s economy may be adversely affected by trade limitations, tariffs, competition from other Asian markets, commodities prices and debt burdens. Japanese companies may be more sensitive to commodity prices, energy prices, and changes in Japan’s labor market as well as export limitations and tariffs.

Malaysia Risks. Malaysia’s economy relies upon trade relationships with key trading partners including the US, China, Japan and Singapore, and is heavily dependent on energy exports. Changes in demand for Malaysian products from these countries would adversely impact Malaysia’s economy. Although Malaysia’s government supports a growth agenda and has relaxed some investment controls, Malaysia imposes currency controls and limitations on foreign investors ownership of shares of Malaysian companies, and in the past, this has included exit levies. Malaysia has experienced periodic political instability which can adversely impact Malaysia’s economy. Changes in trade regulations or currency exchange rates with major trading partners could adversely impact Malaysia’s economy.

New Zealand Risks. New Zealand is generally considered to be a developed market, and investments in New Zealand generally do not have risks associated with them that are present with investments in developing or emerging markets. As an island nation, which is somewhat geographically isolated, New Zealand’s economy generally is tied to commodity exports, principally in agriculture, horticulture, fishing and forestry. Historically, New Zealand has been vulnerable to global slowdowns. New Zealand’s domestic economy is limited and can suffer from skilled labor deficiencies, which are only partially offset due to restrictive immigration policies.

Pakistan Risks. Pakistan is an emerging market economy that depends on exports to key trading partners including the US. Currently, Pakistan’s economy is affected by high interest rates, economic volatility, inflation, currency devaluations, high unemployment, public debt and public spending. Companies in Pakistan are subject to the risks of nationalization, expropriation or confiscatory taxation, security market restrictions, political changes, government regulation or diplomatic developments (including war or terrorist attacks), any of which could affect adversely the value of investments in issuers in Pakistan. Relatively recent economic growth in Pakistan was based on high levels of foreign aid, which may not continue. Government programs to privatize some industries and attract foreign investment were halted and could be reversed. Administrative changes designed to improve certainty for property owners and investors, including an evolving judicial system, have not been well-received. Pakistan has been involved in conflict with India over the disputed Kashmir region for many years and more recently, ethnic, religious and cultural differences have led to terrorism in this area, and in other parts of Pakistan. The ongoing dispute with India could adversely impact Pakistan’s economy if there is a war, or even the threat of war. Both Pakistan and India are nuclear powers. Pakistan also shares borders with Iran and Afghanistan.

Philippines Risks. Philippines is an emerging markets economy that depends on relationships with key trading partners including China, Japan and the US, as well as business process outsourcing and technology exports. Reduced demand from these partners would adversely affect the Philippines’ economy. The Philippines internal economy is challenged by challenged by debt and historic disfavored public enterprises, which are being modified. The Philippines also faces political risks based on location, and internal risks based on corruption.

Singapore Risks. Singapore is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Singapore has historically been prone to natural disasters such as flooding and is economically sensitive to environmental events. Any fluctuations or shortages in the commodity markets could have a negative impact on the Singaporean economy. Given its size and position, Singapore is also sensitive to the socio-political and economic developments of its neighbors, Indonesia and Malaysia, relying on both as markets for Singapore’s service industry and on Malaysia for its raw water supply.

Singapore’s key trading partners are the U.S., Indonesia, Malaysia and China. Reduction in spending, changes in trade regulations, tariffs or threats of tariffs on Singaporean products and services or negative changes in any of these economies could adversely impact Singapore’s economy. Changes in financial factors in Asian economies generally, such as debt or credit levels, currency devaluations and restrictions, changes in labor force usage or rising unemployment, high inflation, decreased exports and economic recessions could also adversely impact Singapore’s economy. Economic events in any one country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia and any adverse event in the Asian or U.S. markets could have a significant adverse effect on the Singaporean economy.

South Korea Risks. South Korea’s economy is sensitive to changes in international trade, and could be adversely affected if there is a downturn in export markets globally. Substantial political tensions exist between North Korea and South Korea. South Korea’s economy and South Korean companies would be adversely affected by increases in tension between North Korea and South Korea, or an outbreak of hostilities, or the threat of an outbreak.

Sri Lanka Risks. After a period of internal unrest that ended in 2009, Sri Lanka relies on grants and international aid to supplement its textile exports and shipping industry. Changes in the global appetite and political sentiment could adversely affect Sri Lanka’s economy if appetites for continued support decline. Sri Lanka also depends on exports to China and countries in Europe. Sri Lanka’s natural resources and proximity to China support its agricultural industry, including shipping agricultural products from neighboring countries into the European Union. Sri Lanka faces potential internal instability due to ethnic conflict, as well as income inequality, inflation and public debt burdens.

Taiwan Risks. Taiwan is a small island state with limited raw material resources and relies on imports for its commodity and materials inputs, including imports from China. Fluctuations or shortages in the commodities markets may adversely impact Taiwan’s economy and Taiwan companies. Taiwan’s economy may be more sensitive to the economies of other Asian nations and to frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation, as well as credit risks. Taiwan’s economy is sensitive to changes in the economies of Japan, China, and the U.S. China has long considered Taiwan to be a part of China, under its “one China” approach, and has long maintained that Taiwan should be reunited with China. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China, primarily over Taiwan’s sovereignty, have resulted in ongoing tensions with China, including the risks of military and economic disturbances. China’s position toward Taiwan has become more aggressive in recent years, with military exercises and in some cases, activities that interfered with access to Taiwan’s ports. Tensions between China and Taiwan, which may be political, economic or military, may materially affect the Taiwanese economy and securities of Taiwan issuers. China’s policies may also impact investments in companies economically tied to Taiwan, as part of China’s “one country, two systems” policies.

Thailand Risks. Thailand has undergone several political changes since 2006, including a military coup in 2014. Thailand has a skilled workforce and its economy relies on agriculture as well as industry, services and tourism, it is also subject to political and military divisions with some predominantly Muslim regions. Thailand’s new political structure is untested. After 2006, limitations were placed on foreign investments; while these investment controls have been removed and Thailand has adopted policies that incentivize foreign investment, especially in innovation sectors, investment controls could return. Thailand has reformed its legal and administrative processes and strengthened its system of corporate governance and land registry. Other countries located in geographical proximity to Thailand have improved their business processes and economic outlook, increasing regional competition for foreign investment. Further political changes could adversely affect Thai issuers.

Vietnam Risks. Vietnam’s economy depends on trading relationships with certain key trading partners, including the US, China and Japan, and would be adversely affected if demand from those countries declines. Although Vietnam nationalized state enterprises, the government retained a stake and continues to exert control over core industries including banking. Investors in Vietnam also face risks of expropriation, nationalization, confiscatory taxation, government interventions in trade and limitations on ownership of securities by foreign investors, as well as social instability stemming from religious, ethnic and/or socioeconomic differences. Vietnam’s stock market has relatively low levels of liquidity which can contribute to volatility. Vietnam controls foreign purchases of Vietnam issuers by designating a single broker for transactions, which could elevate transaction costs, result in lower quality executions and expose investors to counterparty risk. Securities transactions in Vietnam must be fully funded before settlement. Vietnam is also subject to the risk of natural disasters such as tsunamis.

Risks of Investing in China

The Funds invest in companies economically tied to China. Although China is the second largest economy globally, it is still considered an emerging market country, and its securities systems for issuance, trading, regulation and taxation continue to evolve as its internal economy changes. China’s policies may also impact investments in companies economically tied to Hong Kong and Taiwan, as part of China’s “one country, two systems” policies. The risks associated with investment in companies economically tied to China can also apply to Hong Kong and Taiwan, and “China region” below refers to China, Hong Kong and Taiwan.

The Chinese economy previously operated as a Socialist economic system, relying heavily upon government planning from 1949, the year in which the Communists seized power, to 1978, the year Deng Xiaoping instituted his first economic reforms.

Economic reforms in China are transforming its economy into a market system that has stimulated significant economic growth. Farm reform led to the doubling of China’s farmers’ incomes over the 1980s. The next stage of reform gave rise to small scale entrepreneurs and stimulated light and medium industry. In addition, a cheap and abundant supply of labor has attracted foreign investment in China. Six special economic zones were set up by the central government providing tax advantages to foreign investors and many more followed at a provincial government level. Further, the Shenzhen and Shanghai Stock Exchanges opened in 1990. Class “A” and Class “B” shares are traded on both exchanges. While only resident Chinese can purchase Class “A” shares, foreign investors (such as the Funds) can purchase Class “B” shares. Foreign investors may also invest in eligible Chinese companies through mutual market access programs developed by the Shanghai Stock Exchange (“SSE”) through the Shanghai — Hong Kong Stock Connect program and the Shenzhen Stock Exchange through the Shenzhen — Hong Kong Stock Connect program (“Stock Connect Programs”). These Stock Connect Programs permit acquisition of China A Shares without imposing individual investment quotas or licensing requirements, lock-up periods or restrictions on the repatriation of principal and profits. However, these Stock Connect Programs also impose trading and settlement restrictions that could adversely impact a Fund’s ability to manage its investments on a timely basis. The Adviser may participate in trading China A Shares through the Stock Connect Programs.

In 1984, China and Britain signed the Joint Declaration, which allowed for the termination of British rule in Hong Kong on June 30, 1997, but which maintains the previously existing capitalist economic and social system of Hong Kong for 50 years beyond that date. Hong Kong and China are interdependent in terms of tourism, financial services and investment, however, and Guinness Atkinson™ believes that China is unlikely to damage the Hong Kong economy and destroy the value of their investments. Hong Kong’s stock market remains one of the largest in the world and is highly liquid and extensively regulated. Hong Kong remains the leading offshore center for trading in the Chinese currency, the Renminbi. Further, China has implemented mutual market access programs called Stock Connect Programs to facilitate foreign investment in China A Shares, and has continued to support the Renminbi bond market.

The Funds invest in companies economically tied to China. Although China is the second largest economy globally, it is still considered an emerging market country, and its securities systems for issuance, trading, regulation and taxation continue to evolve as its internal economy changes. China’s policies may also impact investments in companies economically tied to Hong Kong and Taiwan, as part of China’s “one country, two systems” policies. The risks associated with investment in companies economically tied to China can also apply to Hong Kong and Taiwan, and “China region” below refers to China, Hong Kong and Taiwan.

Notwithstanding the beliefs of Guinness Atkinson™, investors should realize that there are significant risks to investing in the China region, including Hong Kong and Taiwan. These risks include:

(1)    that political instability may arise as a result of indecisive leadership or changes in leadership, including in response to political changes outside China;

(2)    that hard line Marxist Leninists might regain the political initiative;

(3)    that social tensions caused by widely differing levels of economic prosperity within Chinese society might create unrest, as they did in the tragic events of 1989, culminating in the Tiananmen Square incident;

(4)    that the threat of armed conflict exists over the unresolved situation concerning Taiwan;

(5)    that because of China’s totalitarian government, property could be nationalized, expropriated or confiscated;

(6)    that due to the relatively undeveloped commercial and corporate legal systems, companies cannot obtain legal redress or collect judgments;

(7)    that the government of China will discontinue or alter economic reforms adopted in recent years; and

(8)    inflation, currency fluctuation, interest rate or inflation rate fluctuation risks that are specific to China.

Investors should further realize that the central government of China is communist and, while a liberal attitude towards foreign investment and capitalism prevails at present, a return to hard line communism and a reaction against capitalism and the introduction of restrictions on foreign investment is a possibility. Changes in policy could increase risks of nationalization, expropriation or confiscation of property. There can be no assurance that the Chinese government will continue to pursue its economic reform policies or, if it does, that those policies will be successful. Economic reform policies can be secondary to political issues, resulting in a variety of governmental controls and regulations that could adversely affect foreign investors. The issue of “B” shares and “H” shares by Chinese companies and the ability to obtain a “back-door listing” through “Red Chips” is still regarded by the Chinese authorities as an experiment in economic reform. “Back door listing” is a means by which Mainland Chinese Companies acquire and invest in Hong Kong Stock Exchange listed companies (“Red Chips”) to obtain quick access to international listing and international capital. The reformist elements that now dominate Chinese policies remain ideologically communist and political factors may, at any time, outweigh economic policies and the encouragement of foreign investment. The Funds will be highly sensitive to any significant change in political, social or economic policy in the China region, which could affect interest, inflation and currency rates, and fluctuation in these rates. Such sensitivity may, for the reasons specified above, adversely affect the capital growth and thus the performance of the Funds. Guinness Atkinson™, however, believes that the process of reform has now gone too far to be easily reversed.

Reunification of China and Taiwan remains an open issue, as China continues to claim sovereignty over Taiwan, and these claims have become more aggressive in recent years, including with activities that threaten access to Taiwan’s ports. Changes in political or economic relationships between China and Taiwan could adversely affect issuers of Chinese or Taiwan securities in which the Funds invest. The Funds may be more sensitive to changes in the political relationship between China and Taiwan as compared to Funds that do not invest in Taiwan securities.

China, in common with many other emerging markets, exercises significant control through industrial policies (including allocation of resources, relaxation or imposition of regulations and allocation of resources), monetary policy, currency exchange rate management and management of payments of foreign currency-denominated obligations. Changes in these policies could adversely affect companies in which the Funds invest.

China exercises significant control over its currency. The Funds’ investments could be adversely affected by rapid changes in exchange rate management mechanisms, which could alter investor appetite for RMB denominated investments and currency investments.

China’s government’s role in economic policy and investing in the China region (China, Hong Kong and Taiwan) involves potential risks of expropriation, nationalization, confiscation of assets or property, or the imposition of restrictions on transactions of foreign investors. China may also limit information flows to foreign investors. Issuers of securities in China, and some issuers of securities listed on exchanges outside of China, may not be subject to the same degree of regulation as US issuers with respect to corporate governance and financial reporting. Requirements concerning insider trading, tender offers, proxies, accounting standards and auditors (including auditor oversight) differ from US standards. With respect to companies listed on exchanges outside of China, China’s government does not permit inspections of audit work papers of Chinese companies or companies listed in Hong Kong. As a result, audits of these companies are not subject to inspection by the US Public Company Accounting Oversight Board (“PCAOB”) and these audits may be less reliable than audits of companies subject to inspection.

Chinese companies listed on exchanges outside of China may also be subject to restrictions imposed by exchanges or sovereigns outside China. In November 2020, the US issued an executive order prohibiting transactions in listed securities of a set of Chinese issuers that were deemed significantly connected to China’s military complex. The initial order has since been expanded, further restricting US investors from investing in specific companies in the military or surveillance sectors. Typically, when issuers are identified in such orders, US investors have a small window of time in which to disinvest.

In December 2020, the US enacted the Holding Foreign Companies Accountable Act (“HFCAA”), which requires foreign issuers with securities listed on US exchanges to be de-listed from US exchanges if those companies file audited financial statements but do not permit inspection or oversight by a US audit oversight authority (such as the PCAOB) of the auditing of their financial information. Currently, listed foreign issuers are required to disclose whether they are owned or controlled by foreign government entities or officials, and whether foreign government entities or officials can exercise influence or control over the financial audit process, or prohibit the PCAOB-inspection of an audit of a foreign firm conducted by a PCAOB member or its affiliate. Regulations implementing the HFCAA were finalized in 2021 and are current coming into compliance. Under those regulations, a foreign company could not list shares on a U.S. stock exchange if the company does not permit oversight of the company’s audit by the PCAOB for three consecutive years. The U.S. Congress is considering additional legislation that would impose more stringent requirements relating to PCAOB oversight. In 2022, Chinese regulators entered into an agreement with the PCAOB to provide required access to materials necessary to comply with the HFCAA. The full impact of the HFCAA cannot be predicted.

China Variable Interest Entities (VIEs). Some Funds may invest in companies economically tied to China by investing in “Variable Interest Entities”, commonly referred to as VIEs. VIEs are a corporate legal and governance structure used by operating companies in China. In some sectors of China’s economy, foreign individuals and entities (including funds) are not permitted to own shares of Chinese companies. Instead, the companies create VIEs to facilitate foreign capital investment. In a VIE, a China-based operating company creates a shell company in another jurisdiction, and the shell company then enters into service and other contracts with the China-based operating company, including contracts that transfer to the VIE certain governance rights with respect to the Chinese company, as well as economic benefits. The shares of the shell company are typically listed for trading on an exchange, such as the New York Stock Exchange. Typically, the VIE does not itself own an equity interest in the Chinese company, but the VIE reflects the payment streams due to service contract arrangements with the Chinese company. In this structure, the non-Chinese investor does not hold an equity interest in the Chinese company. As a result of the VIE, however, non-Chinese investors obtain investment exposure to the Chinese company by holding stock in the shell company.

Although VIEs have been a long-standing industry practice to gain efficient, tradeable shares that are economically tied to operating companies in China that do not permit direct investment for foreign investors, China has never formally recognized the VIE structure. The government of China could determine, at any time and without notice, that the VIE structure does not comply with Chinese law. This could cause the contracts between the VIE and the Chinese operating company to become voidable or unenforceable, or otherwise limit the rights of the VIE and its investors to enforce the contracts. China could also prohibit VIEs or severely limit the ability of Chinese operating companies to transfer economic value to VIEs, or otherwise limit the ability of VIEs to exercise governance rights with respect to the Chinese operating company through contractual arrangements.

Recently, the government of China proposed draft regulations that would apply to China-based companies raising capital offshore, including through VIE structures. These regulations have not been adopted, but would impose filing and disclosure obligations upon covered companies. It is unclear whether Chinese officials or regulators will withdraw their implicit acceptance of the VIE structure, or whether any new laws, rules or regulations relating to VIE structures will be adopted or, if adopted, what impact they would have on the interests of foreign shareholders. There can be no guarantee about future actions by China’s government that could adversely affect an a VIE’s financial performance and the enforceability of the VIE’s contractual arrangements with operating companies.

If any of these adverse outcomes occur, the value of a Fund’s investment in a VIE would likely be materially and adversely affected, and if the impact is permanent, it could result in the loss of the Fund’s investment in the VIE, which could impact the Fund’s return.

Investment in China at present involves above average risk due to a number of special factors described herein. Funds that invest in the China region are suitable only for those investors who can afford the risks involved and should constitute only a limited part of an investor’s portfolio. The price of these Funds may experience significant fluctuations.

China Securities Markets

With regard to Mainland China, both the Shanghai and the Shenzhen securities markets are in their infancy and are undergoing a period of development and change. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulations. In addition, the choice of investments available to the Funds will be severely limited as compared with the choice available in other markets due to the small but increasing number of “B” share issues currently available. There is a low level of liquidity in the Chinese securities markets, which are relatively small in terms of both combined total market value and the number of “B” shares available for investment. Shareholders are warned that this could lead to severe price volatility.

Significant portions of Chinese securities markets in Mainland China may become illiquid, rapidly and at any time. Regulators of markets for China securities in Mainland China have the ability to suspend trading in equity securities and have exercised that option in the past. In addition, regulatory oversight schemes (including automatic stock trading halts based on triggers) are relatively new in these markets and may be implemented and removed with little or no notice. If trading in a Chinese security is halted, it may be halted indefinitely and resume trading under different circumstances. Investors considered to be “foreign investors” by Chinese regulators may be more adversely affected by trading halts or limitations than domestic Chinese investors. The Funds may be adversely affected by trading halts or potential illiquidity of Chinese securities.

China “A” Shares Risks — Stock Connect Schemes

The Funds may invest in domestic China securities (China A shares) through the Shanghai Hong Kong Stock Connect scheme, or the Shenzhen Hong Kong Stock Connect scheme (collectively, the “Stock Connect Schemes” or “Stock Connect”). The Shanghai Hong Kong Stock Connect is a securities trading and clearing linked program developed by Hong Kong Exchanges and Clearing Limited (“HKEx”), the Shanghai Stock Exchange (“SSE”) and China Securities Depository and Clearing Corporation Limited (“ChinaClear”). The Shenzhen Hong Kong Stock Connect is a securities trading and clearing links program developed by HKEx, Shenzhen Stock Exchange (“SZSE”) and ChinaClear.

The Stock Connect Schemes are designed to achieve mutual stock market access between Mainland China and Hong Kong. The stock exchanges of the two jurisdictions continue to issue details of Stock Connect, e.g. operational rules, from time to time. The Stock Connect Schemes enable investors to trade eligible shares listed on the Shanghai or Shenzhen markets through local securities firms or brokers. The list of eligible Stock Connect securities is established by Chinese regulators and may change.

The Stock Connect Schemes comprise Northbound Trading Links and Southbound Trading Links. Under the Northbound Trading Links, investors, through their Hong Kong brokers and a securities trading service company established by the Stock Exchange of Hong Kong Limited (“SEHK”), are able to place orders to trade eligible China A shares listed on the relevant PRC Stock Exchange (“Stock Connect Securities”) by routing orders to such PRC stock exchange. All Hong Kong and overseas investors (including the Funds) are allowed to trade Stock Connect Securities through the Stock Connect (through the relevant Northbound Trading Link).

Securities purchased through the Stock Connect Schemes are subject to Chinese regulations that limits the level of foreign ownership in local securities, and other local restrictions could prevent a Fund from investing in some Stock Connect Securities. Trades via the Stock Connect Schemes must be settled in RMB, and there is no guarantee that the Funds will have access to sufficient RMB to effectuate a trade at any given point. Trades through the Stock Connect Scheme are also subject to pre-trade requirements, which may limit the number of brokers that a Fund may use and affect execution quality of the transaction. Some laws applicable to Stock Connect Securities may require foreign investors to return profits allocable to the purchase and sale of China A shares. Additional costs, expenses and taxes may be applied by Chinese regulators to Stock Connect Scheme transactions.

Stock Connect Securities

There can be no assurance that an active trading market for such Stock Connect Securities will develop or be maintained. If spreads on Stock Connect Securities are wide, this may adversely affect a Fund’s ability to dispose of such securities at the desired price. If a Fund wants to sell Stock Connect Securities at a time when no active market for them exists, the price it receives for its Stock Connect Securities — assuming it is able to sell them — is likely to be lower than the price received if an active market did exist, and thus the performance of a Fund may be adversely affected depending on the Fund’s size of investment in securities through the Stock Connect.

Quota Limitations

The Stock Connect Scheme is subject to quota limitations which may restrict a Fund’s ability to invest in China A shares on a timely basis, and as a result, a Fund’s ability to access the China A-Shares market may be adversely affected.

The Stock Connect Schemes impose a Daily Quota, which applies to all transactions of all market participants. The Daily Quota may change, which could affect the number of permitted buy trades on the relevant Northbound Trading Link. A Fund does not have exclusive use of the Daily Quota, and the quota is used on a “first come — first served” basis. Trades after the quota is reached will be rejected, which could adversely affect a Fund’s ability to purchase or sell Stock Connect Securities.

Suspension Risk

Under the Stock Connect Schemes, SEHK, SSE and SZSE have the ability to suspect trading if necessary to manage risks in the domestic market. A trading suspension of Stock Connect Securities could adversely affect the Funds’ ability to access the domestic China market.

Clearing and Settlement Risk

The Hong Kong Securities Clearing Company Limited, a wholly-owned subsidiary of HKEx (“HKSCC”) and ChinaClear have established “clearing links,” such that each becomes a participant of the other to facilitate clearing and settlement of cross-border trades.

The rights and interests of a beneficial owner Stock Connect Securities will be exercised through HKSCC exercising its rights as the nominee holder of the relevant security as credited to HKSCC’s omnibus account with ChinaClear. The applicable rules (including departmental regulations and regulations that establish the Stock Connect Schemes) generally provide for the concept of a “nominee holder” and recognize the investors including, for example, a Fund, as the “beneficial owners” of the Stock Connect Securities. There may be risks associated with the application of PRC law to the rights of an investor as a beneficial owner of securities acquired through the Stock Connect Schemes. It is possible that PRC legal interpretations concerning “legal ownership” and “beneficial ownership” could vary from regulatory and exchange expectations. Therefore, a Fund’s positions in Stock Connect Securities held by HKSCC as nominee (through a broker or custodian accounts) may be less protected than they would be if they were registered and held solely in the name of such Fund.

If there is a default, insolvency or bankruptcy of a custodian or broker, a Fund may be delayed or prevented from recovering its assets from the custodian or broker, or its estate, and may have only a general unsecured claim against the custodian or broker for those assets. Foreign investors generally will not have access to local compensation funds that are set up to protect against defaulted trades.

HKSCC is the nominee holder of the securities acquired by foreign investors through the Stock Connect Schemes. In the event of a bankruptcy or liquidation of HKSCC, the Stock Connect Securities may not be regarded as the general assets of HKSCC under the laws of Hong Kong, and will not be available to the general creditors of HKSCC on its insolvency. In addition, as a Hong Kong incorporated company, any insolvency or bankruptcy proceedings against HKSCC will be initiated in Hong Kong and be subject to Hong Kong law. In such circumstances, ChinaClear and the courts of mainland China will regard the liquidator of HKSCC appointed under Hong Kong law as the entity with the power to deal with the relevant securities in place of HKSCC.

Trades through the Stock Connect Schemes are managed using omnibus accounts. If there was a settlement default by HKSCC, and a failure by HKSCC to designate securities or sufficient securities in an amount equal to the default such that there is a shortfall of securities to settle any securities trades, ChinaClear may deduct the amount of that shortfall from HKSCC’s omnibus account with ChinaClear, such that other investors, including a Fund, may share in any such shortfall.

Although China has implemented investor protection programs to cover losses due to broker defaults, it is not clear how such programs would operate to benefit foreign investors.

China Region Depositary Receipts

Investing in Depositary Receipts listed on exchanges outside of the China region but with underlying securities of companies organized, listed or domiciled in the China region subjects the investment to the same risks as identified above which could apply to the underlying securities. Such risks may include: (i) the risk of nationalization, expropriation of assets, confiscatory taxation or other regulatory limitations on investment or repatriation of capital; (ii) greater social, economic, political or military uncertainty; (iii) dependency on exports and international trade; (iv) competition from Asia’s other emerging economies; (v) greater governmental interventions in and control over the economy; and (vi) differences in disclosure or reliability of information about a company, including auditing and financial reporting standards that do not include external inspection and which may differ from globally recognized standards. Risks that affect underlying companies economically tied to the China region could also affect Depositary Receipts on those companies.

Governmental Credit Risk

The obligations of foreign government entities, including supranational issuers, have various kinds of government support. Although obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other governments with taxing power, or by their agencies, these obligations may or may not be supported by the full faith and credit of a foreign government.

Accounting Standards and Legal Framework

Many foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, practices and disclosure requirements comparable to those applicable to United States companies. Consequently, there may be less publicly available information about such companies than about United States companies. Further, there is generally less governmental supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

In China, all issuers of “B” shares, “H” shares and Red Chips, in which the Funds may invest, are, however, required to produce accounts that are prepared in accordance with international accounting standards.

The national regulatory and legal framework for capital markets and joint stock companies is not well developed compared to those of Western countries. Certain matters of concern to foreign shareholders are not adequately dealt with or are only covered in a number of national and local laws and regulations. There may be limitations on the rights and remedies available to foreign investors like the Funds, individually or in combination with other shareholders. As the efficacy of such laws and regulations is as yet uncertain, there can be no assurance as to the extent to which rights of foreign shareholders will be protected.

Additional Foreign Currency Considerations

Special Risks of Developing and Emerging Markets. Emerging and developing market countries may have less liquid securities markets with greater price volatility; impose exchange controls; impose differential taxes on foreign investors; and impose restrictions on direct investments or investments in issuers in particular industries.

Currency Risk. A change in the value of foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in or derivatives linked to that foreign currency and a change in the amount of income that a Fund has available for distribution. Because a portion of the a’s investment income may be received in foreign currencies, a Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore a Fund will absorb the cost of currency fluctuations.

For Funds that invest in foreign securities, a portion of a Fund’s assets will be invested in securities of entities in foreign markets and a portion of the income received by the Fund will be in foreign currencies. If the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund will be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. The liquidation of investments, if required, may have an adverse impact on a Fund’s performance.

Changes in foreign currency exchange rates also will affect the value of securities in a Fund’s portfolio and the unrealized appreciation or depreciation of investments. Further, a Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. Each Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

A Fund may enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as purchase put or call options on currencies, in U.S. or foreign markets to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in hedging transactions. There can be no guarantee that instruments suitable for hedging currency or market shifts will be available at the time when a

Fund wishes to use them. Moreover, investors should be aware that in most emerging market countries, such as China, the markets for certain of these hedging instruments are not highly developed and that in many emerging market countries no such markets currently exist.

Investment Funds and Repatriation Restrictions

Some foreign countries have laws and regulations that currently preclude direct foreign investment in the securities of companies domiciled there, or within specified sectors of an economy. However, indirect foreign investment in the securities listed and traded on the stock exchanges in these countries is permitted by certain foreign countries through investment funds that have been specially authorized. See “Tax Matters” for an additional discussion concerning such investments.

In addition to the foregoing investment restrictions, prior governmental approval for foreign investments may be required under certain circumstances in some foreign countries, and the extent of foreign investment in foreign companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some foreign countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental approval for such repatriation.

INVESTMENT RESTRICTIONS AND POLICIES

Fundamental Investment Restrictions are fundamental policies and cannot be changed without approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of a Fund. As used in the Prospectus and SAI, the term “majority of the outstanding shares” of a Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The following are the Fund’s fundamental investment restrictions set forth in their entirety. In contrast to the investment restrictions described below, investment policies that are not fundamental may be changed by the Board without shareholder approval.

Unless otherwise noted, whenever a fundamental investment restriction states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition of such security or other asset. Accordingly, except with respect to the limitations on borrowings, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund’s fundamental investment restrictions. With respect to limitations on borrowings, if a Fund’s asset coverage falls below 300% at any time (not including Sundays and holidays), the Fund shall, within three days thereafter, reduce the amount of its borrowings so that asset coverage of its total borrowing shall be at least 300%.

For purposes of the Fund’s investment policy on concentration, “to concentrate” generally means to invest more than 25% of the Fund’s total assets, measured at market value at the time of investment, and “group of industries” means a group of related industries, as determined in good faith by the Adviser, based on published classifications or other sources. For purposes of applying this 25% limitation, the Adviser relies upon its own evaluation of whether companies fit within the scope of companies described in each Fund’s prospectus. The Adviser relies upon its own proprietary research and reference industry classifications published by a variety of sources and generally considers industry classifications assigned in global industry classification standards or, for focused funds, at the sub-group level as provided by Bloomberg, L.P., but conducts its own analysis based on a company’s engagement in business activities. The Adviser may also determine, acting in good faith based on its own analysis, that an industry group or sub-group may be so broad that the economic characteristics of issuers within a group differ materially, or that the classification of a particular issuer within a group is unreliable. In that case, the Adviser may reclassify the issuer into a different group for purposes of this policy.

Fundamental Investment Restrictions

The Fund may not:

1.     Issue senior securities, except that the Fund may borrow up to 33-1/3% of the value of its total assets from a bank (i) to increase its holdings of portfolio securities, (ii) to meet redemption requests, or (iii) for such short-term credits as may be necessary for the clearance or settlement of the transactions. The Fund may pledge up to 33 1/3% of its assets to secure such borrowings.

2.     Buy or sell commodities or commodity contracts or real estate or interests in real estate (including real estate limited partnerships), except that it may purchase and sell futures contracts on stock indices, interest rate instruments and foreign currencies, securities that are secured by real estate or commodities, and securities of companies that invest or deal in real estate or commodities.

3.     Make loans, except through repurchase agreements to the extent permitted under applicable law.

4.     Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

5.     Purchase securities on margin, except such short-term credits as may be necessary for clearance of transactions and the maintenance of margin with respect to futures contracts.

6.     Make short sales of securities or maintain a short position (except that the Fund may maintain short positions in foreign currency contracts, options and futures contracts).

7.     Purchase or otherwise acquire the securities of any open-end investment company (except in connection with a merger, consolidation, acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, the Fund and all of its affiliates would own more than 3% of the total outstanding stock of that company.

8.     Invest more than 25% or more of the total value of its assets in a particular industry, except that this restriction shall not apply to U.S. government securities.

Non-Fundamental Investment Policies

Each Fund’s investment objective is non-fundamental and may be changed upon 60 days’ notice to shareholders.

Percentage restrictions apply at the time of acquisition, and, except with respect to borrowings, any subsequent change in percentages due to changes in market value of portfolio securities or other changes in total assets will not be considered a violation of such restrictions.

Securities issued by the U.S. government includes any securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

Code of Ethics

Each of the Trust, Guinness Atkinson™, and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor), have adopted a code of ethics, as required by applicable law, that is designed to prevent affiliated persons of the Trust, Guinness Atkinson™ and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to a code of ethics). Under applicable Codes of Ethics, personnel subject to that Code of Ethics may invest in securities for their own personal investment accounts, subject to limitations imposed by the Code which may include pre-clearance, and these limitations are applicable to securities held or to be acquired by the Fund. There can be no assurance that the Codes of Ethics will be effective in preventing such activities.

PORTFOLIO TRANSACTIONS

All security selection decisions are made by the Adviser. Orders for the purchase or sale of portfolio securities are placed on behalf of the Funds by the Adviser, subject to supervision by the Board and pursuant to authority contained in the Agreement between the Trust and Guinness Atkinson™. In selecting brokers or dealers, Guinness Atkinson™ will consider various relevant factors, including, but not limited to, the best net price available, the size and type of the transaction, the nature and character of the markets for the security to be purchased or sold, the execution efficiency, settlement capability, financial condition of the broker-dealer firm, the broker-dealer’s execution services rendered on a continuing basis and the reasonableness of any commissions.

For Funds that receive the services of the Sub-Adviser, when directed by the Adviser, the Sub-Adviser is responsible, subject to oversight by the Adviser and the Board, for placing orders on behalf of the Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities for a Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

Brokers or dealers selected by the Adviser to execute a Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Purchases and Issuance of Shares in Creation Units”) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with a creation unit order so long as such selection is in keeping with the foregoing policies.

The Funds are new and thus have no portfolio turnover rates or brokerage commissions to report.

In addition to meeting the primary requirements of execution and price, it is possible that brokers or dealers selected to execute Fund portfolio transactions may provide research services, or statistical material or other services to the Funds or to the Adviser or Sub-adviser for the Funds’ use that, in the opinion of the Board, are reasonable and necessary to the Funds’ normal operations. As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the Adviser (for a Fund and/or other accounts for which the Adviser exercises investment discretion) an amount of commission for effecting a securities transaction for a Fund greater than the amount other broker-dealers would have charged for effecting the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to accounts over which it exercises investment discretion. Not all such brokerage and research services may be useful or of value in advising a Fund.

For this purpose, pursuant to Section 28(e) and applicable SEC guidance and interpretations, “brokerage and research services” includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody) or required by rule or regulation in connection with such transactions. Historically, the Adviser and/or other funds it manages have received the following types of services: economic studies, industry studies, security analysis or reports, sales literature and statistical services. If the Adviser were to receive these types of services, it would determine the amount of allocations to brokers who provide brokerage and research services and report brokerage allocations, on an overall basis and involving brokerage and research services, regularly to the Board.

The receipt of research from brokers or dealers may be useful to the Adviser in rendering investment management services to its other clients, and conversely, such information provided by brokers or dealers who have executed orders on behalf of the Adviser’s other clients may be useful to the Adviser in carrying out its obligations to the Fund. To the extent a Fund’s portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund may exceed those that might otherwise be paid by an amount that cannot be presently determined. The fees paid by a Fund to the Adviser are not reduced because the Adviser receives brokerage and research services. While such services are not expected to reduce the Adviser’s expenses, the Adviser might, through use of the services, avoid the additional expenses that would be incurred if it attempted to develop comparable information on its own.

The Adviser may receive research services, or statistical material or other services to a Fund from research providers that are not affiliated with an executing broker or dealer, but which have entered into payment arrangements involving an executing broker or dealer (“Third Party Research Services”). Under a typical Third Party Research Services payment arrangement, the research provider agrees to provide services to an investment adviser in exchange for specified payments to the research provider by a broker or dealer that executes portfolio transactions for clients of the investment adviser. The investment adviser and the executing broker or dealer enter into a related agreement specifying the amount or the ratio of commissions on portfolio transactions as consideration for the executing broker or dealer making payments for Third Party Research Services received by the investment adviser. Essentially, the investment adviser and the broker-dealer establish a pool of commission credits and the broker-dealer pays research providers directly from this pool, and the broker-dealer agrees that it will use credits only to pay for research services that are permissible under Section 28(e). Currently, the Adviser does not receive research through Third Party Research Service arrangements.

The Adviser is authorized to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of a Fund or other funds to which the Adviser or its affiliates render investment advisory services, and is authorized to use the Distributor on an agency basis, to effect a substantial amount of the portfolio transactions that are executed on the New York or American Stock Exchanges, regional exchanges and foreign exchanges where relevant, or that are traded in the over-the-counter market.

Brokers or dealers who execute portfolio transactions on behalf of the Funds may receive commissions that are in excess of the amount of commissions that other brokers or dealers would have charged for effecting such transactions provided the Adviser determines in good faith that such commissions are reasonable in relation to the value of the brokerage and/or research services provided by such executing brokers or dealers viewed in terms of a particular transaction or the Adviser’s overall responsibilities to the Funds.

It may happen that the same security held by one Fund will also be held by other clients of the Adviser. When the other clients are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in accordance with a formula considered by the Adviser to be equitable to each, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period, lot size and other pertinent factors relative to each account. In some cases, this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

Brokerage with Fund Affiliates. Subject to the supervision of Guinness Atkinson™ and the Board, brokerage or other agency transactions for the Funds may be executed through brokers who are Authorized Participants of exchange traded funds to which the Adviser serves as investment adviser, or through registered broker-dealer affiliates of the Funds’ Sub-Adviser or the Funds’ Authorized Participants for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by a Fund cannot exceed “usual and customary” brokerage commissions, which means amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including the Trustees who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically. Brokerage transactions effected through affiliates of Authorized Participants of an exchange traded fund advised by the Adviser, or through affiliates of the Sub-Adviser, will be reviewed regularly.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

Purchase and Issuance of Creation Units

The Trust issues and redeems ETF Class Shares (1) only in Creation Units on a continuous basis through the Distributor, without a sales load (but subject to transaction fees), at their NAV per Share next determined after receipt of an order, on any Business Day (as defined herein), in proper form pursuant to the terms of the Authorized Participant Agreement (“Authorized Participant Agreement”); (2) through a dividend reinvestment program offered by a broker; or (3) in connection with the exercise of a Conversion Privilege, pursuant to which ETF Class Shares are issued to existing conventional mutual fund shareholders in exchange for an equivalent amount of conventional mutual fund shares. The Conversion Privilege is not yet available. A “Business Day” is any day on which the NYSE is open. Purchases and redemptions of Creation Units are subject to a Transaction Fee, as defined below. Currently, for the Fund, a Creation Unit is 10,000 shares.

Authorized Participants

Creation Units of Shares may be purchased only by or through a DTC Participant that has entered into an Authorized Participant Agreement with the Distributor (an “Authorized Participant”). The Authorized Participant must agree pursuant to the terms of the Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that the Authorized Participants will make available an amount of cash sufficient to pay the Balancing Amount (as defined below) and the transaction fee described in “Transaction Fees.” The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount, which is an amount equal to the difference between the aggregate NAV of a Creation Unit and the Deposit Instruments (as defined below). Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant to purchase or redeem Creation Units. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units may have to be placed by the investor’s broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants.

Each Business Day, prior to the opening of trading on the Fund’s Primary Listing Exchange, the NYSE Arca normally at 9:30 a.m., the Adviser will cause to be published through the National Securities Clearing Corporation (NSCC) and disclose on its Website the names and quantities of an in-kind deposit of specific instruments (the “Deposit Instruments”) comprising the Creation Basket, as well as the estimated Balancing Amount (if any) for that day, for each Fund. The Creation Basket and the Balancing Amount, taken together, are referred to as the Portfolio Deposit. The published Creation Basket will apply until a new Creation Basket is announced on the following business day, and there will be no intra-day changes to the creation Basket except to correct errors in the Creation Basket. The Adviser will also publish on its website each Fund’s NAV and the closing price or Bid/Ask Price as of the NAV calculation time, all as of the prior business day. The identities and quantities of the Deposit Instruments for a Fund may also be fully available through unaffiliated third-party vendors.

Under some circumstances, a Creation Basket may be a “Custom Basket”, which is a Creation Basket that differs from a pro rata representation of the Fund’s portfolio. Pursuant to Rule 6c-11 under the 1940 Act, a Fund may use a Custom Basket that is a non-representative selection of the Fund’s portfolio under certain circumstances. The Funds have adopted a Basket Construction Policy that governs the construction of Creation Baskets and permits the use of a Custom Basket when it is in a Fund’s best interests to do so, which may include implementing changes in the Fund’s portfolio, increasing the Fund’s tax efficiency, and for other reasons.

Authorized Participants that wish to purchase Fund shares from the Transfer Agent through the Distributor will do so by delivering an in-kind deposit of specific instruments (“Deposit Instruments”) constituting the Creation Basket a sum of cash constituting the Balancing Amount, if required (collectively, the “Portfolio Deposit”), and the appropriate transaction fee. Creation Units are sold at their NAV plus a transaction fee, as described below. The Adviser may also restrict purchases of Creation Units to be on a cash-only basis at any time and without prior notice, in all cases at the Adviser’s discretion.

The Trust reserves the right to reject a purchase order transmitted to it by the Transfer Agent if (a) the purchaser or group of purchasers, upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of the Fund; (b) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (c) the acceptance of the purchase order transaction would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; (d) the value of the Balancing Amount to accompany an in-kind deposit exceeds purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian prior to the relevant Cut-Off Time for a Fund on the Transmittal Date; (e) the purchase order is not in proper form; or (f) in the event that circumstances outside the control of the Trust, the Transfer Agent and the Adviser make it impractical to process purchase orders, which could include acts of God; public service or utility problems resulting in telephony or data transmission failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other data systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; or similar extraordinary events. The Trust shall notify an Authorized Participant if an order has been rejected. The Trust and the Transfer Agent are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Cut Off Time for Purchase Orders

The Fund’s deadline for the receipt of purchase orders is referred to as the “Cut Off Time.” The Fund’s Cut-Off Time is 4:00 p.m. Eastern time on any Business Day. The Cut Off Time will be earlier on any day that the Exchange closes early.

Purchase orders will be processed based on the NAV next calculated after receipt by the Transfer Agent by 4:00 p.m. of the order in proper form.

Economic or market disruptions, or telephone or communications failure, could impede the ability to reach the Distributor, the Transfer Agent or an Authorized Participant. Orders to create shares that are received on a day before a holiday or a day (other than a Saturday or Sunday) when the equity markets in a relevant non-U.S. market are closed may not be accepted.

Purchases through the Clearing Process

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such process being referred to herein as the “Clearing Process,” or (ii) outside the Clearing Process. To purchase or redeem through the Clearing Process, an Authorized Participant must be a member of NSCC that is eligible to use the Continuous Net Settlement system. For purchase orders placed through the Clearing Process, the Authorized Participant Agreement authorizes the Transfer Agent to transmit to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purchase order. Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the requisite Deposit Instruments and the Balancing Amount to the Trust, together with the transaction fee and such additional information as may be required by the Transfer Agent.

Purchases Outside the Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Clearing Process must state that it is not using the Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC. Purchases (and redemptions) of Creation Units settled outside the Clearing

Process are likely to require transmittal by DTC participants earlier than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Instruments and Balancing Amount, each as applicable and at the discretion of the Adviser, or of the Cash Purchase Amount together with the applicable transaction fee.

Conversion Privilege

The Multi-Class ETF Fund will offer a Conversion Privilege but the Conversion Privilege is not currently operational. When offered, and supported by the Fund and financial intermediaries, a shareholder holding conventional mutual fund shares of the Multi-Class ETF Fund may convert those shares to whole ETF Class Shares, so long as the shareholder holds conventional mutual fund shares in a qualifying brokerage account and through an intermediary that has contractually agreed with the Multi-Class ETF Fund to facilitate the conversion. The Conversion Privilege is not currently available.

Shareholders should contact their financial intermediary to determine the eligibility of their account for such a conversion. ETF Class Shares, whether acquired through a conversion or purchased on the secondary market, cannot be converted to conventional mutual fund shares, or exchanged for ETF Class Shares of another Fund in the Fund Complex.

Unlike conventional mutual fund shares, ETF Class Shares must be held in a brokerage account. Accordingly, shareholders that hold conventional mutual fund shares of the Multi-Class ETF Fund in an account directly with a Fund through its transfer agent, or in a brokerage account that only allows the shareholder to hold conventional mutual fund shares, will need to independently move their shares into an eligible brokerage account for holding the ETF Class Shares prior to requesting a conversion. Shareholders that hold conventional mutual fund class shares of the Funds in a 401(k) plan or other employer-sponsored retirement or benefit plan generally may not convert those mutual fund class to ETF Class Shares.

A conversion from conventional mutual fund shares to ETF Class Shares of a Fund will be processed at the relative NAVs of the respective share classes at the time of conversion. Since DTC (or its nominee) serves as the record owner of, and holds legal title to, the ETF Class Shares and does not support the distribution and transfer of fractional shares, a shareholder may be unable to convert all of their conventional mutual fund shares into ETF Class Shares. If there are remaining shares in the mutual fund class after a conversion, either the Fund or the intermediary may liquidate those remaining full or fractional shares and deliver the proceeds to the investors designated brokerage account.

Shareholders should contact their financial intermediary to determine whether a conversion or the redemption of fractional shares may be subject to fees and expenses. The Fund does not currently impose a transaction fee on conversions but reserve the right to change this policy and to limit, temporarily suspend, or terminate the conversion privilege in the future.

The length of the conversion process will vary, and may take several days from the date of the request. Shareholders will remain fully invested in conventional mutual fund shares of the Fund through the conversion process.

The Multi-Class ETF Fund may impose a blackout period for conversions into ETF Class Shares around the dates the Multi-Class ETF Fund declares and/or pays dividends. This blackout period is necessary to accommodate administrative or operational requirements of financial intermediaries and to ensure that dividends are recorded and paid correctly.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares and sells some or all of the Shares comprising such Creation Units directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether a person is an underwriter for the purposes of the 1933 Act depends on all of the facts and circumstances pertaining to that person’s activities. Thus, the examples mentioned above should not be considered a complete description of all the effecting transactions in Shares, whether or not participating in the distribution of Shares, are general required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.

The Trust relies on an exemption from the prospectus delivery obligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares. Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to an ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Rule 153 under the 1933 Act a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to a national securities exchange member in connection with a sale on the national securities exchange on which the Shares of such Fund trade. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to other transactions.

Redemptions of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent by 4:00 p.m. on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Beneficial owners also may sell Shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Cut Off Time for Redemption Orders

Redemption orders must also be received by the Fund’s Cut Off Time, which is 4:00 p.m. Eastern time on any Business Day. The Cut Off Time will be earlier on any day that the Exchange closes early.

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Transfer Agent by 4:00 p.m. on any Business Day. The Trust will not redeem Shares in amounts less than Creation Units. Redemptions may be affected by closures on foreign exchanges, which may close for holidays or other reasons that prevent the transfer of a security. If a Creation Unit is redeemed that contains foreign investments, there may be a delay in settlement to the extent necessary when additional time for settlement is actually required due to a local market holiday or extended delivery cycles in a foreign market.

The redemption proceeds for a Creation Unit generally consist of “Redemption Instruments”, which are portfolio securities, as announced by the Adviser through the NSCC on any Business Day, plus the Balancing Amount. Redemption Instruments are generally the same as the Creation Basket, but in some circumstances, Redemption Instruments may also be a Custom Basket. The redemption Transaction Fee is deducted from such redemption proceeds. A Fund may in its discretion exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash. The right of redemption may be suspended or the date of payment postponed for any period in which the NYSE is closed (other than customary weekend and holiday closings); for any period during which trading on the NYSE is suspended or restricted; for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its NAV is not reasonably practicable; or in such other circumstances as permitted by the SEC. If a Fund holds foreign securities that are traded on an exchange that is closed for a holiday or scheduled closing during the time that a redemption order for a Creation Unit is pending, the Fund may in its discretion exercise its option to redeem that portion of the Creation Unit in cash. If a Fund holds foreign securities that are not permitted to be delivered in-kind by the Fund, the Fund will sell the portion of such foreign securities and deliver that portion of the redemption proceeds in cash.

Placement of Redemption Orders Using the Clearing Process

Orders to redeem Creation Units of Funds through the Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System. A redemption order must be received by the Transfer Agent in proper form by the Cut Off Time (4:00 PM Eastern Time or earlier in the event that the NYSE closes early), in order to receive that day’s closing NAV per Share. All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day. The requisite Redemption Instruments and the Balancing Amount or the Cash Redemption Amount will be transferred by the second NSCC Business Day following the date on which such request for redemption is deemed received.

Placements of Redemption Orders Outside Clearing Process

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units to be effected outside the Clearing Process need not be a “participating party” under the Authorized Participant Agreement, but such orders must state that the DTC Participant is not using the Clearing Process and that the redemption of Creation Units will instead be effected through the transfer of Shares directly DTC. A redemption order must be received by the Transfer Agent in proper form by the Cut Off Time (by 4:00 PM Eastern Time or earlier in the event that the NYSE closes early) in order to receive that day’s closing NAV per Share. All procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day. The order must be accompanied or preceded by the requisite number of Shares of the Fund specified in such order, which delivery must be made through DTC to the custodian by the Business Day following such transmittal date (T+1). All other procedures set forth in the Authorized Participant Agreement must be properly followed.

After the Transfer Agent has deemed an order for redemption outside the Clearing Process received by the Transfer Agent by 4:00 p.m., the Transfer Agent will initiate procedures to transfer the requisite Fund Securities and the Balancing Amount, which are expected to be delivered within one Business Day and the Cash Redemption Amount (by the Business Day following the transmittal date (T+1) on which such redemption order is deemed received by the Transfer Agent).

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations on the same trade date. In this instance, the Trust reserves the right to settle these transactions on a net basis.

If an order is cancelled, the Participant will be responsible for reimbursing the Fund for all costs associated with cancelling the order, including costs for repositioning the portfolio, provided the AP shall not be responsible for such costs if the order was cancelled for reasons outside the AP’s control or the AP was not otherwise responsible or at fault for such cancellation. Upon written notice to the Transfer Agent, such cancelled order may be resubmitted the following Business Day, with a newly constituted Fund Deposit to reflect the next calculated NAV.

Transaction Fees

Both purchases and redemptions of Creation Units are subject to a Transaction Fee. The Transaction Fee is payable to the Trust and is imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. The Fund’s Transaction Fee is a fixed amount, established in advance, based on the Fund’s portfolio holdings. The Amount of the Transaction Fee may change from time to time, as the Fund’s portfolio holdings change. Authorized Participants are notified of the change in the amount of the Transaction Fee before the change is implemented.

The Transaction Fee applies to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. The Transaction Fee on redemption of Creation Units will not exceed 2% of the value of the Shares redeemed.

The current Transaction Fees for the Funds are set forth below:

Fund	Transaction Fee
Guinness AtkinsonTM Global Innovators Fund ETF Class Shares (GAIQ)	$225

Purchasers of shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Instruments to the account of the Trust and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The Transaction Fee may, in certain circumstances, be paid in whole or in part by the Adviser or otherwise waived. The Adviser may consider whether to pay a Transaction Fee, in whole or in part, on a case by case basis after reviewing the facts and circumstances at the time a Creation Unit is created or redeemed.

MARKET PRICE; NAV COMPUTATION; SECURITIES VALUATION

Market Price of Shares

Transactions in ETF Class Shares will be priced at NAV only if Shares are purchased directly from a Fund in Creation Units. As with other types of securities, the trading prices of shares in the secondary market can be affected by market forces such as supply and demand, economic conditions and other factors. The price of the ETF Class Shares in the secondary market may be more or less than the NAV of such shares.

NAV Calculation

Each Fund’s NAV per share is determined at the close of business on the NYSE (generally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business and the Federal Reserve Bank’s Fedline System is open and on such other days as there is sufficient trading in the Fund’s securities to affect materially the Fund’s NAV. The NYSE has posted the following list holiday closures: New Year’s Day, Dr. Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Each Fund’s NAV is calculated by adding the value of all portfolio securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares of the Fund. For the Global Innovators Fund, NAV is calculated separately for each class. Assets belonging to a Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular Fund (if any). The liabilities that are charged to a Fund are borne proportionately by each share of the Fund. Subject to the provisions of the Trust Instrument, determinations by the Board as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Funds are conclusive.

Securities Valuation

The Funds invest in foreign securities and, as a result, the calculation of a Fund’s NAVs may not take place contemporaneously with the determination of the prices of certain of the portfolio securities used in the calculation. Occasionally, events that affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of the Fund’s NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by, and under the supervision of, the Board. A Fund may rely on prices provided by independent pricing services. Prices used by independent pricing services may be based on proprietary methodologies. If an independent pricing service makes an error in applying its proprietary pricing methodologies, this could result in an incorrect valuation for a security held in the Fund’s portfolio. Portfolio securities of a Fund that are traded both on an exchange and in the over the counter market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price before the valuation point. (For securities traded on the NYSE, the valuation will be the last reported sales price as of the close of the NYSE’s regular trading session, currently 4:00 p.m. New York time.) If there is no such reported sale or the valuation is based on the over the counter market, the securities will be valued at the last available bid price or at the mean between the bid and asked prices, as determined by the Board. As of the date of this SAI, such securities will be valued by the latter method. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the NASD Automated Quotation (“Nasdaq”) National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over the counter securities that are not traded in the Nasdaq National Market System shall be valued at the most recent trade price.

Money market instruments with less than 60 days remaining to maturity when acquired by a Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If a Fund acquires a money market instrument with more than 60 days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Board determines during such 60 day period that this amortized cost value does not represent fair market value.

The Funds will value portfolio securities for which no readily available market quotation in accordance with last trade price or fair valuation as necessary. When portfolio securities are traded in the over the counter market in Hong Kong, the valuation will be the last reported sale price before the valuation point. If there is no such reported sale, the securities will be valued at the last available bid price or at the mean between the bid and asked prices, as determined by the Board.

Pursuant to Rule 2a-5 under the 1940 Act, the Funds have adopted procedures concerning fair valuation of securities and the Funds’ Board has designated the Adviser as the valuation designee with responsibility for performing all fair valuations of a Fund’s portfolio investments, subject to the Board’s oversight. The Adviser has established a valuation committee of senior employees to fulfill the Adviser’s responsibilities as the Funds’ valuation designee, which operates under policies and procedures approved by the Funds’ Board, to value each Fund’s assets. Under the procedures, a committee composed of adviser personnel, administrative personnel and the Funds’ Chief Compliance Officer meet to review and approve fair valuations. Fair valuations are reported to the Board.

PERFORMANCE INFORMATION

For purposes of quoting and comparing the performance of a Fund to the performance of other ETFs, of mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return. The total return basis combines principal and dividend income changes for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period and assume reinvestment of dividends and distributions paid by the Fund. Dividends and distributions are comprised of net investment income and net realized capital gains. Under SEC rules, funds advertising performance must include total return quotes calculated according to one or more of the following formulas:

Return Before Taxes

P(1 + T)n	= ERV
P	= a hypothetical initial payment of $1,000
T	= average annual total return
n	= number of years (1, 5 or 10)
ERV	= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

Return After Taxes on Distributions

P(1 + T)n	= ATVd
P	= a hypothetical initial payment of $1,000
T	= average annual total return
n	= number of years (1, 5 or 10)
ATVd

= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods, after taxes on distributions but not after taxes on redemption

Return After Taxes on Distributions and Sale of Fund Shares

P(1 + T)n	= ATVdr
P	= a hypothetical initial payment of $1,000
T	= average annual total return
n	= number of years (1, 5 or 10)
ATVdr

= ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods, after taxes on distributions and redemption

In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or “T” in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

The Funds may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund’s performance with other measures of investment return. For example, in comparing a Fund’s total return with data published by Lipper, Inc. or similar independent services or financial publications, the Fund calculates its aggregate total return for the specified periods of time by assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial net asset value of the investment from the ending net asset value and by dividing the remainder by the beginning net asset value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the SEC’s rules.

All advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Asia Pacific Dividend Builder ETF and Dividend Builder ETF only

Performance information for the Asia Pacific Dividend Builder ETF and the Dividend Builder ETF for periods prior to March 29, 2020, reflects performance generated during their operations as mutual funds. On March 26, 2020, the predecessor mutual funds converted to become exchange traded funds. In connection with the conversions, for each of the converted Funds, the overall net total expense ratio is lower as an ETF than as a mutual fund. As a result, performance shown for prior periods would have been better.

Portfolio Holdings Information

The Adviser and the Funds have adopted portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board. Each mutual fund’s complete portfolio holdings must be filed quarterly with the SEC within 60 days of the end of each fiscal quarter on Form N-PORT, and must be delivered to Fund shareholders within 60 days after the end of the second and fourth fiscal quarters of each Fund’s fiscal year, in the Fund’s Annual and Semi-Annual Reports to Fund shareholders, respectively. The Fund’s Annual and Semi-Annual Reports to Fund shareholders are filed with the SEC on Form N-CSR no later than 10 days after delivery of each report to shareholders.

When available, the Fund’s filings on Form N-PORT and Form N-CSR are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. Shareholders can access the complete portfolio holdings information of a the Fund’s ETF Class Shares online and upon request.

The Fund’s ETF Class Shares are exchange traded. As an exchange-traded share class, information about the Fund’s portfolio holdings is made available on a daily basis in accordance with the provisions of Rule 6c-11 under the 1940 Act, regulations of the Fund’s Listing Exchange (the NYSE) and other applicable SEC regulations, orders and no-action relief. Such information typically reflects all or a portion of the Fund’s anticipated portfolio holdings as of the next Business Day. A “Business Day” is any day on which the Fund’s Listing Exchange is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. This information is used in connection with the creation and redemption process and is disseminated on a daily basis through the facilities of the Listing Exchange, the National Securities Clearing Corporation (“NSCC”) and/or third-party service providers.

In addition, the Fund’s service providers, consisting of the sub-adviser, administrator, custodian, distributor, financial printer, legal counsel and auditors, may receive portfolio holdings information in connection with their services to the Funds. Disclosure of a Fund’s portfolio holdings information may be made only with prior written approval of either the Trust’s President or its Chief Compliance Officer. In no event shall the Adviser, its affiliates or employees, or a Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings. The Trust’s Chief Compliance Officer will review the adequacy and effectiveness of the Trust’s portfolio holdings disclosure policy (and any related procedures) at least annually and recommend changes, if appropriate, to the Board. In addition, the Board will review the adequacy and effectiveness of this policy (and any related procedures) at least annually and consider the recommendations, if any, of the Chief Compliance Officer.

TAX MATTERS

The following is only a summary of certain additional U.S. federal income and excise tax considerations generally affecting each Fund and its shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussions here and in the prospectus are not intended as substitutes for careful tax planning. Accordingly, potential purchasers of Fund shares are urged to consult their tax advisors with specific reference to their own tax circumstances. Special tax considerations may apply to certain types of investors subject to special treatment (including, for example, insurance companies, banks and tax-exempt organizations) under the Internal Revenue Code of 1986, as amended (the “Code”). In addition, the tax discussions in the prospectus and this SAI are based on tax law in effect on the date of the prospectus and this SAI; such laws may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax. Unless otherwise noted, this discussion assumes Fund shares are held by U.S. shareholders and that such shares are held as capital assets.

Qualification as a Regulated Investment Company

Each Fund has elected to be taxed as a regulated investment company for U.S. federal income tax purposes under Subchapter M of the Code. As a regulated investment company, a Fund is not subject to U.S. federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below. Distributions made by a Fund during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

If a Fund has a net capital loss (i.e., an excess of capital losses over capital gains) for any year, that amount may be carried forward and treated as a capital loss that can be used to offset capital gains in future years. There is no limitation on the number of years to which net capital losses may be carried. Any such net capital losses retain their character as either long-term or short-term losses. As explained below, however, carryforwards may be subject to limitations on availability. Under Code Sections 382 and 383, if a Fund has an “ownership change,” then the Fund’s use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the NAV of the Fund immediately prior to the ownership change multiplied by the long-term tax-exempt rate (which is published monthly by the Internal Revenue Service (the “IRS”)) in effect for the month in which the ownership change occurs (the rate for April 2026 is 3.58%). The Funds will use their best efforts to avoid having an ownership change. However, because of circumstances that may be beyond a Fund’s control or knowledge, there can be no assurance that a Fund will not have an ownership change. If a Fund has an ownership change, then the Fund will be subject to U.S. federal income taxes on any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards unless distributed by the Fund. Any distributions of such capital gain net income will be taxable to shareholders as described under “Fund Distributions” below.

In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income from interests in qualified publicly traded partnerships (the “Income Requirement”).

In addition to satisfying the Distribution and Income requirements described above, a Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund’s taxable year, at least 50% of the value of a Fund’s total assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which a Fund has not invested more than 5% of the value of the Fund’s total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of any such issuer), and no more than 25% of the value of a Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in the securities of two or more issuers which a Fund controls and which are engaged in the same or similar trades or businesses (other than securities of other regulated investment companies), or in the securities of one or more qualified publicly traded partnerships. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

If, for any taxable year, a Fund does not qualify as a regulated investment company after taking into account cure provisions available for certain failures to so qualify (certain of which would result in the imposition of a tax on the Fund), all of a Fund’s taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions generally may be eligible for the dividends-received deduction (“DRD”) in the case of corporate shareholders or may be eligible for treatment as “qualified dividend income” in the case of noncorporate shareholders.

In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales “against the box.” However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless a Fund elects otherwise), will generally be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of a Fund’s net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain that is recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction and (2) under Treasury Regulations that have not yet been promulgated, the capitalized interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where a Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed through to the Fund’s shareholders.

In general, for purposes of determining whether capital gain or loss recognized by a Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a “short sale” (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a “straddle” (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by a Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as “Section 1256 contracts.” Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer’s obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for that taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a “mixed straddle” with other investments of the Fund that are not Section 1256 contracts.

The Funds may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies (“PFICs”) for U.S. federal income tax purposes. If a Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualified electing fund (a “QEF”), in which case it will each year have ordinary income equal to its pro rata share of the PFIC’s ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC’s net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, the Fund may make a mark-to-market election with respect to such stock. Pursuant to such an election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over its adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of such stock at the end of a given taxable year, such excess will be deductible as ordinary loss in the amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. Solely for purposes of Code Sections 1291-1298, a Fund’s holding period with respect to its PFIC stock subject to the election will commence on the first day of the first taxable year beginning after the last taxable year for which the mark-to-market election applied. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

Finally, if a Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon a sale or other disposition of its interest in the PFIC or any “excess distribution” (as defined) received by the Fund from the PFIC will be allocated ratably over the Fund’s holding period in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund’s gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as a dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest corporate tax rate in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as a dividend.

A regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, may elect to treat all or any part of certain net capital losses incurred after October 31 of a taxable year, and certain net ordinary losses incurred after October 31 (November 30, if the regulated investment company elected to determine its required excise tax distributions based on its November 30 taxable year, as discussed below) or December 31 of a taxable year, as if they had been incurred in the succeeding taxable year.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98.2% of its capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a “taxable year election”)). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year and, if it so elects, the amount on which qualified estimated tax payments are made by it during such calendar year (in which case the amount it is treated as having distributed in the following calendar year will be reduced). There can be no assurance that a Fund’s distributions will be sufficient to avoid this excise tax.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; (2) exclude specified gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon an actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year); and (3) apply mark-to-market provisions which treat property as disposed of on the last day of a taxable year as if the taxable year ended on October 31. In addition, a regulated investment company may elect to determine its ordinary income for the calendar year without regard to any net ordinary loss (determined without respect to specified gains and losses taken into account in clause (2) of the preceding sentence) attributable to the portion of such calendar year which is after the beginning of the taxable year which begins in such calendar year. Any amount of net ordinary loss not taken into account for a calendar year by reason of the preceding sentence will be treated as arising on the first day of the following calendar year.

The Fund intends to make sufficient distributions or deemed distributions of ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be treated as dividends for U.S. federal income tax purposes and may be taxable to non-corporate shareholders as long-term capital gains (a “qualified dividend”), provided that certain requirements, as discussed below, are met. Dividends received by corporate shareholders and dividends that do not constitute qualified dividends are taxable as ordinary income. The portion of dividends received from a Fund that may be taxable as qualified dividends generally will be determined on a look-through basis. If the aggregate qualified dividends received by a Fund are less than 95% of the Fund’s gross income (as specially computed), the portion of dividends received from the Fund that may be taxable as qualified dividends will be designated by the Fund and generally cannot exceed the ratio that the qualified dividends received by the Fund bears to its gross income. If the aggregate qualified dividends received by a Fund equal at least 95% of its gross income, then all of the dividends received from the Fund may be taxable as qualified dividends.

No dividend will constitute a qualified dividend (1) if it has been paid with respect to any share of stock that the Fund has held for less than 61 days (91 days in the case of certain preferred stock) during the 121-day period (181-day period in the case of certain preferred stock) beginning on the date that is 60 days (90 days in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose, under the rules of section 246(c) of the Code, any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option, or an in-the-money qualified call option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) if the noncorporate shareholder fails to meet the holding period requirements set forth in (1) with respect to its shares in the Fund to which the dividend is attributable; or (3) to the extent that the Fund (or shareholder, as applicable) is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in property substantially similar or related to stock with respect to which an otherwise qualified dividend is paid.

Dividends received by a Fund from a foreign corporation will be qualified dividends only if (1) the stock with respect to which the dividend is paid is readily tradable on an established securities market in the U.S., (2) the foreign corporation is incorporated in a possession of the U.S., or (3) the foreign corporation is eligible for the benefits of a comprehensive income tax treaty with the U.S. that includes an exchange of information program (and that the Treasury Department determines to be satisfactory for these purposes). The Treasury Department has issued guidance identifying which treaties are satisfactory for these purposes. Notwithstanding the above, dividends received from a foreign corporation that, for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a PFIC will not constitute qualified dividends.

Distributions attributable to dividends received by a Fund from domestic corporations will qualify for the 70% DRD for corporate shareholders only to the extent discussed below. Distributions attributable to interest received by a Fund will not, and distributions attributable to dividends paid by a foreign corporation generally should not, qualify for the DRD.

Ordinary income dividends paid by a Fund with respect to a taxable year may qualify for the 70% DRD generally available to corporations to the extent of the amount of dividends received by the Fund from domestic corporations for the taxable year. No DRD will be allowed with respect to any dividend (i) if it has been received with respect to any share of stock that a Fund has held for less than 46 days (91 days, in the case of certain preferred stock) during the 91-day period (181-day period, in the case of certain preferred stock) beginning on the date that is 45 days (90 days, in the case of certain preferred stock) before the date on which such share becomes ex-dividend with respect to such dividend, excluding for this purpose under the rules of Section 246(c) of the Code any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option or of an in-the-money qualified call option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (ii) to the extent that a Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (iii) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Section 246A of the Code. Moreover, the DRD for a corporate shareholder may be disallowed or reduced (i) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund; or (ii) by application of Section 246(b), which in general limits the DRD to 70% of the shareholder’s taxable income (determined without regard to the DRD and certain other items).

A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. Net capital gain that is distributed and reported as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. The Funds have instructed the Adviser to minimize taxable distributions on behalf of a Fund when deemed in the best interest of shareholders. As a result, the Adviser may sell portfolio holdings that are currently in a loss position in order to offset realized taxable gains. Using this technique, a Fund’s portfolio turnover rate may see an increase which could result in additional transactional costs. The Adviser does not anticipate this to become a principal component of the Fund’s investment strategy.

Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 21% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each such shareholder received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund’s assets to be invested in various countries is not known. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign taxes paid by the Fund. If a Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against U.S. federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from a Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax advisor regarding the potential application of the foreign tax credit rules.

Distributions by a Fund that do not constitute ordinary income dividends, qualified dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by a Fund will be treated in the manner described above regardless of whether they are paid in cash or reinvested in additional shares of the Fund. Shareholders receiving a distribution from a Fund in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects realized but undistributed income or gain, or unrealized appreciation in the value of the assets held by the Fund, distributions of such amounts to the shareholder will be taxable in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from a Fund and net gains from the disposition of shares of a Fund. Each U.S. shareholder should consult his own tax advisor regarding the implications of the additional Medicare tax resulting from an investment in a Fund.

Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on distributions, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an “exempt recipient” (such as a corporation).

Sale or Redemption of Shares

A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund (including an exchange of shares of another Fund for shares of the Fund, when applicable, or pursuant to a dividend reinvestment in the Fund) within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Sections 246(c)(3) and (4) of the Code generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income. When a shareholder redeems shares of a Fund, the Fund is generally required to report to the Internal Revenue Service and provide the shareholder with information about the gross proceeds of such redemption, the shareholder’s adjusted basis in the shares redeemed, and whether any gain or loss on the redemption is long-term or short-term. Unless a shareholder timely elects another acceptable method, the Fund will use the average basis method to calculate the basis of shares redeemed.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from a Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including dividends that would otherwise be treated as qualified dividends to an applicable non-foreign shareholder) paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from a Fund’s election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder’s pro rata share of such foreign taxes that it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

This withholding generally would not apply to amounts properly reported by a Fund as an “interest-related dividend” or a “short-term capital gain dividend paid”. The aggregate amount treated as an interest-related dividend for a year is limited to a Fund’s qualified net interest income for the year, which is the excess of the Fund’s qualified interest income (generally, its U.S.-source interest income) over the deductions properly allocable to such income. The aggregate amount treated as a short-term capital gain dividend is generally limited to the excess of a Fund’s net short-term capital gain over its net long-term capital loss.

If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then any dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

In the case of foreign noncorporate shareholders, a Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or subject to withholding tax at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

Payments of dividends on shares of a Fund made to “foreign financial institutions” and certain other foreign entities will be subject to U.S. withholding tax at a rate of 30% unless various certification, information reporting, due diligence and other applicable requirements are satisfied. Payments to a foreign financial institution generally will be subject to withholding unless, among other things, it enters into an agreement with the U.S. Treasury to obtain information with respect to and report on accounts held by certain U.S. persons or U.S. owned foreign entities, and to withhold on payments made to certain account holders. Payments to a foreign entity that is not a foreign financial institution generally will be subject to withholding if such entity or another non-financial foreign entity is the beneficial owner of the payment unless, among things, the beneficial owner or payee either certifies that the beneficial owner of the payment does not have any “substantial United States owners” or provides certain identifying information with respect to each of its substantial United States owners. Payments that are taken into account as effectively connected income are not subject to these withholding rules. Foreign shareholders should consult their own tax advisors as to the applicability and consequences of this new legislation to them.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

Tax Shelter Reporting Regulations

If a shareholder realizes a loss on the disposition of a Fund’s shares of at least $2 million in any single taxable year, or at least $4 million in any combination of taxable years (for an individual shareholder) or at least $10 million in any single taxable year, or at least $20 million in any combination of taxable years (for a corporate shareholder), the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Shareholders should consult their tax advisers to determine the applicability of this requirement in light of their individual circumstances.

Effect of Future Legislation; Foreign, State and Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

The impact of the coronavirus/COVID-19 on the United States and the global economy has not been finalized. In addition to government stimulus programs and vaccine development and deployments domestically and globally, various administrative and legislative proposals to stimulate economic development are under consideration, including changes to the federal tax laws that would impact individual and corporate tax rates applicable to income and to capital gains. It is not possible at this time to determine whether any of these changes will take place, what the changes might entail and whether the changes would be permanent or temporary.

Rules of foreign, state and local taxation of ordinary income dividends, qualified dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other foreign, state and local tax rules affecting an investment in the Fund.

Creation and Redemption of Creation Units

An authorized participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons purchasing or redeeming Creation Units should consult their own tax advisors with respect to the tax treatment of any creation or redemption transaction.

Each Fund must report to the IRS and furnish to holders of Creation Units certain information with respect to the redemption of Creation Units. In addition to reporting the gross proceeds from the redemption of Creation Units, a Fund will also be required to report basis information for such Creation Units and indicate whether they had a short-term or long-term holding period. The Funds will permit holders of Creation Units to elect from among several acceptable basis methods, including the average basis method. In the absence of an election, a Fund will use the average basis method as the default basis method. Holders of Creation Units should consult with their tax advisers to determine the best basis method for their tax situation and to obtain more information about how the basis reporting requirements apply to them.

MANAGEMENT OF THE TRUST

The Board manages the business and affairs of the Trust and the Funds. The Board approves all significant agreements between the Funds and companies and individuals that provide services to the Fund. The Board consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The officers of the Funds manage the day-to-day operations of the Funds. The day-to-day operations of each Fund is always subject to the Fund’s investment objective. Unless otherwise noted, each Trustee and officer’s address is 251 South Lake Avenue, Suite 800, Pasadena, California 91101. Trustees and officers of the Trust serve until their resignation, removal or retirement. Unless otherwise noted, each Trustee has served in the indicated occupations or directorships for at least the past five years.

Independent Trustees
Name and Age	Position Held with the Trust	Term of Office; Length of Time Served	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
James I. Fordwood (78)	Trustee, Audit Committee Chairman	Indefinite; Since April 1994	CFO and Managing Member of Prima Marketing LLC (network of convenience stores) since 1998; President, Balmacara Production Inc. since 1986 (holding company); Treasurer, Inverness21 LLC (owns and operates office buildings) since 2007; Treasurer, JL Energy Inc. (holding company) since 1985; Treasurer, Thistle, Inc. (seismic data management) since 1984.	12	None
Dr. Bret A. Herscher (67)	Trustee, Governance and Nominating Committee Chairman	Indefinite; Since April 1994	Self-employed Consultant, since 2018, to companies in the medical device sector. Previously, Chief Technology Officer, EARGO, Inc., a hearing aid company, from 2012 to 2018.	12	None
Jeffrey Long (69)	Trustee	Indefinite; Since January 2025	Retired; formerly CFO and Head of Finance for US and Europe, John Hancock Investment Management (1993-2024).	12	None
J. Brooks Reece, Jr. (78)	Trustee and Chairman	Indefinite; Since April 1994 2025	Retired; CFO, Adcole Corp. from 1989 to 2017.	12	None

Interested Trustee
Name, Address, and Age	Position Held with the Trust	Term of Office; Length of Time Served	Principal Occupations During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Timothy W.N. Guinness* (77) 18 Smith Square, Westminster, London SW1P 3HZ United Kingdom	Trustee	Indefinite; Since August 1998	Chairman/CIO of Guinness Atkinson™ Asset Management since November 2002. Chairman of Guinness Asset Management Ltd., investment adviser in London, since 2003. Director of Guinness Capital Management Ltd. since 2010; Partner, Ekins Guinness LLP (investment research) since 2017; Non-Executive Director of Brompton Bicycle Ltd., since 2000.	12	None

*  “Interested person” (as defined in the 1940 Act) of the Funds because of his affiliation with Guinness Atkinson™.

Officers
Name and Age	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During the Past 5 Years
James J. Atkinson (67)	President	Since April 2003

Chief Executive Officer and Director of Guinness Atkinson™ Asset Management since 2002. Director of Guinness Asset Management Ltd. since 2003. Principal of Orbis Marketing, a mutual fund marketing and advertising firm, since 2001.

Patrick Keniston (60)	Chief Compliance Officer	Since May 2013	Managing Director, Foreside Fund Officer Services, LLC, since 2008.
Rita Dam (58)	Treasurer	Since September 2009

Co-Chief Executive Officer (2016 – present), and Vice President, Mutual Fund Administration, LLC (2006 – 2015). Co-President (2018 – present), Foothill Capital Management, LLC, a registered investment adviser.

Joy Ausili (58)	Secretary & Assistant Treasurer	Since September 2009

Co-Chief Executive Officer, Mutual Fund Administration, LLC (2016 – present), and Vice President, Mutual Fund Administration, LLC (2006 – 2015). Co-President (2018 – present), Foothill Capital Management, LLC, a registered investment adviser.

Evan Robledo (36)	Assistant Treasurer	Since October 2012	Vice President (2022 – Present), and Assistant Vice President (2020 – 2021), Mutual Fund Administration, LLC.
Lyna Phan (50)	Assistant Treasurer	Since September 2011	Managing Director (2018 – present), and Vice President (2010 – 2017), Mutual Fund Administration, LLC.

Leadership Structure and the Board of Directors

The Board is responsible for overseeing the business affairs of the Funds. The Board is composed of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Funds (the “Independent Trustees”). In connection with four regularly scheduled meetings per year, the Independent Trustees meet regularly in executive sessions among themselves and with Fund counsel and Independent Legal Counsel to consider a variety of matters affecting the Funds. These meetings generally occur prior to or following scheduled Board meetings and at such other times as the Independent Trustees may deem necessary. The Board held, and each Trustee attended, four board meetings during the fiscal year ended December 31, 2025. As discussed in further detail below, the Board has established the Audit Committee, composed solely of Independent Trustees, to assist the Board in performing its oversight responsibilities. The Board also has a Governance and Nominating Committee, which did not meeting in 2025.

The Chairman of the Board is an Independent Trustee. The Funds do not have a lead Independent Trustee. The Chairman’s role is to approve the agenda for each Board meeting, preside at all meetings of the Board and to act, as necessary, as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform other such functions as may be determined by the Board.

Among the attributes or skills common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the other Trustees, Guinness Atkinson™, other service providers, counsel and the independent registered public accounting firm; and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his duties effectively has been attained through the Trustee’s business, consulting, public service and/or academic positions and through experience from service as a board member of the Funds, public and private companies or other organizations. Each Trustee’s ability to perform his duties effectively also has been enhanced by his educational background, professional training, and/or other life experiences. The following provides further information about each Trustee’s specific experience, qualifications, attributes or skills. The information in this section should not be understood to mean that any of the Trustees is an “expert” within the meaning of the federal securities laws.

James I. Fordwood has served as a Trustee of the Trust since its inception in 1994 and is the CFO and Managing Member of Prima Marketing LLC, which operates a network of convenience stores. Mr. Fordwood also serves as director and treasurer of several private companies (identified in the table above), including companies in the alternative energy sector. Mr. Fordwood holds a Bachelor of Arts in Engineering (with honors) from Cambridge University and holds the designation of Chartered Accountant awarded by the Institute of Chartered Accountants of Scotland. The Board has designated Mr. Fordwood as the Funds’ Audit Committee Financial Expert. Mr. Fordwood is the Chairman of the Audit Committee.

Timothy W.N. Guinness has served as a Trustee of the Trust since its inception in 1994 and is the Chairman and Chief Investment Officer of Guinness Atkinson™ Asset Management since November 2002; Chairman of Guinness Asset Management Ltd., an investment adviser in London, United Kingdom, since 2003; and Director of Guinness Capital Management Ltd. since 2010. Previously, Mr. Guinness served as Joint Chairman of Investec Asset Management Ltd. from September 1998 to March 2003. Mr. Guinness serves on the board of directors of several public and private companies operating and organized outside the United States, including companies focused on discretionary investment management services. Mr. Guinness also serves as a trustee of two non-U.S. investment companies, SR Europe Investment Trust Plc and Atlantis Japan Growth Fund Ltd. Mr. Guinness has more than 36 years of experience in investing and holds a Masters of Engineering from Cambridge University and a Masters of the Science of Management from Massachusetts Institute of Technology.

Dr. Bret A. Herscher has served as a Trustee of the Trust since its inception in 1994 and is self-employed consultant in the medical device sector. From 2012 through 2018, he served as Chief Technology Officer at EARGO, Inc., a hearing aid company. From 2009 through 2012, he served as Vice President of Minnow Medical, a company that develops medical devices for the treatment of peripheral artery disease. Dr. Herscher holds PhD. M.A. and B.A. degrees from Cambridge University. Dr. Herscher serves as Chairman of the Nominating and Governance Committee of the Board.

Jeffrey Long has served as a Trustee of the Trust since January 1, 2025. Mr. Long is retired. Previously, he was the Chief Financial Officer and Head of Finance for US and Europe for John Hancock Investment Management, and served in various roles at that company since 1993. Previously, Mr. Long served in strategic and consulting roles at Bank of Boston and Deloitte and Touche, LLP. Mr. Long holds a B.S. in economics from Queen’s University, Canada and an MBA from Babson College. The Board has designated Mr. Long as an Audit Committee Financial Expert.

J. Brooks Reece, Jr., has served as a Trustee of the Trust and the Funds’ Independent Chairman since the Trust’s inception in 1994 and is an Operating Partner of Stonebridge Partners Small Cap Team since 2018. From 1984 through 2017, he served in various senior executive positions at Adcole Corporation, a manufacturer of precision measuring machines and sun angle sensors for space satellites, and its affiliates. Mr. Reece served as a trustee of the Dessauer Global Equity Fund, a registered investment company, from 1997 to 2000. Mr. Reece holds a Bachelor of Science degree from the Wharton School at the University of Pennsylvania.

The Board’s leadership structure is appropriate for the characteristics and circumstances of the Trust and the Funds, including the Funds’ various investment strategies and themes, the size of the Funds, the Board’s committee structure and the Funds’ management, distribution and other service arrangements. The current leadership structure permits the Board to exercise informed and independent judgment over matters under its purview. The Board’s leadership structure may be changed at any time and in the Board’s discretion, including in response to changes in circumstances or the characteristics of the Funds.

Risk Oversight

The Funds are subject to a number of risks, including investment, compliance, operational, and valuation risks, among others. Guinness Atkinson™ and the Funds’ other service providers are responsible for day-to-day risk management functions (depending on the nature of the risk). As part of the general oversight of the Funds, the Board oversees the management of these risks.

The Board periodically reviews the Funds’ policies and procedures designed to address the Funds’ risks. Oversight of investment, compliance and operational risk is performed primarily at the Board level in conjunction with Guinness Atkinson™ and the Funds’ Chief Compliance Officer (“CCO”). Oversight of other risks also occurs at the Committee level. Guinness Atkinson™ reports to the Board at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance. The Board reviews reports on the Funds’ and the service providers’ compliance policies and procedures and receives an annual report from the CCO regarding the operations of the Funds’ and the service providers’ compliance program. The Audit Committee reviews with the Funds’ independent public accountants and Guinness Atkinson™ the Funds’ major financial risk exposures and the steps Guinness Atkinson™ has put in place to monitor and control these exposures, including risk assessments and risk management policies and guidelines. The Board oversees valuation risk and compliance with the Funds’ Valuation Procedures and oversees actions by the Adviser (as valuation designee) with respect to the valuation of portfolio securities.

Board Committees

The Board has two standing committees, as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. The Audit Committee appoints and approves the compensation of the Trust’s independent public accountants; oversees the Trust’s accounting and financial reporting policies, practices and internal controls; approves any non-audit services; and serves as the Trust’s “Qualified Legal Compliance Committee.” The Audit Committee meets at least once a year and met twice in 2025. The four Independent Trustees, Mr. Fordwood, Dr. Herscher, Mr. Long, and Mr. Reece, comprise the Audit Committee. Mr. Fordwood is the Chairman of the Audit Committee.

Governance and Nominating Committee. The Governance and Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Governance and Nominating Committee met once in 2025. The four Independent Trustees, Mr. Fordwood, Dr. Herscher, Mr. Long, and Mr. Reece, comprise the Governance and Nominating Committee. The Governance and Nominating Committee will consider nominees recommended by the Trust’s shareholders. A shareholder should submit any nominations in writing to the Secretary of the Trust at 251 South Lake Avenue, Suite 800, Pasadena, California 91101. All nominations so received shall promptly be distributed to the members of the Committee. However, the decision to approve candidates for submissions to the board shall be made exclusively by the Committee.

Ownership in Securities of the Adviser and Distributor and Related Companies; Compensation

As reported to the Trust, none of the Independent Trustees nor their immediate family members own securities issued by the Adviser, Distributor or their related companies, as of December 31, 2025. An immediate family member can be a spouse, children residing in the same household, including step and adoptive children, and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Funds and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

The table below illustrates the compensation paid to each Trustee for service to all series in the Trust for the Trust’s most recently completed fiscal year, excluding payment for out-of-pocket expenses. There are no pension or retirement benefits accrued as part of the Funds’ expenses. Each Trustee oversees all of the series portfolios of the Trust, which include the Multi-Class ETF Fund, seven other ETFs, and four other open-ended mutual funds.

Name of Trustee	Aggregate Compensation from the Trust
Independent Trustees
Mr. Fordwood	$20,000
Dr. Herscher	$20,000
Mr. Long	$20,000
Mr. Reece	$22,000
Interested Trustees
Mr. Guinness	$0

Trustee Ownership in the Funds

As of December 31, 2025, none of the Trustees owned shares of the Fund. Certain the Trustees own shares of other Funds in the Fund Complex:

Name of Trustee	Guinness Atkinson Global Innovators Fund (conventional mutual fund shares)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Mr. Fordwood	—	D
Dr. Herscher	D	—
Mr. Long	—	—
Mr. Reece	—	B
Interested Trustees
Mr. Guinness	—	D

Amount Invested Key:

—   None

A.   $1-$10,000

B.   $10,001-$50,000

C.   $50,001-$100,000

D.   over $100,000

Control Persons and Principal Security Holders

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. The Funds are currently non-operational and have no principal security holders.

THE INVESTMENT ADVISER AND THE ADVISORY AGREEMENT

Guinness Atkinson™ Asset Management, Inc. furnishes investment advisory services to the Fund. Under agreements (each, an “Agreement”) for the Fund, the Adviser directs the investments of the Fund’s investable assets in accordance with the Fund’s investment objectives, policies, and limitations provided in the prospectus or other governing instruments, the 1940 Act, and rules thereunder, and such other limitations as a Fund may impose by notice in writing to the Adviser. The Adviser also furnishes all necessary office facilities, equipment and personnel for servicing the investments of the Funds; pays the salaries and fees of all officers of the Trust other than those whose salaries and fees are paid by the Administrator or the Distributor; and pays the salaries and fees of all Trustees who are “interested persons” of the Trust or of the Adviser and of all personnel of the Trust or of the Adviser performing services relating to research, statistical and investment activities. The Adviser is authorized, in its discretion and without prior consultation with the Funds, to buy, sell, lend and otherwise trade, consistent with each Fund’s then-current investment objectives, policies and restrictions, in any bonds and other securities and investment instruments on behalf of the Fund. The investment policies and all other actions of the Funds are at all times subject to the control and direction of the Board.

The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution-related services necessary for a Fund to operate. The Fund pays the Adviser an advisory fee equal to a percentage of the Fund’s average daily net assets. For each Fund, expenses that are attributable to the Fund are charged against the income of the Fund in determining net income for dividend purposes. From time to time, the Adviser may contractually or voluntarily waive or defer all or a portion of its fees payable by any Fund under the Agreement.

The Adviser performs (or arranges for the performance of) the following management and administrative services necessary for the operation of the Trust: (i) with respect to the Funds, supervising relations with, and monitoring the performance of, custodians, depositories, transfer and pricing agents, accountants, attorneys, underwriters, brokers and dealers, insurers and other persons in any capacity deemed to be necessary or desirable; (ii) investigating the development of and developing and implementing, if appropriate, management and shareholder services designed to enhance the value or convenience of the Funds as investment vehicles; and (iii) providing administrative services other than those provided by the Administrator.

The Adviser also furnishes such reports, evaluations, information or analyses to the Trust as the Board may request from time to time or as the Adviser may deem to be desirable. The Adviser makes recommendations to the Board with respect to the Trust’s policies, and carries out such policies as are adopted by the Board. The Adviser, subject to review by the Board, furnishes such other services as it determines to be necessary or useful to perform its obligations under the Agreement.

All other costs and expenses not expressly assumed by the Adviser under the Agreement or by the Administrator under the administration agreement between it and the Trust, on behalf of the Funds, shall be paid by the Funds from the assets of the Funds, including, but not limited to, fees paid to the Adviser and the Administrator, interest and taxes, brokerage commissions, insurance premiums, compensation and expenses of the Independent Trustees, legal, accounting and audit expenses, fees and expenses of any transfer agent, distributor, registrar, dividend disbursing agent or shareholder servicing agent, expenses, including clerical expenses, incident to the issuance, redemption or repurchase of shares of the Funds, including issuance on the payment of, or reinvestment of, dividends, fees and expenses incident to the registration under federal or state securities laws of the Funds or their shares, expenses of preparing, setting in type, printing and mailing prospectuses, statements of additional information, reports and notices and proxy material to shareholders of the Funds, all other expenses incidental to holding meetings of the Funds’ shareholders, expenses connected with the execution, recording and settlement of portfolio securities transactions, fees and expenses of the custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts, expenses of calculating net asset value of the shares of the Funds, industry membership fees allocable to the Funds, and such extraordinary expenses as may arise, including litigation affecting the Funds and the legal obligations that the Funds may have to indemnify the officers and Trustees with respect thereto.

For each Fund, the Agreement remains in effect for an initial two year period from the date of execution and shall continue from year to year thereafter if it is specifically approved at least annually by the Board and the affirmative vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any such party by votes cast in person at a meeting called for such purpose. The Board or the Adviser may terminate the Agreement on 60 days’ written notice without penalty provided that a shorter notice period shall be permitted for a Fund in the event its shares are no longer listed on a national securities exchange. The Agreement terminates automatically in the event of its “assignment,” as defined in the 1940 Act.

For each Fund, the Agreement permits the Adviser to retain sub-advisers, at the Adviser’s cost, to provide services to the Fund.

For Guinness Atkinson Global Innovators Fund — ETF Class Shares only:

Under the Agreement, the Adviser has agreed that in exchange for a unitary fee, it will arrange for and pay for the ETF Class Share’s portion of all routine and ordinary expenses required for Fund operations, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to the Adviser.

As compensation for all services rendered under the Agreement, the Adviser is entitled to receive annual fees from the Funds, payable monthly, at the following rates:

Fund	Unitary Management Fee Rate (as a percentage of the Fund’s average daily net assets)
Guinness Atkinson Global Innovators Fund – ETF Share Class only	0.79%

The Adviser has adopted a policy to ensure that the portion of the fee payable under the unitary management services agreement that is allocable to compensation for delivery of investment advisory services is at the same level as the investment advisory fee applicable to the mutual fund share classes of the Fund, which are covered under a different type of investment advisory arrangement.

A discussion regarding the basis for the Board’s approval of the Agreement with respect to the ETF Share Class of the Fund will be available in the first semi-annual shareholder report for the period ending after commencement of operations.

The Fund is a Multi-Class ETF Fund. Under the investment advisory fee arrangements applicable to the mutual fund share classes, the Adviser provides the same investment advisory services to the Fund but is compensated under a conventional investment advisory agreement and expense limitation agreement structure. The Adviser has implemented policies to ensure that the share classes are treated fairly with respect to allocations of expenses incurred by the Fund.

The Adviser, from its own resources, including profits from advisory fees received from the Fund, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares. Such compensation may be paid to intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications, and inclusion on a sales list or electronic sales platform). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an intermediary may be significant to the Intermediary, and amounts that intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. Financial incentives may cause an intermediary to recommend a specific Fund over other investments. The same conflict of interest may exist with respect to financial advisers, brokers or investment professionals if he or she receives similar payments from his or her intermediary firm.

Guinness Atkinson™ reserves to itself and any successor to its business the right to withdraw the right to use the names “SmartETFs” or “Guinness Atkinson™” from a Fund if Guinness Atkinson™ no longer advises the Fund. Guinness Atkinson™ also reserves the right to grant the nonexclusive right to use the names “SmartETFs” or “Guinness Atkinson™” or any similar name to any other corporation or entity, including, but not limited to, any investment company. In the event the Agreement is terminated, each Fund will immediately delete “SmartETFs” or “Guinness Atkinson™” from its name and may not use the name “Guinness Atkinson™” in any manner thereafter.

PORTFOLIO MANAGERS

This section includes information about the Funds’ portfolio managers, including information concerning other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

The following table shows information regarding other accounts managed by each Portfolio Manager as of May 31, 2026:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Billion)
Adviser
Matthew Page, CFA	0	$0	6	$9,103	3	$190
Ian Mortimer, CFA	0	$0	6	$9,103	3	$190
	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)	Number of Accounts	Total Assets (in Million)
Adviser
Matthew Page, CFA	0	$0	0	$0	0	$0
Ian Mortimer, CFA	0	$0	0	$0	0	$0

Fund Ownership

Each portfolio manager is a U.K. resident; thus, ownership of investment company shares registered and offered in the U.S. is disadvantageous from a tax perspective. As of the date of this SAI, none of the portfolio managers of the Adviser own shares of any of the Funds in the Fund Complex.

Conflicts of Interest

Periodically, other accounts managed by the portfolio managers will hold the same securities as those held by the Funds. When these other accounts are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in accordance with a formula considered by Guinness Atkinson™ to be equitable to each, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. In some cases, this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, the ability of a Fund to participate in volume transactions will produce better executions for the Fund.

The portfolio managers also have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest. The management of other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Funds and/or other accounts. With respect to securities transactions for the Funds, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for a Fund and other accounts, orders are placed at the same time. The Adviser’s personnel use their best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Funds and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

The Guinness Atkinson Global Innovators Fund operates as a Multi-Class ETF Fund, pursuant to an exemptive order received by the Trust and the Adviser from the United States Securities and Exchange Commission in 2026. The Multi-Class ETF Fund structure imposes conditions on the Fund, including conditions designed to identify potential for conflicts of interest among share classes. The Fund has adopted an ongoing monitoring program to detect and identify material conflicts of interest among the share classes. The ongoing monitoring program includes regular reports to the Fund’s Board. Currently, the Fund believes that there could be potential conflicts of interest among share classes resulting from (i) the timing of payments of distributions with respect to Fund shares; and (ii) variations in cash flows into share classes. Whether a conflict of interest among share classes exists, and if so, is material, will be determined at the time the conflict is identified. If a material conflict of interest is identified, the Adviser will consult with the Fund’s Chief Compliance Officer and the Fund’s Board to determine how to remediate any such conflict of interest.

Compensation of Portfolio Managers

Dr. Ian Mortimer and Mr. Page are employed by the Adviser and are remunerated with a fixed annual salary and a variable bonus that is based in part upon the value of the assets under management to which they provide investment advice.

THE ADMINISTRATOR

Mutual Fund Administration LLC (“MFAC”) serves as the Funds’ Administrator under an Administration Agreement. As compensation for their services, the Administrator receives an administration fee, payable monthly, based on the Fund’s average daily net assets.

DISTRIBUTION AGREEMENT AND DISTRIBUTION PLAN

The Trust has entered into a Distribution Agreement with respect to the Funds with Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Finance Group, LLC (dba ACA Group) and principal underwriter for the Funds, located at Three Canal Plaza, Suite 100, Portland, Maine 04101. Under the Distribution Agreement, the Distributor uses all reasonable efforts, consistent with its other business, to secure purchases for the Funds’ shares and pays the expenses of printing and distributing any prospectuses, reports and other literature used by the Distributor, advertising, and other promotional activities in connection with the offering of shares of the Funds for sale to the public.

The Funds have adopted a Rule 12b-1 Distribution Plan. Currently, no payments are authorized under the Plan.

The Funds do not make separate payments as a result of the Distribution Plan to the Adviser, the Distributor or any other party, it being recognized that the Funds presently pay, and will continue to pay, an investment advisory fee to the Adviser. To the extent that any payments made by a Fund to the Adviser, including payment of fees under the relevant Agreements, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Fund shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan.

The Plan was approved by the Board, including all of the “Qualified Trustees” (the Independent Trustees who have no direct or indirect financial interest in the Plan or any related agreement). In approving the Plan, in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Board (including the Qualified Trustees) considered various factors and determined that there was a reasonable likelihood that the Plan would benefit the Funds and their shareholders. The Plan may not be amended to increase materially the amount to be spent by the Funds under the Plan without shareholder approval, and all material amendments to the provisions of the Plan must be approved by a majority vote of the Board and of the Qualified Trustees, cast in person at a meeting called for the purpose of such vote. During the operation of the Plan, the Adviser will report in writing to the Board quarterly the amounts and purposes of such payments for services rendered to shareholders pursuant to the Plan. The selection and nomination of the Independent Trustees is committed to the discretion of the Qualified Trustees. The Plan will continue in effect from year to year provided that such continuance is specifically approved annually (a) by the vote of a majority of a Fund’s outstanding voting shares or by the Board and (b) by the vote of a majority of the Qualified Trustees. Currently, no payments are authorized under the Plan.

The Adviser, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pays all distribution costs for Fund shares. Such compensation may be paid to intermediaries that provide services to the Funds, including marketing and education support (such as through conferences, webinars and printed communications, and inclusion on a sales list or electronic sales platform). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an intermediary may be significant to the Intermediary, and amounts that intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. Financial incentives may cause an intermediary to recommend the Fund(s) over other investments. The same conflict of interest may exist with respect to financial advisers, brokers or investment professionals if he or she receives similar payments from his or her intermediary firm.

DESCRIPTION OF THE FUNDS

Shareholder and Trustees Liability. Each Fund is a series of the Trust, which is a Delaware statutory trust.

The Delaware Trust Instrument provides that the Trustees shall not be liable for any act or omission as Trustee, but nothing protects a Trustee against liability to the Trust or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Furthermore, a Trustee is entitled to indemnification against liability and to all reasonable expenses, under certain conditions, to be paid from the assets of the Trust; provided that no indemnification shall be provided to any Trustee who has been adjudicated by a court to be liable to the Trust or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust. The Trust may advance money for expenses, provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification, and one of the following conditions are met: (i) the Trustee provides security for the undertaking; (ii) the Trust is insured against losses stemming from any such advance; or (iii) there is a determination by a majority of the Trust’s Independent non-party Trustees, or by independent legal counsel, that there is reason to believe that the Trustee ultimately will be entitled to indemnification.

Voting Rights. Shares of each Fund entitle the holders to one vote per share. The shares have no preemptive or conversion rights. The dividend rights and the right of redemption are described in the prospectus. When issued, shares are fully paid and nonassessable. The shareholders have certain rights, as set forth in the Bylaws, to call a meeting for any purpose, including the purpose of voting on removal of one or more Trustees.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting. Normally, the Trust will not hold annual meetings. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent. If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of the Fund’s shareholders for the purpose of voting upon the question of removal of a trustee and the Trust will assist in communications with other Trust shareholders.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Order System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. The Shares of each Fund are represented by global securities registered in the name of DTC or its nominees and deposited with, or on behalf of, DTC. Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows: it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code and a “clearing agency” registered pursuant to the provisions of Section 17A of the 1934 Act. DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and Financial Industry Regulatory Authority, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law. Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants). Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under the existing industry practice, in the event the Trust requests any rights as a holder of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of Shares for all purposes. Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged with respect to the Trust through the Trust’s Transfer Agent, a listing of shareholdings of each DTC Participant holding Fund shares. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant with copies of such notice, statement or other communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distribution of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange. In addition, certain brokers may make a dividend reinvestment service available to their clients. Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate. Investors interested in such a service should contact their broker for availability and other necessary details.

SHAREHOLDER REPORTS

For each Fund, Shareholders will receive reports semi-annually showing the Fund’s investments and other information.

FINANCIAL STATEMENTS

The Guinness Atkinson Global Innovators Fund — ETF Class Shares have not commenced operations and no financial reports are available. In future years, the financial highlights or statements of the Fund will be incorporated by reference in this section of the SAI. Such reports will be incorporated herein by reference in reliance upon the report of Tait, Weller & Baker, LLP, an independent registered public accounting firm, and on the authority of such firm as experts in auditing and accounting. Shareholders will receive a copy of the audited and unaudited semi-annual financial statements at no additional charge when requesting a copy of the SAI.

PROXY VOTING GUIDELINES

The Trust has delegated to Guinness Atkinson™ the voting of proxies related to a Fund’s portfolio securities. Guinness Atkinson has engaged Glass Lewis to provide proxy voting services for clients over which Guinness Atkinson exercises proxy voting authority. Guinness Atkinson has adopted standard proxy voting guidelines, which are applied by Glass Lewis to Guinness Atkinson proxy votes, absent instruction from Guinness Atkinson to the contrary. Guinness Atkinson™ has adopted guidelines designed to reflect its fiduciary duty to vote proxies in favor of shareholder interests. If proxy statements were received with respect to a Fund’s investments, the following policies will apply. In determining its vote, Guinness Atkinson™ will not subordinate the economic interest of a Trust to any other entity or interested party. Each portfolio manager votes proxies for the Funds they serve and all proxies are voted on a case by case basis; votes may vary with respect to the same issuer. With respect to voting proxies for the Funds, the Adviser will use the following guidelines for each of the following four categories of issues:

Routine Proposals. Routine proposals are those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Guinness Atkinson™ will review each issue on a case-by-case basis in order to determine the position that best represents the financial interests of the Fund. Traditionally, these issues include:

•        Approval of auditors

•        Election of directors

•        Indemnification provisions for directors

•        Liability limitations of directors

•        Name changes

Non-Routine Proposals. Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder’s investment. Guinness Atkinson™ will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the Trust. Non-routine matters include:

•        Mergers and acquisitions

•        Restructuring

•        Re-incorporation

•        Changes in capitalization

•        Increase in number of directors

•        Increase in preferred stock

•        Increase in common stock

•        Stock option plans

Corporate Governance Proposals. Guinness Atkinson™ will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

•        Poison pills

•        Golden parachutes

•        Greenmail

•        Supermajority voting

•        Dual class voting

•        Classified boards

Shareholder Proposals. Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. Guinness Atkinson™ will review each issue on a case-by-case basis in order to determine the position that best represents the financial interests of the Fund. Shareholder matters include:

•        Annual election of directors

•        Anti-poison pill

•        Anti-greenmail

•        Confidential voting

•        Cumulative voting

Proxy voting will be determined by Guinness Atkinson™. Issues not covered by these guidelines will be discussed with the Board. If the Adviser determines that the cost of effectuating a proxy vote exceeds the value of the proxy vote on the client’s account, as determined by the portfolio manager, the proxy may not be voted. The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge upon request, by calling toll-free (800) 915-6566 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available without charge upon request, by calling (800) 915-6566.

Proxies voted on behalf of other clients of the Adviser or its affiliates may be voted differently, based on client interests.

GENERAL INFORMATION

Independent Contractors. Guinness Atkinson™ may enter into agreements with independent contractors to provide shareholder services for a fee. Shareholder services include account maintenance and processing, direct shareholder communications, calculating NAV, dividend posting and other administrative functions.

Administrator. Mutual Fund Administration, LLC, located at 2220 East Route 66, Suite 226, Glendora, CA 91740, serves as the Funds’ administrator.

Transfer Agent. Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the Funds’ transfer agent. The transfer agent provides record keeping and shareholder services.

Custodian. Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the Funds’ custodian. The custodian holds the securities, cash and other assets of the Fund.

Fund Accounting Agent. Brown Brothers Harriman & Co., located at 50 Post Office Square, Boston, Massachusetts 02110, serves as the fund accounting agent for the Funds. The fund accounting agent calculates the Fund’s daily NAV.

Legal Counsel. Seward & Kissel, LLP, with a main office at One Battery Park Plaza, New York, NY 10004, serves as legal counsel for the Trust.

Independent Registered Public Accounting Firm. Tait, Weller & Baker, LLC, located at Two Liberty Place, 50 S. 16th Street, Suite 2900, Philadelphia, Pennsylvania, 19102-2529, audits the financial statements and financial highlights of the Funds and provides reports to the Board.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”), as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Funds’ transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or legal entity whose identity and beneficial owner, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

GUINNESS ATKINSONTM FUNDS

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Articles of Incorporation.
(1)

Certificate of Trust dated March 6, 1997 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on March 20, 1997.

(A)

Amendment dated September 8, 2000 to the Certificate of Trust is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed with the SEC on October 13, 2000.

(B)

Amendment dated April 25, 2003 to the Certificate of Trust is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

(2)

Trust Instrument dated March 6, 1997 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A, filed with the SEC on March 20, 1997.

(A)

Amendment dated September 28, 2000 to the Trust Instrument is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed with the SEC on October 13, 2000.

(B)

Amendment dated September 9, 2019 to the Trust Instrument is herein incorporated by reference to Exhibit (a)(2)(d) to the Registrant’s Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A filed with the SEC on April 29, 2020.

(C)

Amended Schedule A dated September 8, 2025 to the Trust Instrument is herein incorporated by reference to Exhibit (a)(2)(D) to the Registrant’s Post-Effective Amendment No. 149 to the Registration Statement on Form N-1A, filed with the SEC on September 26, 2025.

(b)	By-laws.
(1)

By-laws revised as of November 14, 2005 are herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 2006.

(c)	The Rights of Security Holders are set forth in the Registrant’s Trust Instrument and Bylaws.
(d)	Investment Advisory Agreement.
(1)

Mutual Fund Investment Advisory Agreement between Registrant and Guinness Atkinson™ Asset Management, Inc. (the “Adviser”) dated April 25, 2003 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 2003.

		(A)	Amended and Restated Schedule A to the Investment Advisory Agreement dated May 15, 2026 – filed herewith.

(2)

Form of ETF Investment Advisory Agreement between Registrant and the Adviser dated November 15, 2019 with respect to the Guinness Atkinson Smart Transportation & Technology ETF (formerly, SmartETFs Smart Transportation & Technology ETF) is herein incorporated by reference to Exhibit (d)(4) to the Registrant’s Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A filed with the SEC on November 4, 2019.

(3)

Form of ETF Investment Advisory Agreement between Registrant and the Adviser dated with respect to the Guinness Atkinson Asia Pacific Dividend Builder ETF (formerly, SmartETFs Asia Pacific Dividend Builder ETF), Guinness Atkinson Dividend Builder ETF (formerly, SmartETFs Dividend Builder ETF), and Guinness Atkinson Sustainable Energy ETF (formerly, SmartETFs Sustainable Energy II ETF) is herein incorporated by reference to Exhibit (d)(4) to the Registrant’s Post-Effective Amendment No. 116 to the Registration Statement on Form N-1A filed with the SEC on October 30, 2020.

(4)

Form of Unitary Fee Investment Advisory Agreement dated December 15, 2025 between the Registrant and the Adviser with respect to the Guinness Atkinson Real Assets Income ETF is herein incorporated by reference to Exhibit (d)(4) to the Registrant’s Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A filed with the SEC on December 17, 2025.

(5)

Form of Unitary Fee Agreement dated May 31, 2026 between the Registrant and the Adviser with respect to Guinness Atkinson Global Innovators Fund (ETF Share Class only) and Guinness Atkinson Post-Labor LeadersTM ETF – filed herewith.

(6)

Form of Investment Sub-Advisory Agreement with Amended and Restated Appendix A between Registrant and Penserra Capital Management LLC (the “Sub-Advisor”) with respect to Guinness Atkinson Smart Transportation & Technology ETF (formerly, SmartETFs Smart Transportation & Technology ETF), and Guinness Atkinson Sustainable Energy ETF (formerly, SmartETFs Sustainable Energy II ETF) is herein incorporated by reference to Exhibit (d)(5) to the Registrant’s Post-Effective Amendment No. 116 to the Registration Statement on Form N-1A, filed with the SEC on October 30, 2020.

(e)	Distribution Agreement.
(1)

Distribution Agreement between Registrant and Foreside Fund Services, LLC is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 75 to the Registration Statement on Form N-1A, filed with the SEC on April 28, 2017.

(A)

Novated Distribution Agreement dated May 31, 2017 is herein incorporated by reference to the Registrant Post-Effective Amendment No. 156 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2026.

(B)

Novated Distribution Agreement dated September 30, 2021 is herein incorporated by reference to the Registrant Post-Effective Amendment No. 156 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2026.

		(C)	Second Amendment to Novated Distribution Agreement dated May 15, 2026 – filed herewith.
(2)

Form of ETF Distribution Agreement dated July 19, 2019 between the Adviser and Foreside Fund Services, LLC is herein incorporated by reference to Exhibit (e)(5) to the Registrant’s Post-Effective Amendment No. 116 to the Registration Statement on Form N-1A, filed with the SEC on October 30, 2020.

(A)

Novated Distribution Agreement dated September 30, 2021 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 141 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2022.

		(B)	Fourth Amendment to Novated ETF Distribution Agreement dated May 15, 2026 – filed herewith.
	(3)	Form of Authorized Participant Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts – None.
(g)	Custody Agreement.
(1)

Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (“BBH&Co.”) dated September 14, 2009 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

	(2)	Form of Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. (“BBH&Co.”) dated May 15, 2026 – filed herewith.
(h)	Other Material Contracts.
(1)

Form of Fund Administration Servicing Agreement between Registrant and Mutual Fund Administration Corporation dated September 14, 2009 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

		(A)	Amendment to Fund Administration Servicing Agreement dated May 15, 2026 – filed herewith.
(2)

Form of Amended and Restated Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC dated April 28, 2003 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed with the SEC on June 28, 2004.

(A)

Addendum dated August 31, 2009 to the Amended and Restated Transfer Agent Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2010.

	(3)	Power of Attorney is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 149 to the Registrant Statement on Form N-1A, filed with the SEC on September 26, 2025.
(4)

Form of Shareholder Servicing Agreement is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed with the SEC on April 27, 2005.

(A)

Amended Schedule A to Shareholder Servicing Agreement dated May 10, 2021 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 141 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2022.

(5)

Shareholder Servicing Plan dated May 1, 2005 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed with the SEC on April 27, 2005.

(A)

Amended Schedule A to Shareholder Servicing Plan dated May 10, 2021 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 141 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2022.

	(6)	Amended and Restated Expense Limitation Agreement with respect to Guinness Atkinson Funds – filed herewith.
(7)

Amended and Restated Expense Limitation Agreement with respect to Guinness Atkinson Asia Pacific Dividend Builder ETF, Guinness Atkinson Dividend Builder ETF, and Guinness Atkinson Sustainable Energy ETF – filed herewith.

(8)

Form of Expense Limitation (Fee Waiver) Agreement with respect to the Guinness Atkinson Real Assets Income ETF is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 153 to Registration Statement on Form N-1A, filed with the SEC on December 17, 2025.

(9)

Administrative Agency Agreement between Registrant and Brown Brothers Harriman & Co. is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 101 to the Registration Statement on Form N-1A, filed with the SEC on April 29, 2020.

	(A)	Amendment to Administrative Agency Agreement dated May 15, 2026 – filed herewith.
(i)	Legal Opinion.
(1)

Opinion of Kramer Levin Naftalis & Frankel LLP is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed with the SEC on December 31, 2015.

(A)

Opinion of Morris, Nichols, Arsht & Tunnell LLP is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 71 to the Registration Statement on Form N-1A, filed with the SEC on December 31, 2015.

(2)

Opinion of Perkins Coie with respect to Guinness Atkinson Smart Transportation & Technology ETF (formerly, SmartETFs Smart Transportation & Technology ETF) is herein incorporated by reference to Exhibit (i)(4) to the Registrant’s Post-Effective Amendment No. 94 to the Registration Statement on Form N-1A, filed with the SEC on November 4, 2019.

(3)

Opinion of Practus, LLP with respect to Guinness Atkinson Sustainable Energy ETF (formerly, SmartETFs Sustainable Energy II ETF) is herein incorporated by reference to Exhibit (i)(2) to the Registrant’s Post-Effective Amendment No. 116 to the Registration Statement on Form N-1A, filed with the SEC on October 30, 2020.

(4)

Opinion of Seward & Kissel, LLP with respect to the Guinness Atkinson Real Assets Income ETF is herein incorporated by reference to Exhibit (i)(5) to the Registrant’s Post-Effective Amendment No. 153 to the Registration Statement on Form N-1A, filed with the SEC on December 17, 2025.

	(5)	Opinion of Seward & Kissel, LLP with respect to the Guinness Atkinson Global Innovators Fund (ETF Share Class) – filed herewith.
(j)	Other Opinions.
	(1)	Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)	Omitted Financial Statements – None.
(l)

Investment Letters dated May 6, 1994 are herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed with the SEC on April 25, 1997.

(m)

Rule 12b-1 Distribution and Service Plan dated May 18, 2015 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 152 to the Registration Statement on Form N-1A, filed with the SEC on December 17, 2025.

(n)	Rule 18f-3 Plan – filed herewith.
(o)	Reserved.
(p)	Codes of Ethics.
(1)

Code of Ethics of the Registrant revised February 11, 2013 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 60 to the Registration Statement on Form N-1A, filed with the SEC on April 30, 2013.

(2)

Code of Ethics of the Adviser revised November 1, 2010 is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(3)

Code of Ethics of the Sub-Adviser is herein incorporated by reference to the Registrant’s Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A filed with the SEC on June 28, 2019.

Item 29. Persons Controlled by or Under Common Control with the Fund

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Article X, Section 10.02 of Registrant’s Delaware Trust Instrument, incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 7 to Registrant’s Registration Statement on Form N-1A filed electronically on March 20, 1997, provides for the indemnification of Registrant’s Trustees and officers, as follows:

“Section 10.02 Indemnification.”

(a)    Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i)    every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii)   the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)    No indemnification shall be provided hereunder to a Covered Person:

(i)    who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)   in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)    The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)    Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of the Investment Advisor

Guinness AtkinsonTM Asset Management, Inc. provides management services to the Registrant and its series. Except as noted below, to the best of Registrant’s knowledge, none of the directors and officers of the Adviser has held at any time during the past two fiscal years or been engaged for his own account or in the capacity of director, officer, employee, partner or trustee in any other business, profession, vocation or employment of a substantial nature. Timothy W.N. Guinness, Chairman and Chief Investment Officer of the Adviser, is also Chairman of Guinness Asset Management and Guinness Capital Management Ltd. Prior to April 2003, he was Chairman of Investec Global Energy Fund. He is also a non-executive director (and chairman in one case) of several investment funds and also non-executive chairman of New Boathouse Capital Ltd, a corporate finance boutique providing services to private companies, and of the Brompton Bicycle Company Ltd., a specialist manufacturer of a world leading folding bicycle. Guinness Asset Management, which is 100% owned by Mr. Guinness, is a specialist equity manager focusing on energy stocks. There is a shareholders agreement between Mr. Guinness and James J. Atkinson, Chief Executive Officer of the Adviser, covering the sharing of premises, and other resources in London by Guinness Asset Management and the Adviser.

Mr. Atkinson is also Principal of Orbis Marketing, a specialist marketing firm focusing on direct marketing of mutual funds especially on the internet. Prior to April 1, 2003, that was his principal employment. There is a shareholders agreement between Mr. Atkinson and Mr. Guinness covering the sharing of premises, and other resources in the U.S. by Orbis and the Advisor.

Item 32. Principal Underwriter

(a)    Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.     AB Active ETFs, Inc.

2.     ABS Long/Short Strategies Fund

3.     ActivePassive Core Bond ETF, Series of Trust for Professional Managers

4.     ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

5.     ActivePassive International Equity ETF, Series of Trust for Professional Managers

6.     ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

7.     AdvisorShares Trust

8.     AFA Private Credit Fund

9.     AGF Investments Trust

10.   AIM ETF Products Trust

11.   Alexis Practical Tactical ETF, Series of Listed Funds Trust

12.   AlphaCentric Prime Meridian Income Fund

13.   Alternative Strategies Income Fund

14.   American Century ETF Trust

15.   AMG ETF Trust

16.   Amplify ETF Trust

17.   Applied Finance Dividend Fund, Series of World Funds Trust

18.   Applied Finance Explorer Fund, Series of World Funds Trust

19.   Applied Finance Select Fund, Series of World Funds Trust

20.   Ardian Access LLC

21.   ARK ETF Trust

22.   ARK Venture Fund

23.   Bitwise Funds Trust

24.   BondBloxx ETF Trust

25.   Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

26.   Bridgeway Funds, Inc.

27.   Brinker Capital Destinations Trust

28.   Brookfield Real Assets Income Fund Inc.

29.   Build Funds Trust

30.   Calamos Convertible and High Income Fund

31.   Calamos Convertible Opportunities and Income Fund

32.   Calamos Dynamic Convertible and Income Fund

33.   Calamos Global Dynamic Income Fund

34.   Calamos Global Total Return Fund

35.   Calamos Strategic Total Return Fund

36.   Carlyle Tactical Private Credit Fund

37.   Cascade Private Capital Fund

38.   Catalyst/Perini Strategic Income Fund

39.   CBRE Global Real Estate Income Fund

40.   Center Coast Brookfield MLP & Energy Infrastructure Fund

41.   Cliffwater Corporate Lending Fund

42.   Cliffwater Enhanced Lending Fund

43.   Coatue Innovative Strategies Fund

44.   Cohen & Steers ETF Trust

45.   Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

46.   CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

47.   Curasset Capital Management Core Bond Fund, Series of World Funds Trust

48.   Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

49.   CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBERHORNET Trust

50.   Davis Fundamental ETF Trust

51.   Defiance BMNR Option Income ETF, Series of ETF Series Solutions

52.   Defiance Connective Technologies ETF, Series of ETF Series Solutions

53.   Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions

54.   Defiance Quantum ETF, Series of ETF Series Solutions

55.   Defiance Retail Kings ETF, Series of ETF Series Solutions

56.   Denali Structured Return Strategy Fund

57.   Dodge & Cox Funds

58.   DoubleLine ETF Trust

59.   DoubleLine Income Solutions Fund

60.   DoubleLine Opportunistic Credit Fund

61.   DoubleLine Yield Opportunities Fund

62.   DriveWealth ETF Trust

63.   EIP Investment Trust

64.   Ellington Income Opportunities Fund

65.   ETF Opportunities Trust

66.   Exchange Listed Funds Trust

67.   Exchange Place Advisors Trust

68.   FIS Trust

69.   FlexShares Trust

70.   Fortuna Hedged Bitcoin Fund, Series of Listed Funds Trust

71.   Forum Funds

72.   Forum Funds II

73.   Forum Real Estate Income Fund

74.   GMO ETF Trust

75.   GoldenTree Opportunistic Credit Fund

76.   Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust

77.   Grayscale Funds Trust

78.   Guinness Atkinson Funds

79.   Harbor ETF Trust

80.   Harris Oakmark ETF Trust

81.   Hawaiian Tax-Free Trust

82.   Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

83.   Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

84.   Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

85.   Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust

86.   Horizon Kinetics Medical ETF, Series of Listed Funds Trust

87.   Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

88.   Horizon Kinetics Texas ETF, Series of Listed Funds Trust

89.   Innovator ETFs Trust

90.   Ironwood Institutional Multi-Strategy Fund LLC

91.   Ironwood Multi-Strategy Fund LLC

92.   Jensen Quality Growth ETF, Series of Trust for Professional Managers

93.   John Hancock Exchange-Traded Fund Trust

94.   Kurv ETF Trust

95.   Lazard Active ETF Trust

96.   LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

97.   Lone Peak Value Fund, Series of World Funds Trust

98.   Mairs & Power Balanced Fund, Series of Trust for Professional Managers

99.   Mairs & Power Growth Fund, Series of Trust for Professional Managers

100. Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

101. Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

102. Manor Investment Funds

103. MoA Funds Corporation

104. Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

105. Morgan Stanley ETF Trust

106. Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds

107. Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds

108. Morningstar Funds Trust

109. NEOS ETF Trust

110. Niagara Income Opportunities Fund

111. NXG Cushing® Midstream Energy Fund

112. NXG NextGen Infrastructure Income Fund

113. OTG Latin American Fund, Series of World Funds Trust

114. Overlay Shares Core Bond ETF, Series of Listed Funds Trust

115. Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

116. Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

117. Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

118. Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

119. Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

120. Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

121. Palmer Square Funds Trust

122. Palmer Square Opportunistic Income Fund

123. Partners Group Private Income Opportunities, LLC

124. Perkins Discovery Fund, Series of World Funds Trust

125. Philotimo Focused Growth and Income Fund, Series of World Funds Trust

126. Plan Investment Fund, Inc.

127. Point Bridge America First ETF, Series of ETF Series Solutions

128. Precidian ETFs Trust

129. Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust

130. Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

131. Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

132. Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

133. Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust

134. Renaissance Capital Greenwich Funds

135. REX ETF Trust

136. Reynolds Funds, Inc.

137. RMB Investors Trust

138. Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

139. Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

140. Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

141. Roundhill Cannabis ETF, Series of Listed Funds Trust

142. Roundhill ETF Trust

143. Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

144. Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

145. Roundhill Video Games ETF, Series of Listed Funds Trust

146. Rule One Fund, Series of World Funds Trust

147. Russell Investments Exchange Traded Funds

148. Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

149. Six Circles Trust

150. Sound Shore Fund, Inc.

151. SP Funds Trust

152. Sparrow Funds

153. Spear Alpha ETF, Series of Listed Funds Trust

154. STF Tactical Growth & Income ETF, Series of Listed Funds Trust

155. STF Tactical Growth ETF, Series of Listed Funds Trust

156. Strategic Trust

157. Strategy Shares

158. Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

159. Tekla World Healthcare Fund

160. Tema ETF Trust

161. The 2023 ETF Series Trust

162. The 2023 ETF Series Trust II

163. The Community Development Fund

164. The Cook & Bynum Fund, Series of World Funds Trust

165. The Private Shares Fund

166. The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

167. Third Avenue Trust

168. Third Avenue Variable Series Trust

169. Tidal Trust I

170. Tidal Trust II

171. Tidal Trust III

172. Tidal Trust IV

173. TIFF Investment Program

174. Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

175. Timothy Plan International ETF, Series of The Timothy Plan

176. Timothy Plan Market Neutral ETF, Series of The Timothy Plan

177. Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

178. Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

179. Total Fund Solution

180. Touchstone ETF Trust

181. Trailmark Series Trust

182. T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust

183. T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust

184. T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust

185. T-Rex 2x Long Ether Daily Target ETF

186. U.S. Global Investors Funds

187. Union Street Partners Value Fund, Series of World Funds Trust

188. Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

189. Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

190. Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

191. Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

192. Virtus Stone Harbor Emerging Markets Income Fund

193. Volatility Shares Trust

194. WEBs ETF Trust

195. Wedbush Series Trust

196. Wellington Global Multi-Strategy Fund

197. Wilshire Mutual Funds, Inc.

198. Wilshire Variable Insurance Trust

199. WisdomTree Trust

200. XAI Octagon Floating Rate & Alternative Income Term Trust

(b)    The following are the Officers and Manager of the Distributor, the Registrant’s underwriter.

The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None

Name	Address	Position with Underwriter	Position with Registrant
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

Item 33. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator	Mutual Fund Administration, LLC 2220 East Route 66, Suite 226 Glendora, CA 91740
Registrant’s Adviser	Guinness AtkinsonTM Asset Management, Inc. 251 South Lake Avenue, Suite 800 Pasadena, CA 91101
Registrant’s Sub-Adviser	Penserra Capital Management LLC 4 Orinda Way, Suite 100A Orinda, CA 94563
Registrant’s Custodian	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110-1548
Registrant’s Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202
Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110-1548
Registrant’s Distributor	Foreside Fund Services, LLC 190 Middle Street, Suite 301 Portland, ME 04101

Item 34. Management Services

The Registrant has disclosed all management-related service contracts in Parts A and B.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pasadena and State of California, on the 24th day of July, 2026.

GUINNESS ATKINSON FUNDS
By:	/s/ James Atkinson
James Atkinson
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 166 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ James Atkinson	President and Principal Executive Officer	July 24, 2026
James Atkinson
/s/ J.I. Fordwood*	Trustee	July 24, 2026
J.I. Fordwood
/s/ Timothy Guinness*	Trustee	July 24, 2026
Timothy Guinness
/s/ Bret A. Herscher*	Trustee	July 24, 2026
Bret A. Herscher
/s/ Jeffrey Long*	Trustee	July 24, 2026
Jeffrey Long
/s/ J. Brooks Reece, Jr.*	Trustee and Chairman	July 24, 2026
J. Brooks Reece, Jr.
/s/ Rita Dam	Treasurer, Principal Accounting Officer and Principal Financial Officer	July 24, 2026
Rita Dam
*By:	/s/ Rita Dam
Rita Dam
Attorney-in-fact

INDEX TO EXHIBITS

Exhibit Number	Description
(d)(1)(A)	Amendment to Schedule A of Investment Advisory Agreement (Mutual Funds)
(d)(5)	Form of Unitary Fee Agreement
(e)(1)(C)	Amendment to Novated Mutual Fund Distribution Agreement
(e)(2)(B)	Amendment to Novated ETF Distribution Agreement
(e)(3)	Form of Authorized Participant Agreement
(g)(2)	Amendment to Custodian Agreement
(h)(1)(A)	Amendment to Fund Administration Servicing Agreement
(h)(6)	Amendment to Expense Limitation Agreement for Mutual Funds
(h)(7)	Amendment to Expense Limitation Agreement for Certain ETFs
(h)(9)(A)	Amendment to Administrative Agency Agreement
(i)(5)	Legal Opinion
(j)	Consent of Independent Registered Public Accounting Firm
(n)	Rule 18f-3 Plan